UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05038

Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices)	(Zip code)

Jennifer D. Lammers
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
200 Clarendon Street, 27th floor
Boston, Massachusetts 02116-5021
(Name and address of agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Consumer Discretionary:
2,300	ABERCROMBIE & FITCH CO., CLASS A	$50,218	78,016
1,500	ADVANCE AUTO PARTS, INC.	53,557	102,660
6,150	AMAZON.COM, INC.(b)	274,721	1,564,068
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	69,632
3,300	AMERICAN EAGLE OUTFITTERS, INC.	33,099	69,564
2,300	APOLLO GROUP, INC., CLASS A(b)	59,915	66,815
1,600	AUTOLIV, INC.(c)	44,874	99,152
500	AUTOZONE, INC.(b)	32,038	184,835
4,575	BED BATH & BEYOND, INC.(b)	120,780	288,225
4,800	BEST BUY CO., INC.	84,882	82,512
1,400	BIG LOTS, INC.(b)	15,477	41,412
2,200	BORGWARNER, INC.(b)	51,799	152,042
750	BRINKER INTERNATIONAL, INC.	10,084	26,475
1,700	CABLEVISION SYSTEMS CORP. (NEW
	YORK GROUP), CLASS A	15,956	26,945
4,168	CARMAX, INC.(b)	50,984	117,954
2,700	CARNIVAL CORP.	80,824	98,388
6,043	CBS CORP., CLASS B (NON VOTING)	52,350	219,542
600	CHARTER COMMUNICATIONS, INC., CLASS A(b)	30,036	45,042
600	CHICO’S FAS, INC.	5,619	10,866
68,820	CINEMARK HOLDINGS, INC.	1,340,355	1,543,633
18,500	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A	72,792	110,630
5,000	COACH, INC.	19,161	280,100
37,100	COMCAST CORP., CLASS A	596,906	1,327,067
4,600	D.R. HORTON, INC.	22,057	94,944
2,300	DARDEN RESTAURANTS, INC.	47,909	128,225
600	DECKERS OUTDOOR CORP.(b)	26,832	21,984
3,400	DEVRY, INC.	72,829	77,384
1,500	DICK’S SPORTING GOODS, INC.	24,802	77,775
14,821	DIRECTV(b)	174,284	777,510
900	DISCOVERY COMMUNICATIONS, INC., CLASS A(b)	53,973	53,667
6,700	DOLLAR TREE, INC.(b)	61,517	323,442
1,800	DREAMWORKS ANIMATION SKG, INC., CLASS A(b)	30,618	34,614
710	EXPEDIA, INC.	10,883	41,066
500	FAMILY DOLLAR STORES, INC.	12,652	33,150
3,000	FOOT LOCKER, INC.	40,394	106,500
51,663	FORD MOTOR CO.	250,257	509,397
4,600	GAMESTOP CORP., CLASS A	34,643	96,600
5,700	GANNETT CO., INC.	51,200	101,175
4,100	GAP (THE), INC.	58,946	146,698
2,200	GARMIN LTD.(c)	40,557	91,828
7,200	GENERAL MOTORS CO.(b)	160,535	163,800
7,500	GENTEX CORP.	106,860	127,575
3,450	GENUINE PARTS CO.	102,424	210,554
5,000	GROUPON, INC.(b)	31,950	23,800
1,000	GUESS?, INC.	26,260	25,420
166,500	H&R BLOCK, INC.	2,380,408	2,885,445
500	HANESBRANDS, INC.(b)	10,750	15,940
6,750	HARLEY-DAVIDSON, INC.	39,547	285,998
4,300	HARMAN INTERNATIONAL INDUSTRIES, INC.	74,798	198,488
400	HASBRO, INC.	10,206	15,268
29,825	HOME DEPOT (THE), INC.	19,452	1,800,535
2,000	HOMEAWAY, INC.(b)	47,040	46,900
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	173,472
1,300	ITT EDUCATIONAL SERVICES, INC.(b)	52,038	41,899
1,400	JARDEN CORP.	25,277	73,976
44,195	JOHNSON CONTROLS, INC.	1,200,756	1,210,943
7,750	KOHL’S CORP.	86,000	396,955
4,200	LAMAR ADVERTISING CO., CLASS A(b)	55,664	155,652
4,138	LAS VEGAS SANDS CORP.	92,745	191,879
2,400	LEAR CORP.	100,704	90,696
2,900	LENNAR CORP., CLASS A	38,266	100,833
5,800	LIBERTY GLOBAL, INC., CLASS A(b)	103,484	352,350
47,640	LIBERTY INTERACTIVE CORP., CLASS A(b)	736,861	881,340
5,032	LIBERTY MEDIA CORP. - LIBERTY CAPITAL, CLASS A(b)	30,073	524,183
490	LIBERTY VENTURES, CLASS A(b)	3,249	24,324

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
6,190	LIMITED BRANDS, INC.	$70,745	304,919
2,000	LKQ CORP.(b)	24,950	37,000
11,800	LOWE’S COS., INC.	293,866	356,832
5,000	MACY’S, INC.	81,374	188,100
69,000	MADISON SQUARE GARDEN (THE) CO., CLASS A(b)	1,572,579	2,778,630
66,130	MARKS & SPENCER GROUP PLC ADR(c)(d)	772,476	761,818
4,969	MARRIOTT INTERNATIONAL, INC., CLASS A	60,013	194,288
75,496	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	1,321,371	2,719,366
4,200	MATTEL, INC.	75,213	149,016
16,100	MCDONALD’S CORP.	361,812	1,477,175
3,600	MCGRAW-HILL (THE) COS., INC.	84,305	196,524
6,600	MGM RESORTS INTERNATIONAL(b)	54,922	70,950
600	MICHAEL KORS HOLDINGS LTD.(b)(c)	24,816	31,908
600	MOHAWK INDUSTRIES, INC.(b)	26,796	48,012
1,400	MORNINGSTAR, INC.	57,577	87,696
800	NETFLIX, INC.(b)	47,728	43,552
2,200	NEWELL RUBBERMAID, INC.	26,950	41,998
27,700	NEWS CORP., CLASS A	282,577	679,481
4,400	NIKE, INC., CLASS B	126,358	417,604
4,300	NORDSTROM, INC.	45,233	237,274
100	NVR, INC.(b)	51,542	84,450
3,095	OMNICOM GROUP, INC.	87,717	159,578
2,300	O’REILLY AUTOMOTIVE, INC.(b)	69,868	192,326
1,500	PANERA BREAD CO., CLASS A(b)	69,667	256,335
2,600	PETSMART, INC.	55,966	179,348
700	PRICELINE.COM, INC.(b)	118,683	433,111
14,100	PULTEGROUP, INC.(b)	58,797	218,550
700	PVH CORP.	26,253	65,604
1,500	RALPH LAUREN CORP.	31,320	226,845
3,000	REGAL ENTERTAINMENT GROUP, CLASS A	30,735	42,210
4,600	ROSS STORES, INC.	36,395	297,160
18,600	ROYAL CARIBBEAN CRUISES LTD.	536,129	561,906
600	SCRIPPS NETWORKS INTERACTIVE, INC., CLASS A	21,337	36,738
10,400	SERVICE CORP. INTERNATIONAL	74,152	139,984
2,600	SIGNET JEWELERS LTD.(c)	52,469	126,776
4,400	STAPLES, INC.	49,466	50,688
14,250	STARBUCKS CORP.	182,046	723,188
1,810	STARWOOD HOTELS & RESORTS
	WORLDWIDE, INC.	59,620	104,908
12,200	TARGET CORP.	353,659	774,334
900	TESLA MOTORS, INC.(b)	23,418	26,352
3,600	THOMSON REUTERS CORP.	102,096	103,896
1,900	THOR INDUSTRIES, INC.	22,316	69,008
4,200	TIFFANY & CO.	122,192	259,896
5,979	TIME WARNER CABLE, INC.	194,384	568,364
21,033	TIME WARNER, INC.	476,695	953,426
10,094	TJX COS., INC.	86,033	452,110
2,210	TRIPADVISOR, INC.(b)	42,908	72,775
2,800	TRW AUTOMOTIVE HOLDINGS CORP.(b)	87,856	122,388
3,027	URBAN OUTFITTERS, INC.(b)	71,859	113,694
1,700	VF CORP.	87,065	270,912
43,792	VIACOM, INC., CLASS B	1,892,513	2,346,813
4,000	VIRGIN MEDIA, INC.	55,548	117,760
800	VISTEON CORP.(b)	33,968	35,568
29,960	WALT DISNEY (THE) CO.	587,935	1,566,309
2,300	WHIRLPOOL CORP.	98,184	190,693
55,850	WMS INDUSTRIES, INC.(b)	1,061,226	914,823
5,475	WYNDHAM WORLDWIDE CORP.	24,501	287,328
1,600	WYNN RESORTS LTD.	42,372	184,704
9,016	YUM! BRANDS, INC.	78,831	598,121
		22,282,244	44,090,881	11.67%
Consumer Staples:
30,100	ALTRIA GROUP, INC.	137,687	1,005,039
53,685	ARCHER-DANIELS-MIDLAND CO.	1,512,284	1,459,158
7,300	AVON PRODUCTS, INC.	110,960	116,435
4,300	BEAM, INC.	115,443	247,422
2,916	BROWN-FORMAN CORP., CLASS B	57,343	190,269

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
18,345	BUNGE LTD.	$1,141,742	1,230,032
600	CAMPBELL SOUP CO.	16,020	20,892
4,000	CHURCH & DWIGHT CO., INC.	100,310	215,960
3,000	CLOROX (THE) CO.	154,515	216,150
64,522	COCA-COLA (THE) CO.	992,260	2,447,320
2,300	COCA-COLA ENTERPRISES, INC.	39,664	71,921
7,390	COLGATE-PALMOLIVE CO.	422,681	792,356
1,900	CONAGRA FOODS, INC.	33,608	52,421
4,600	CONSTELLATION BRANDS, INC., CLASS A(b)	63,227	148,810
37,455	COSAN LTD., CLASS A(c)	519,427	594,036
7,800	COSTCO WHOLESALE CORP.	237,671	780,975
34,132	CVS CAREMARK CORP.	733,737	1,652,672
1,800	DEAN FOODS CO.(b)	27,144	29,430
16,185	DIAGEO PLC ADR(c)(d)	1,214,077	1,824,535
6,000	DR PEPPER SNAPPLE GROUP, INC.	125,060	267,180
397	ENERGIZER HOLDINGS, INC.	20,533	29,620
3,734	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	229,902
1,800	FLOWERS FOODS, INC.	25,434	36,324
12,400	GENERAL MILLS, INC.	277,056	494,140
5,800	GREEN MOUNTAIN COFFEE ROASTERS, INC.(b)	122,296	137,750
3,000	H.J. HEINZ CO.	93,909	167,850
3,800	HERBALIFE LTD.(c)	52,204	180,120
1,700	HERSHEY (THE) CO.	62,742	120,513
900	HILLSHIRE BRANDS CO.	23,472	24,102
2,400	HORMEL FOODS CORP.	43,206	70,176
1,700	INGREDION, INC.	48,104	93,772
1,600	J.M. SMUCKER (THE) CO.	64,617	138,128
2,700	KELLOGG CO.	119,549	139,482
3,650	KIMBERLY-CLARK CORP.	249,051	313,097
13,400	KROGER (THE) CO.	228,089	315,436
1,374	LORILLARD, INC.	34,727	160,002
800	MCCORMICK & CO., INC. (NON VOTING)	24,815	49,632
2,200	MEAD JOHNSON NUTRITION CO.	103,422	161,216
1,800	MOLSON COORS BREWING CO., CLASS B	54,437	81,090
61,228	MONDELEZ INTERNATIONAL, INC., CLASS A	1,590,924	2,531,778
900	MONSTER BEVERAGE CORP.(b)	15,478	48,744
27,500	PEPSICO, INC.	1,031,385	1,946,175
30,132	PHILIP MORRIS INTERNATIONAL, INC.	261,758	2,710,072
200	POST HOLDINGS, INC.(b)	4,616	6,012
47,360	PROCTER & GAMBLE (THE) CO.	823,796	3,284,890
1,100	RALCORP HOLDINGS, INC.(b)	75,563	80,300
3,000	REYNOLDS AMERICAN, INC.	29,474	130,020
5,700	SMITHFIELD FOODS, INC.(b)	106,346	112,005
7,900	SYSCO CORP.	121,024	247,033
7,410	TYSON FOODS, INC., CLASS A	77,830	118,708
48,000	UNILEVER N.V. (REGISTERED)(c)	1,454,959	1,703,040
20,150	WALGREEN CO.	231,445	734,266
23,096	WAL-MART STORES, INC.	991,131	1,704,485
4,400	WHOLE FOODS MARKET, INC.	116,393	428,560
		16,405,588	32,091,453	8.49%
Energy:
10,342	ALPHA NATURAL RESOURCES, INC.(b)	102,518	67,947
9,446	ANADARKO PETROLEUM CORP.	319,802	660,464
3,400	APACHE CORP.	334,659	293,998
1,700	ATWOOD OCEANICS, INC.(b)	51,221	77,265
3,900	BAKER HUGHES, INC.	157,036	176,397
58,000	BP PLC ADR(c)(d)	2,621,492	2,456,880
600	CABOT OIL & GAS CORP.	20,910	26,940
4,800	CAMERON INTERNATIONAL CORP.(b)	124,988	269,136
1,500	CARBO CERAMICS, INC.	115,110	94,380
129,600	CHESAPEAKE ENERGY CORP.	2,327,485	2,445,552
33,595	CHEVRON CORP.	1,471,891	3,915,833
7,200	COBALT INTERNATIONAL ENERGY, INC.(b)	63,000	160,344
1,700	CONCHO RESOURCES, INC.(b)	49,632	161,075
25,444	CONOCOPHILLIPS	460,670	1,454,888
4,531	CONSOL ENERGY, INC.	118,221	136,157
1,000	CONTINENTAL RESOURCES, INC.(b)	20,765	76,900
9,300	DENBURY RESOURCES, INC.(b)	88,950	150,288

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
49,065	DEVON ENERGY CORP.	$3,252,820	2,968,432
3,000	DRESSER-RAND GROUP, INC.(b)	98,595	165,330
23,387	ENSCO PLC, CLASS A(c)	1,154,034	1,275,995
27,570	ENTERPRISE PRODUCTS PARTNERS L.P.	1,184,195	1,477,752
4,800	EOG RESOURCES, INC.	62,765	537,840
4,000	EQT CORP.	132,900	236,000
15,800	EXCO RESOURCES, INC.	116,444	126,558
76,251	EXXON MOBIL CORP.	2,977,614	6,973,154
2,400	FMC TECHNOLOGIES, INC.(b)	33,690	111,120
12,158	HALLIBURTON CO.	185,917	409,603
3,100	HELMERICH & PAYNE, INC.	39,003	147,591
24,345	HESS CORP.	1,345,027	1,307,813
4,000	HOLLYFRONTIER CORP.	52,098	165,080
53,282	KINDER MORGAN, INC.	1,503,289	1,892,577
9,000	KOSMOS ENERGY LTD.(b)(c)	89,726	102,510
25,695	MAGELLAN MIDSTREAM PARTNERS L.P.	1,489,018	2,247,285
41,356	MARATHON OIL CORP.	979,039	1,222,897
13,705	MARATHON PETROLEUM CORP.	420,233	748,156
223,000	MCDERMOTT INTERNATIONAL, INC.(b)	2,616,738	2,725,060
2,400	MURPHY OIL CORP.	32,055	128,856
4,600	NABORS INDUSTRIES LTD.(b)(c)	65,274	64,538
8,722	NATIONAL OILWELL VARCO, INC.	214,854	698,719
2,100	NEWFIELD EXPLORATION CO.(b)	66,192	65,772
4,200	NOBLE ENERGY, INC.	158,332	389,382
26,795	OCCIDENTAL PETROLEUM CORP.	1,012,213	2,305,978
2,500	OCEANEERING INTERNATIONAL, INC.	66,222	138,125
3,500	PEABODY ENERGY CORP.	69,937	78,015
13,372	PHILLIPS 66	156,993	620,060
3,200	PIONEER NATURAL RESOURCES CO.	48,507	334,080
5,100	PLAINS EXPLORATION & PRODUCTION CO.(b)	137,712	191,097
56,000	QEP RESOURCES, INC.	1,966,765	1,772,960
1,200	RANGE RESOURCES CORP.	39,654	83,844
700	ROWAN COS. PLC, CLASS A(b)	19,887	23,639
12,200	SANDRIDGE ENERGY, INC.(b)	69,540	85,034
19,100	SCHLUMBERGER LTD.	491,562	1,381,503
9,300	SOUTHWESTERN ENERGY CO.(b)	163,644	323,454
10,954	SPECTRA ENERGY CORP.	155,906	321,609
3,900	SUPERIOR ENERGY SERVICES, INC.(b)	92,295	80,028
1,200	TESORO CORP.	24,660	50,280
24,585	TIDEWATER, INC.	1,228,387	1,193,110
2,500	ULTRA PETROLEUM CORP.(b)	49,311	54,950
12,110	VALERO ENERGY CORP.	130,822	383,645
2,600	WHITING PETROLEUM CORP.(b)	73,760	123,188
7,200	WILLIAMS (THE) COS., INC.	152,628	251,784
2,400	WPX ENERGY, INC.(b)	34,284	39,816
		32,902,891	48,648,663	12.87%
Financials:
6,000	ACE LTD.(c)	317,873	453,600
1,100	AFFILIATED MANAGERS GROUP, INC.(b)	73,654	135,300
9,850	AFLAC, INC.	262,101	471,618
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	111,600	154,392
4,916	ALLEGHANY CORP.(b)	1,400,737	1,695,725
2,700	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G.(c)	86,630	208,575
8,300	ALLSTATE (THE) CORP.	197,623	328,763
5,700	AMERICAN CAPITAL AGENCY CORP.	170,442	197,163
18,333	AMERICAN EXPRESS CO.	546,904	1,042,414
1,800	AMERICAN FINANCIAL GROUP, INC.	29,745	68,220
94,500	AMERICAN INTERNATIONAL GROUP, INC.(b)	2,587,871	3,098,655
22,580	AMERICAN INTERNATIONAL GROUP, INC.,
	(FRACTIONAL SHARES)(b)	-	-
3,450	AMERICAN TOWER CORP.	159,151	246,296
5,191	AMERIPRISE FINANCIAL, INC.	160,907	294,278
3,900	ANNALY CAPITAL MANAGEMENT, INC.	65,673	65,676
4,748	AON PLC(c)	110,582	248,273
3,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	39,422	94,292
4,800	ARCH CAPITAL GROUP LTD.(b)(c)	101,982	200,064
1,600	ARTHUR J. GALLAGHER & CO.	34,040	57,312

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
2,500	ASSURANT, INC.	$60,538	93,250
2,000	ASSURED GUARANTY LTD.(c)	24,580	27,240
734	AVALONBAY COMMUNITIES, INC.	31,138	99,817
900	AXIS CAPITAL HOLDINGS LTD.(c)	23,391	31,428
375,200	BANK OF AMERICA CORP.	3,799,116	3,313,016
55,925	BANK OF NEW YORK MELLON (THE) CORP.	1,261,928	1,265,024
47,237	BB&T CORP.	1,163,201	1,566,379
24,600	BERKSHIRE HATHAWAY, INC., CLASS B(b)	1,995,541	2,169,720
2,500	BIOMED REALTY TRUST, INC.	44,825	46,800
700	BLACKROCK, INC.	119,077	124,810
3,388	BOSTON PROPERTIES, INC.	171,468	374,747
6,500	BRANDYWINE REALTY TRUST	77,175	79,235
1,100	BRE PROPERTIES, INC.	25,169	51,579
900	CAMDEN PROPERTY TRUST	24,065	58,041
35,127	CAPITAL ONE FINANCIAL CORP.	1,534,538	2,002,590
16,000	CAPITALSOURCE, INC.	78,410	121,280
5,300	CBL & ASSOCIATES PROPERTIES, INC.	96,937	113,102
1,000	CBOE HOLDINGS, INC.	23,780	29,420
21,400	CHARLES SCHWAB (THE) CORP.	186,608	273,706
62,300	CHIMERA INVESTMENT CORP.	172,478	168,833
2,700	CHUBB (THE) CORP.	86,607	205,956
2,100	CIT GROUP, INC.(b)	73,090	82,719
43,981	CITIGROUP, INC.	1,566,939	1,439,058
2,000	CITY NATIONAL CORP.	75,538	103,020
4,365	CME GROUP, INC.	180,274	250,114
1,100	CNA FINANCIAL CORP.	25,102	29,480
1,300	COMERICA, INC.	38,766	40,365
8,000	COMMONWEALTH REIT	152,087	116,480
4,800	CORPORATE OFFICE PROPERTIES TRUST	109,690	115,056
8,500	DDR CORP.	119,680	130,560
400	DIGITAL REALTY TRUST, INC.	15,650	27,940
16,287	DISCOVER FINANCIAL SERVICES	233,079	647,083
5,200	DOUGLAS EMMETT, INC.	63,182	119,964
3,200	DUKE REALTY CORP.	46,176	47,040
3,200	E*TRADE FINANCIAL CORP.(b)	23,488	28,192
25,335	ENDURANCE SPECIALTY HOLDINGS LTD.(c)	974,782	975,398
5,416	EQUITY RESIDENTIAL	174,162	311,582
900	FEDERAL REALTY INVESTMENT TRUST	48,326	94,770
3,800	FEDERATED INVESTORS, INC., CLASS B	70,680	78,622
1,600	FIDELITY NATIONAL FINANCIAL, INC., CLASS A	24,512	34,224
25,300	FIFTH THIRD BANCORP	220,963	392,403
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	65,160
30,500	FIRST HORIZON NATIONAL CORP.	193,065	293,715
95,534	FIRST HORIZON NATIONAL CORP.
	(FRACTIONAL SHARES)(b)	-	-
56,950	FIRST INTERSTATE BANCSYSTEM, INC.	823,266	851,972
35,690	FIRST REPUBLIC BANK	1,032,094	1,229,877
3,359	FRANKLIN RESOURCES, INC.	189,834	420,110
10,600	GENERAL GROWTH PROPERTIES, INC.	199,246	206,488
7,700	GENWORTH FINANCIAL, INC., CLASS A(b)	31,801	40,271
66,800	GETTY REALTY CORP.	993,825	1,199,060
8,700	GOLDMAN SACHS GROUP (THE), INC.	742,545	989,016
3,500	GREENHILL & CO., INC.	106,120	181,125
2,500	HARTFORD FINANCIAL SERVICES GROUP, INC.	35,288	48,600
1,000	HCC INSURANCE HOLDINGS, INC.	24,155	33,890
7,100	HCP, INC.	108,389	315,808
2,400	HEALTH CARE REIT, INC.	113,212	138,600
1,800	HOSPITALITY PROPERTIES TRUST	23,967	42,804
16,122	HOST HOTELS & RESORTS, INC.	138,445	258,758
678	HOWARD HUGHES (THE) CORP.(b)	20,502	48,172
10,500	HUDSON CITY BANCORP, INC.	65,625	83,580
35,000	HUNTINGTON BANCSHARES, INC.	169,771	241,500
4,400	INTERACTIVE BROKERS GROUP, INC., CLASS A	64,801	61,688
1,300	INTERCONTINENTALEXCHANGE, INC.(b)	157,514	173,433
11,400	INVESCO LTD.	176,069	284,886
33,700	JANUS CAPITAL GROUP, INC.	222,792	318,128
700	JONES LANG LASALLE, INC.	39,951	53,445

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
56,346	JPMORGAN CHASE & CO.	$1,370,888	2,280,886
5,900	KEYCORP	30,060	51,566
8,201	KIMCO REALTY CORP.	101,601	166,234
3,752	LEGG MASON, INC.	52,584	92,599
4,700	LEUCADIA NATIONAL CORP.	98,439	106,925
1,100	LIBERTY PROPERTY TRUST	24,364	39,864
1,100	LINCOLN NATIONAL CORP.	22,715	26,609
6,000	LOEWS CORP.	131,444	247,560
2,600	LPL FINANCIAL HOLDINGS, INC.	67,938	74,204
2,000	M&T BANK CORP.	145,114	190,320
5,123	MACERICH (THE) CO.	121,389	293,189
2,400	MACK-CALI REALTY CORP.	67,242	63,840
300	MARKEL CORP.(b)	101,683	137,547
5,678	MARSH & MCLENNAN COS., INC.	135,775	192,655
1,300	MERCURY GENERAL CORP.	38,018	50,245
8,700	METLIFE, INC.	254,470	299,802
3,200	MFA FINANCIAL, INC.	24,800	27,200
2,200	MOODY’S CORP.	77,502	97,174
16,800	MORGAN STANLEY	240,305	281,232
2,400	MSCI, INC.(b)	68,930	85,896
34,235	NATIONSTAR MORTGAGE HOLDINGS, INC.(b)	477,881	1,135,917
7,649	NEW YORK COMMUNITY BANCORP, INC.	86,776	108,310
102	NORTHERN TRUST CORP.	3,787	4,734
2,200	PARTNERRE LTD.(c)	119,028	163,416
2,100	PEOPLE’S UNITED FINANCIAL, INC.	25,221	25,494
2,400	PIEDMONT OFFICE REALTY TRUST, INC., CLASS A	43,440	41,616
4,385	PLUM CREEK TIMBER CO., INC.	105,969	192,238
23,170	PNC FINANCIAL SERVICES GROUP, INC.	1,146,062	1,462,027
6,100	PRINCIPAL FINANCIAL GROUP, INC.	140,614	164,334
6,048	PROGRESSIVE (THE) CORP.	80,691	125,436
10,169	PROLOGIS, INC.	257,893	356,220
2,200	PROTECTIVE LIFE CORP.	24,849	57,662
8,500	PRUDENTIAL FINANCIAL, INC.	257,378	463,335
1,291	PUBLIC STORAGE	95,995	179,668
27,640	RAYMOND JAMES FINANCIAL, INC.	867,823	1,013,006
6,972	RAYONIER, INC.	104,763	341,698
2,700	REALTY INCOME CORP.	63,518	110,403
3,900	REGENCY CENTERS CORP.	93,198	190,047
30,099	REGIONS FINANCIAL CORP.	173,867	217,014
2,200	REINSURANCE GROUP OF AMERICA, INC.	105,732	127,314
2,900	RENAISSANCERE HOLDINGS LTD.(c)	136,230	223,416
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	94,028	110,936
7,500	SEI INVESTMENTS CO.	108,537	160,875
1,300	SENIOR HOUSING PROPERTIES TRUST	20,787	28,314
3,595	SIMON PROPERTY GROUP, INC.	157,583	545,757
2,200	SL GREEN REALTY CORP.	80,662	176,154
12,600	SLM CORP.	134,787	198,072
4,400	ST. JOE (THE) CO.(b)	69,320	85,800
2,900	STATE STREET CORP.	117,409	121,684
6,634	SUNTRUST BANKS, INC.	92,816	187,543
400	SVB FINANCIAL GROUP(b)	22,272	24,184
79,260	SYMETRA FINANCIAL CORP.	929,924	974,898
25,600	SYNOVUS FINANCIAL CORP.	49,374	60,672
6,349	T. ROWE PRICE GROUP, INC.	125,884	401,892
2,100	TAUBMAN CENTERS, INC.	61,287	161,133
12,000	TCF FINANCIAL CORP.	111,496	143,280
3,266	TD AMERITRADE HOLDING CORP.	45,984	50,198
5,100	TORCHMARK CORP.	138,962	261,885
10,688	TRAVELERS (THE) COS., INC.	378,568	729,563
30,785	U.S. BANCORP	618,521	1,055,926
2,400	UDR, INC.	24,876	59,568
1,100	VALIDUS HOLDINGS LTD.(c)	23,556	37,301
1,800	VENTAS, INC.	73,053	112,050
1,600	VORNADO REALTY TRUST	100,569	129,680
1,106	W.R. BERKLEY CORP.	29,276	41,464
2,900	WADDELL & REED FINANCIAL, INC., CLASS A	75,336	95,033
1,800	WASHINGTON FEDERAL, INC.	23,535	30,024
3,000	WEINGARTEN REALTY INVESTORS	51,934	84,330

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
77,800	WELLS FARGO & CO.	$957,533	2,686,434
13,100	WILLIS GROUP HOLDINGS PLC(c)	477,428	483,652
4,900	XL GROUP PLC(c)	95,648	117,747
3,000	ZIONS BANCORPORATION	56,955	61,965
		40,357,349	54,847,611	14.52%
Health Care:
29,135	ABBOTT LABORATORIES	1,100,518	1,997,496
8,103	AETNA, INC.	108,542	320,879
1,200	AGILENT TECHNOLOGIES, INC.	45,768	46,140
2,700	ALERE, INC.(b)	50,047	52,623
3,000	ALEXION PHARMACEUTICALS, INC.(b)	58,088	343,200
5,507	ALLERGAN, INC.	201,259	504,331
2,300	ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.(b)	23,230	28,589
7,200	AMERISOURCEBERGEN CORP.	115,968	278,712
16,000	AMGEN, INC.	64,848	1,349,120
5,100	BAXTER INTERNATIONAL, INC.	275,296	307,326
18,945	BAYER A.G. ADR(c)(d)	1,332,790	1,627,186
2,500	BECTON, DICKINSON AND CO.	123,650	196,400
5,750	BIOGEN IDEC, INC.(b)	72,723	858,072
219,465	BOSTON SCIENTIFIC CORP.(b)	1,405,244	1,259,729
21,700	BRISTOL-MYERS SQUIBB CO.	536,443	732,375
1,700	C.R. BARD, INC.	111,570	177,905
3,400	CARDINAL HEALTH, INC.	102,635	132,498
84,100	CAREFUSION CORP.(b)	2,085,997	2,387,599
500	CATAMARAN CORP.(b)	27,765	48,985
6,436	CELGENE CORP.(b)	146,839	491,710
1,800	CERNER CORP.(b)	40,604	139,338
5,700	CIGNA CORP.	89,680	268,869
3,400	COMMUNITY HEALTH SYSTEMS, INC.(b)	58,650	99,076
17,275	COVIDIEN PLC(c)	740,774	1,026,480
1,425	DAVITA, INC.(b)	21,812	147,644
3,700	DENTSPLY INTERNATIONAL, INC.	102,582	141,118
3,800	EDWARDS LIFESCIENCES CORP.(b)	118,152	408,006
11,400	ELI LILLY & CO.	420,037	540,474
17,002	EXPRESS SCRIPTS HOLDING CO.(b)	255,105	1,065,515
800	FOREST LABORATORIES, INC.(b)	25,000	28,488
14,260	GILEAD SCIENCES, INC.(b)	231,726	945,866
6,900	HEALTH MANAGEMENT ASSOCIATES, INC., CLASS A(b)	44,746	57,891
68,310	HEALTHSOUTH CORP.(b)	1,240,167	1,643,539
1,900	HENRY SCHEIN, INC.(b)	86,166	150,613
1,300	HILL-ROM HOLDINGS, INC.	38,228	37,778
61,253	HOLOGIC, INC.(b)	1,056,298	1,239,761
29,970	HOSPIRA, INC.(b)	1,022,815	983,615
3,900	HUMANA, INC.	39,107	273,585
1,400	IDEXX LABORATORIES, INC.(b)	60,410	139,090
2,300	ILLUMINA, INC.(b)	98,233	110,860
100	INTUITIVE SURGICAL, INC.(b)	50,075	49,563
67,036	JOHNSON & JOHNSON	3,091,535	4,619,451
800	LABORATORY CORP. OF AMERICA HOLDINGS(b)	18,788	73,976
1,373	LIFE TECHNOLOGIES CORP.(b)	35,179	67,112
5,700	MCKESSON CORP.	202,596	490,371
11,500	MEDTRONIC, INC.	395,365	495,880
48,078	MERCK & CO., INC.	1,123,592	2,168,318
1,321	METTLER-TOLEDO INTERNATIONAL, INC.(b)	91,350	225,548
4,600	MYLAN, INC.(b)	85,192	112,240
21,945	NOVARTIS A.G. ADR(c)(d)	1,287,171	1,344,351
1,600	PATTERSON COS., INC.	29,864	54,784
3,400	PERKINELMER, INC.	53,706	100,198
2,900	PERRIGO CO.	109,545	336,893
160,765	PFIZER, INC.	1,373,013	3,995,010
19,140	QUEST DIAGNOSTICS, INC.	1,005,381	1,214,050
200	REGENERON PHARMACEUTICALS, INC.(b)	29,246	30,532
4,000	RESMED, INC.	81,990	161,880
900	SIRONA DENTAL SYSTEMS, INC.(b)	38,745	51,264
7,839	ST. JUDE MEDICAL, INC.	226,619	330,257
7,200	STRYKER CORP.	119,192	400,752
22,645	TELEFLEX, INC.	1,222,836	1,558,882

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
7,500	THERMO FISHER SCIENTIFIC, INC.	$162,174	441,225
17,202	UNITEDHEALTH GROUP, INC.	273,316	953,163
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	93,106
29,760	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)(c)	878,700	1,644,835
5,000	VARIAN MEDICAL SYSTEMS, INC.(b)	184,300	301,600
3,000	VERTEX PHARMACEUTICALS, INC.(b)	74,805	167,850
1,900	WARNER CHILCOTT PLC, CLASS A(c)	29,963	25,650
2,600	WATERS CORP.(b)	60,997	216,658
3,175	WATSON PHARMACEUTICALS, INC.(b)	79,361	270,383
9,249	WELLPOINT, INC.	325,438	536,535
19,394	ZIMMER HOLDINGS, INC.	1,081,914	1,311,422
		27,640,282	46,432,220	12.29%
Industrials:
7,987	3M CO.	480,442	738,159
44,900	ABB LTD. ADR(c)(d)	870,312	839,630
948	ACCO BRANDS CORP.(b)	3,315	6,153
22,085	AGCO CORP.(b)	860,573	1,048,596
65,065	AIR LEASE CORP.(b)	1,647,632	1,327,326
500	ALLIANT TECHSYSTEMS, INC.	24,985	25,055
5,175	AMETEK, INC.	73,220	183,454
1,700	B/E AEROSPACE, INC.(b)	47,626	71,570
2,700	BABCOCK & WILCOX (THE) CO.(b)	35,478	68,769
15,900	BOEING (THE) CO.	376,114	1,106,958
3,400	C.H. ROBINSON WORLDWIDE, INC.	164,205	199,070
2,200	CARLISLE COS., INC.	45,116	114,224
11,004	CATERPILLAR, INC.	295,368	946,784
2,500	CHICAGO BRIDGE & IRON CO. N.V.(c)	50,995	95,225
2,027	CON-WAY, INC.	44,529	55,479
1,400	COOPER INDUSTRIES PLC	60,725	105,084
800	COPA HOLDINGS S.A., CLASS A(c)	32,618	65,016
2,600	CORRECTIONS CORP. OF AMERICA	49,022	86,970
3,948	CRANE CO.	66,572	157,644
27,900	CSX CORP.	97,923	578,925
3,700	CUMMINS, INC.	50,756	341,177
11,163	DANAHER CORP.	255,642	615,640
7,300	DEERE & CO.	199,160	602,177
5,600	DELTA AIR LINES, INC.(b)	49,936	51,296
600	DONALDSON CO., INC.	10,200	20,826
3,325	DOVER CORP.	122,574	197,804
1,987	DUN & BRADSTREET (THE) CORP.	49,383	158,205
8,400	EATON CORP.	158,064	396,984
34,510	EMCOR GROUP, INC.	971,230	984,915
15,500	EMERSON ELECTRIC CO.	422,332	748,185
200	ENGILITY HOLDINGS, INC.(b)	2,327	3,690
195,600	EXELIS, INC.	2,224,286	2,022,504
1,000	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	29,055	36,360
1,300	FASTENAL CO.	20,267	55,887
6,653	FEDEX CORP.	130,734	562,977
2,550	FLUOR CORP.	52,518	143,514
4,300	FORTUNE BRANDS HOME & SECURITY, INC.(b)	33,889	116,143
1,400	GATX CORP.	24,276	59,416
2,500	GENERAL CABLE CORP.(b)	60,825	73,450
2,800	GENERAL DYNAMICS CORP.	184,172	185,136
286,900	GENERAL ELECTRIC CO.	4,355,475	6,515,499
1,600	HARSCO CORP.	28,236	32,848
6,600	HERTZ GLOBAL HOLDINGS, INC.(b)	37,676	90,618
9,188	HONEYWELL INTERNATIONAL, INC.	279,204	548,983
1,200	HUBBELL, INC., CLASS B	43,310	96,888
610	HUNTINGTON INGALLS INDUSTRIES, INC.(b)	14,978	25,650
2,500	IDEX CORP.	58,238	104,425
700	IHS, INC., CLASS A(b)	30,838	68,145
4,824	ILLINOIS TOOL WORKS, INC.	155,812	286,883
2,700	INGERSOLL-RAND PLC(c)	105,435	121,014
1,400	IRON MOUNTAIN, INC.	31,507	47,754
28,800	ITT CORP.	517,715	580,320
2,100	J.B. HUNT TRANSPORT SERVICES, INC.	40,530	109,284
2,068	JACOBS ENGINEERING GROUP, INC.(b)	46,598	83,609
2,038	JOY GLOBAL, INC.	92,539	114,250

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
2,900	KANSAS CITY SOUTHERN	$46,328	219,762
2,800	KBR, INC.	55,655	83,496
1,500	L-3 COMMUNICATIONS HOLDINGS, INC.	75,978	107,565
1,200	LANDSTAR SYSTEM, INC.	38,351	56,736
900	LENNOX INTERNATIONAL, INC.	26,811	43,524
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	54,670
3,600	LOCKHEED MARTIN CORP.	166,904	336,168
4,800	MANITOWOC (THE) CO., INC.	47,568	64,032
27,620	MANPOWER, INC.	1,040,413	1,016,416
13,200	MASCO CORP.	97,548	198,660
50,175	MASTEC, INC.(b)	781,127	988,448
1,000	NAVISTAR INTERNATIONAL CORP.(b)	21,450	21,090
700	NORDSON CORP.	29,470	41,034
4,760	NORFOLK SOUTHERN CORP.	99,373	302,879
3,660	NORTHROP GRUMMAN CORP.	139,878	243,134
6,300	OSHKOSH CORP.(b)	109,053	172,809
1,100	OWENS CORNING(b)	22,578	36,806
8,389	PACCAR, INC.	91,278	335,770
2,200	PALL CORP.	55,214	139,678
2,850	PARKER HANNIFIN CORP.	123,853	238,203
1,800	PITNEY BOWES, INC.	25,164	24,876
2,100	PRECISION CASTPARTS CORP.	126,967	343,014
4,100	QUANTA SERVICES, INC.(b)	52,132	101,270
5,700	RAYTHEON CO.	160,192	325,812
1,200	REPUBLIC SERVICES, INC.	34,068	33,012
5,250	ROCKWELL AUTOMATION, INC.	73,987	365,138
5,214	ROCKWELL COLLINS, INC.	154,727	279,679
300	ROPER INDUSTRIES, INC.	19,526	32,967
22,165	RYDER SYSTEM, INC.	820,986	865,765
700	SNAP-ON, INC.	17,991	50,309
139,485	SOUTHWEST AIRLINES CO.	1,154,664	1,223,283
62,090	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A(b)	1,450,635	1,379,019
300	SPX CORP.	11,766	19,623
2,557	STANLEY BLACK & DECKER, INC.	72,048	194,971
2,000	STERICYCLE, INC.(b)	95,284	181,040
1,700	TEREX CORP.(b)	31,637	38,386
1,000	TEXTRON, INC.	24,750	26,170
10,500	TYCO INTERNATIONAL LTD.(c)	388,274	590,730
7,600	UNION PACIFIC CORP.	219,426	902,120
1,300	UNITED CONTINENTAL HOLDINGS, INC.(b)	26,416	25,350
6,940	UNITED PARCEL SERVICE, INC., CLASS B	361,767	496,696
16,850	UNITED TECHNOLOGIES CORP.	637,288	1,319,186
26,625	UNIVERSAL FOREST PRODUCTS, INC.	934,843	1,106,002
30,630	URS CORP.	1,282,768	1,081,545
2,000	USG CORP.(b)	12,350	43,900
4,100	UTI WORLDWIDE, INC.	50,356	55,227
1,700	W.W. GRAINGER, INC.	74,317	354,229
1,966	WABCO HOLDINGS, INC.(b)	30,197	113,379
700	WABTEC CORP.	25,602	56,203
1,650	WASTE CONNECTIONS, INC.	29,914	49,912
8,650	WASTE MANAGEMENT, INC.	135,675	277,492
57,600	XYLEM, INC.	1,826,023	1,448,640
		29,676,027	42,128,372	11.15%
Information Technology:
7,600	ACCENTURE PLC, CLASS A(c)	338,279	532,228
1,200	ACME PACKET, INC.(b)	24,408	20,520
5,600	ACTIVISION BLIZZARD, INC.	9,966	63,168
6,224	ADOBE SYSTEMS, INC.(b)	79,363	202,031
14,300	ADVANCED MICRO DEVICES, INC.(b)	64,278	48,191
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,920	126,258
1,600	ALLIANCE DATA SYSTEMS CORP.(b)	75,650	227,120
5,000	ALTERA CORP.	94,155	169,925
8,600	ANALOG DEVICES, INC.	120,368	337,034
1,300	ANSYS, INC.(b)	34,888	95,420
7,800	AOL, INC.(b)	143,208	274,794
14,800	APPLE, INC.	396,780	9,875,448
700	ARROW ELECTRONICS, INC.(b)	18,814	23,597

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
122,470	ATMEL CORP.(b)	$1,127,110	644,192
52,535	ATMI, INC.(b)	1,024,534	975,575
1,686	AUTODESK, INC.(b)	32,709	56,262
4,766	AUTOMATIC DATA PROCESSING, INC.	173,286	279,574
66,740	AVNET, INC.(b)	2,194,430	1,941,467
64,575	BENCHMARK ELECTRONICS, INC.(b)	1,109,136	986,060
4,550	BMC SOFTWARE, INC.(b)	89,322	188,780
9,791	BROADCOM CORP., CLASS A	157,386	338,573
2,180	BROADRIDGE FINANCIAL SOLUTIONS, INC.	33,319	50,859
900	CA, INC.	24,120	23,188
4,200	CADENCE DESIGN SYSTEMS, INC.(b)	24,003	54,033
158,645	CISCO SYSTEMS, INC.	1,203,838	3,028,533
4,234	CITRIX SYSTEMS, INC.(b)	47,866	324,197
6,300	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	95,624	440,496
176,310	COMPUWARE CORP.(b)	1,739,108	1,747,232
6,700	CORELOGIC, INC.(b)	76,313	177,751
21,700	CORNING, INC.	154,491	285,355
2,700	CYPRESS SEMICONDUCTOR CORP.	7,122	28,944
11,050	DELL, INC.	114,830	108,953
2,000	DOLBY LABORATORIES, INC., CLASS A(b)	43,420	65,500
15,800	EBAY, INC.(b)	385,190	764,878
2,140	ECHOSTAR CORP., CLASS A(b)	36,471	61,332
3,800	ELECTRONIC ARTS, INC.(b)	49,310	48,222
34,310	EMC CORP.(b)	233,561	935,634
900	EQUINIX, INC.(b)	69,754	185,445
1,300	F5 NETWORKS, INC.(b)	30,062	136,110
4,600	FACEBOOK, INC., CLASS A(b)	101,405	99,590
7,802	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,427	243,578
3,950	FISERV, INC.(b)	108,064	292,418
1,300	FLIR SYSTEMS, INC.	25,753	25,968
1,400	FORTINET, INC.(b)	24,304	33,796
1,000	GLOBAL PAYMENTS, INC.	33,115	41,830
6,419	GOOGLE, INC., CLASS A(b)	2,662,092	4,843,136
2,800	HARRIS CORP.	37,337	143,416
32,227	HEWLETT-PACKARD CO.	546,705	549,793
5,200	INGRAM MICRO, INC., CLASS A(b)	68,614	79,196
129,620	INTEL CORP.	996,341	2,939,782
17,846	INTERNATIONAL BUSINESS MACHINES CORP.	1,427,365	3,702,153
5,000	INTUIT, INC.	103,285	294,400
1,900	ITRON, INC.(b)	65,968	81,985
900	JABIL CIRCUIT, INC.	14,716	16,848
4,667	JUNIPER NETWORKS, INC.(b)	69,876	79,852
2,600	KLA-TENCOR CORP.	86,094	124,033
4,800	LAM RESEARCH CORP.(b)	123,706	152,568
3,700	LENDER PROCESSING SERVICES, INC.	55,722	103,193
2,000	LEXMARK INTERNATIONAL, INC., CLASS A	30,530	44,500
5,400	LINEAR TECHNOLOGY CORP.	119,475	171,990
600	LINKEDIN CORP., CLASS A(b)	45,928	72,240
23,700	LSI CORP.(b)	99,658	163,767
5,900	MARVELL TECHNOLOGY GROUP LTD.(c)	29,824	53,985
1,700	MASTERCARD, INC., CLASS A	182,282	767,516
4,400	MAXIM INTEGRATED PRODUCTS, INC.	76,114	117,128
4,200	MICROCHIP TECHNOLOGY, INC.	66,925	137,508
15,300	MICRON TECHNOLOGY, INC.(b)	68,620	91,570
1,000	MICROS SYSTEMS, INC.(b)	26,215	49,120
123,950	MICROSOFT CORP.	535,441	3,691,231
56,428	MOTOROLA SOLUTIONS, INC.	2,240,348	2,852,435
5,000	NETAPP, INC.(b)	118,626	164,400
4,800	NEUSTAR, INC., CLASS A(b)	79,848	192,144
4,800	NUANCE COMMUNICATIONS, INC.(b)	63,624	119,472
8,900	NVIDIA CORP.(b)	60,716	118,726
69,562	ORACLE CORP.	95,880	2,190,507
6,266	PAYCHEX, INC.	76,160	208,595
5,600	POLYCOM, INC.(b)	59,472	55,272
24,700	QUALCOMM, INC.	720,237	1,543,503
500	RACKSPACE HOSTING, INC.(b)	22,025	33,045
4,200	RED HAT, INC.(b)	61,669	239,148
164,435	RF MICRO DEVICES, INC.(b)	968,195	649,518

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
2,900	ROVI CORP.(b)	$47,681	42,079
4,900	SAIC, INC.	59,679	58,996
1,900	SALESFORCE.COM, INC.(b)	86,710	290,111
5,300	SANDISK CORP.(b)	51,148	230,179
5,500	SEAGATE TECHNOLOGY PLC(c)	51,728	170,500
15,519	SYMANTEC CORP.(b)	88,098	279,342
1,500	SYNOPSYS, INC.(b)	24,907	49,530
31,910	TE CONNECTIVITY LTD.(c)	1,072,626	1,085,259
4,500	TERADATA CORP.(b)	73,317	339,345
4,400	TERADYNE, INC.(b)	40,150	62,568
17,400	TEXAS INSTRUMENTS, INC.	280,527	479,370
2,500	TRIMBLE NAVIGATION LTD.(b)	38,162	119,150
600	VERISIGN, INC.(b)	28,566	29,214
7,500	VISA, INC., CLASS A	543,213	1,007,100
7,800	VISHAY INTERTECHNOLOGY, INC.(b)	48,931	76,674
557	VISHAY PRECISION GROUP, INC.(b)	5,692	7,787
1,500	VMWARE, INC., CLASS A(b)	47,284	145,110
2,666	WEBMD HEALTH CORP.(b)	58,227	37,404
5,900	WESTERN DIGITAL CORP.	91,433	228,507
189,197	XEROX CORP.	1,342,493	1,388,706
6,750	XILINX, INC.	47,180	225,518
17,640	YAHOO!, INC.(b)	162,521	281,799
		28,546,366	60,081,982	15.90%
Materials:
3,375	AIR PRODUCTS & CHEMICALS, INC.	165,820	279,112
400	AIRGAS, INC.	16,882	32,920
1,300	ALBEMARLE CORP.	29,152	68,484
2,900	ALCOA, INC.	24,447	25,665
1,600	ALLEGHENY TECHNOLOGIES, INC.	39,592	51,040
1,400	ALLIED NEVADA GOLD CORP.(b)	49,014	54,684
800	APTARGROUP, INC.	27,324	41,368
1,600	ASHLAND, INC.	47,358	114,560
204,065	AURICO GOLD, INC.(b)(c)	1,441,364	1,434,237
3,064	BALL CORP.	11,968	129,638
3,000	BEMIS CO., INC.	66,889	94,410
1,300	CF INDUSTRIES HOLDINGS, INC.	124,851	288,912
1,700	CLIFFS NATURAL RESOURCES, INC.	42,764	66,521
500	COMPASS MINERALS INTERNATIONAL, INC.	27,452	37,295
42,780	CROWN HOLDINGS, INC.(b)	1,312,976	1,572,165
700	CYTEC INDUSTRIES, INC.	25,564	45,864
1,000	DOMTAR CORP.(c)	52,480	78,290
12,800	DOW CHEMICAL (THE) CO.	293,039	370,688
13,025	E.I. DU PONT DE NEMOURS & CO.	385,472	654,767
438	EAGLE MATERIALS, INC.	1,727	20,262
3,000	EASTMAN CHEMICAL CO.	58,012	171,030
4,491	ECOLAB, INC.	162,542	291,062
20,496	FREEPORT-MCMORAN COPPER & GOLD, INC.	517,188	811,232
900	GREIF, INC., CLASS A	27,104	39,762
3,290	HUNTSMAN CORP.	46,290	49,120
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	219,433
9,431	INTERNATIONAL PAPER CO.	117,152	342,534
3,600	LYONDELLBASELL INDUSTRIES N.V., CLASS A(c)	106,560	185,976
700	MARTIN MARIETTA MATERIALS, INC.	27,965	58,009
2,875	MEADWESTVACO CORP.	27,016	87,975
3,900	MOLYCORP, INC.(b)	62,712	44,850
10,115	MONSANTO CO.	47,604	920,667
3,000	MOSAIC (THE) CO.	65,909	172,830
53,700	NEWMONT MINING CORP.	2,696,909	3,007,737
5,844	NUCOR CORP.	99,313	223,592
5,950	OWENS-ILLINOIS, INC.(b)	91,875	111,622
2,100	PACKAGING CORP. OF AMERICA	30,902	76,230
3,986	PPG INDUSTRIES, INC.	180,558	457,752
6,450	PRAXAIR, INC.	258,706	670,026
2,200	RELIANCE STEEL & ALUMINUM CO.	61,215	115,170
2,100	ROYAL GOLD, INC.	136,344	209,706
6,500	RPM INTERNATIONAL, INC.	72,503	185,510
44,995	RTI INTERNATIONAL METALS, INC.(b)	1,058,594	1,077,180

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
117,000	SEALED AIR CORP.	$2,307,905	1,808,820
1,585	SHERWIN-WILLIAMS (THE) CO.	72,398	236,022
600	SIGMA-ALDRICH CORP.	44,127	43,182
3,600	SONOCO PRODUCTS CO.	74,519	111,564
3,234	SOUTHERN COPPER CORP.	38,445	111,120
8,700	STEEL DYNAMICS, INC.	95,178	97,701
1,273	SUNCOKE ENERGY, INC.(b)	8,474	20,521
1,600	TAHOE RESOURCES, INC.(b)	27,760	32,576
1,600	UNITED STATES STEEL CORP.	30,208	30,512
3,200	VALSPAR CORP.	68,240	179,520
2,100	VULCAN MATERIALS CO.	63,441	99,330
1,800	WALTER ENERGY, INC.	42,609	58,428
		13,091,643	17,819,183	4.72%
Telecommunication Services:
120,810	AT&T, INC.	2,848,413	4,554,537
5,100	CENTURYLINK, INC.	199,014	206,040
4,600	CROWN CASTLE INTERNATIONAL CORP.(b)	194,396	294,860
23,900	FRONTIER COMMUNICATIONS CORP.	111,434	117,110
1,500	LEVEL 3 COMMUNICATIONS, INC.(b)	31,770	34,455
2,900	METROPCS COMMUNICATIONS, INC.(b)	25,027	33,959
11,400	NII HOLDINGS, INC.(b)	83,027	89,490
37,400	SPRINT NEXTEL CORP.(b)	98,186	206,448
5,435	TELEPHONE & DATA SYSTEMS, INC.	109,150	139,191
49,983	VERIZON COMMUNICATIONS, INC.	1,481,117	2,277,725
2,618	WINDSTREAM CORP.	24,659	26,468
		5,206,193	7,980,283	2.11%
Utilities:
10,400	AES (THE) CORP.(b)	105,450	114,088
4,500	AGL RESOURCES, INC.	135,198	184,095
1,000	ALLIANT ENERGY CORP.	24,835	43,390
1,600	AMEREN CORP.	40,872	52,272
9,200	AMERICAN ELECTRIC POWER CO., INC.	289,948	404,248
44,610	AMERICAN WATER WORKS CO., INC.	1,158,848	1,653,247
2,388	AQUA AMERICA, INC.	43,288	59,127
8,600	CALPINE CORP.(b)	57,319	148,780
5,800	CENTERPOINT ENERGY, INC.	66,308	123,540
10,200	CMS ENERGY CORP.	144,342	240,210
4,589	CONSOLIDATED EDISON, INC.	184,849	274,835
8,862	DOMINION RESOURCES, INC.	284,452	469,154
2,300	DTE ENERGY CO.	84,036	137,862
10,451	DUKE ENERGY CORP.	369,386	677,225
8,525	EDISON INTERNATIONAL	182,117	389,507
3,064	ENTERGY CORP.	60,101	212,335
9,324	EXELON CORP.	329,453	331,748
2,400	FIRSTENERGY CORP.	91,360	105,840
67,300	GENON ENERGY, INC.(b)	123,777	170,269
8,700	GREAT PLAINS ENERGY, INC.	157,250	193,662
3,500	ITC HOLDINGS CORP.	154,844	264,530
1,500	NATIONAL FUEL GAS CO.	38,322	81,060
4,000	NEXTERA ENERGY, INC.	157,876	281,320
6,900	NISOURCE, INC.	111,901	175,812
4,961	NORTHEAST UTILITIES	125,492	189,659
1,200	NRG ENERGY, INC.	25,452	25,668
6,200	NV ENERGY, INC.	76,954	111,662
2,400	OGE ENERGY CORP.	43,344	133,104
2,000	ONEOK, INC.	31,518	96,620
4,028	PEPCO HOLDINGS, INC.	71,539	76,129
7,700	PG&E CORP.	145,781	328,559
2,400	PINNACLE WEST CAPITAL CORP.	71,637	126,720
4,500	PPL CORP.	115,323	130,725
5,984	PUBLIC SERVICE ENTERPRISE GROUP, INC.	171,531	192,565
73,285	QUESTAR CORP.	1,256,836	1,489,884
4,800	SCANA CORP.	166,536	231,696
2,700	SEMPRA ENERGY	124,368	174,123
11,900	SOUTHERN (THE) CO.	285,735	548,471
7,600	TECO ENERGY, INC.	90,842	134,824

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont’d):
3,100	UGI CORP.	$51,202	98,425
1,400	WESTAR ENERGY, INC.	25,767	41,524
4,820	WISCONSIN ENERGY CORP.	46,469	181,570
4,825	XCEL ENERGY, INC.	43,343	133,701
		7,365,801	11,233,785	2.97%
	Sub-total Common Stocks:	223,474,384	365,354,433	96.69%
Rights:
Consumer Discretionary:
164	LIBERTY VENTURES(b)	379	2,221
Health Care:
700	SANOFI - CVR(b)(c)	-	1,176
	Sub-total Rights:	379	3,397	0.00%
Short-Term Investments:
12,691,181	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	12,691,181	12,691,181
	Sub-total Short-Term Investments:	12,691,181	12,691,181	3.36%
	Grand total(f)	$236,165,944	378,049,011	100.05%

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of September 30, 2012, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 6.19% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.34% of net assets.
(e)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2011, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $12,242,109 with net purchases of approximately $449,072 during the nine months ended September 30, 2012.

(f)

At September 30, 2012, the cost for Federal income tax purposes was $236,346,583. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$147,262,710
Gross unrealized depreciation	(5,560,282)
Net unrealized appreciation	$141,702,428

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Core Equity Fund (unaudited)
September 30, 2012

On January 1, 2012, the Clearwater Core Equity Fund (the “Core Equity Fund”) adopted all disclosures required by Accounting Standards Update No. 2011-04, Fair Value Measurement:Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Standards (“U.S. GAAP”) and International Financial Reporting Standards (“IFRSs”), which are reflected in this Schedule of Investments.

Fair value is an estimate of the price the Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Core Equity Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Clearwater Management Company’s (the “Adviser’s”) own assumptions in determining the fair value of an investment.

Investments are valued as of the close of business on the NewYork Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Core Equity Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of the Core Equity Fund as of September 30, 2012 using the fair value methodology and levels described above:

	Level 1	Level 2	Level 3	Total

Common Stocks	$365,354,433	$—	$—	$365,354,433
Rights	3,397	—	—	3,397
Short-Term Investments	12,691,181	—	—	12,691,181
Total	$378,049,011	$—	$—	$378,049,011

For the Core Equity Fund, 100% of the investment value is comprised of equity securities, rights and short-term investments. See the Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.

The Core Equity Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Core Equity Fund (unaudited)
September 30, 2012

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Consumer Discretionary:
17,000	AMC NETWORKS, INC., CLASS A(b)	$755,419	739,840
1,285	AMERICA’S CAR-MART, INC.(b)	53,253	58,429
20,000	ARBITRON, INC.	813,031	758,000
35,683	ARCTIC CAT, INC.(b)	1,474,480	1,479,417
43,176	BELO CORP., CLASS A	275,334	338,068
50,814	BLACK DIAMOND, INC.(b)	356,467	445,639
15,791	BRAVO BRIO RESTAURANT GROUP, INC.(b)	252,542	229,759
5,652	CARIBOU COFFEE CO., INC.(b)	81,419	77,602
8,449	CEC ENTERTAINMENT, INC.	286,137	254,484
35,144	CENTURY CASINOS, INC.(b)	67,511	93,131
41,931	COLLECTIVE BRANDS, INC.(b)	517,913	910,322
65,090	COOPER TIRE & RUBBER CO.	940,780	1,248,426
5,355	CORE-MARK HOLDING CO., INC.	214,078	257,629
162,000	DENNY’S CORP.(b)	628,669	785,700
25,039	DGSE COS., INC.(b)(c)	64,315	186,040
8,571	E.W. SCRIPPS (THE) CO., CLASS A(b)	81,564	91,281
142,563	EXPRESS, INC.(b)	2,436,106	2,112,784
9,088	GAIAM, INC., CLASS A(b)	32,954	31,717
10,819	GENESCO, INC.(b)	279,690	721,952
51,039	GENTHERM, INC.(b)	782,036	634,925
264,575	HANCOCK FABRICS, INC.(b)	357,610	171,974
28,500	HANESBRANDS, INC.(b)	652,516	908,580
125,193	ICONIX BRAND GROUP, INC.(b)	1,613,811	2,283,520
28,354	JAMBA, INC.(b)	66,399	63,229
17,570	KRISPY KREME DOUGHNUTS, INC.(b)	114,715	139,330
30,000	MADISON SQUARE GARDEN (THE) CO., CLASS A(b)	574,737	1,208,100
165,609	MAIDENFORM BRANDS, INC.(b)	3,995,066	3,391,672
30,000	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	688,452	1,080,600
120,486	OUTDOOR CHANNEL HOLDINGS, INC.	775,020	877,138
37,000	PENSKE AUTOMOTIVE GROUP, INC.	723,337	1,113,330
14,000	PETSMART, INC.	299,416	965,720
115,420	PIER 1 IMPORTS, INC.	1,341,158	2,162,971
47,399	PINNACLE ENTERTAINMENT, INC.(b)	494,944	580,638
20,875	QUIKSILVER, INC.(b)	74,965	69,305
9,869	RED ROBIN GOURMET BURGERS, INC.(b)	298,412	321,335
32,721	RENT-A-CENTER, INC.	1,084,005	1,147,853
31,364	ROCKY BRANDS, INC.(b)	263,458	362,254
32,875	RUBY TUESDAY, INC.(b)	231,930	238,344
22,000	RYLAND GROUP (THE), INC.	613,885	660,000
27,000	RYMAN HOSPITALITY PROPERTIES(b)	606,829	1,067,310
43,000	SALLY BEAUTY HOLDINGS, INC.(b)	366,257	1,078,870
24,843	SELECT COMFORT CORP.(b)	778,015	783,797
9,212	SHILOH INDUSTRIES, INC.	97,434	103,359
8,773	STANDARD MOTOR PRODUCTS, INC.	112,643	161,599
41,084	STEINWAY MUSICAL INSTRUMENTS, INC.(b)	982,089	1,000,806
24,162	TANDY LEATHER FACTORY, INC.	115,506	128,059
38,514	TEMPUR-PEDIC INTERNATIONAL, INC.(b)	1,130,686	1,151,183
12,342	TRUE RELIGION APPAREL, INC.	275,021	263,255
15,500	VAIL RESORTS, INC.	580,317	893,575
117,442	WMS INDUSTRIES, INC.(b)	2,267,433	1,923,700
66,326	WOLVERINE WORLD WIDE, INC.	1,994,876	2,942,884
23,000	WYNDHAM WORLDWIDE CORP.	543,586	1,207,040
16,396	YOU ON DEMAND HOLDINGS, INC.(b)	107,606	62,305
		34,615,832	41,968,780	15.26%
Consumer Staples:
10,926	CENTRAL GARDEN AND PET CO.(b)	108,391	129,910
168,210	COTT CORP.(b)(d)	1,371,963	1,328,859
89,147	DARLING INTERNATIONAL, INC.(b)	1,287,760	1,630,499
40,500	FLOWERS FOODS, INC.	511,723	817,290
28,000	HILLSHIRE BRANDS CO.	758,043	749,840
99,855	INTER PARFUMS, INC.	1,649,104	1,827,346
60,207	MEDIFAST, INC.(b)	948,568	1,574,413
36,019	OMEGA PROTEIN CORP.(b)	267,858	247,090
24,304	PANTRY (THE), INC.(b)	337,131	353,623
43,823	S&W SEED CO.(b)	237,186	266,444
9,830	SENECA FOODS CORP., CLASS A(b)	220,734	293,524

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
40,000	SNYDERS-LANCE, INC.	$898,946	1,000,000
62,841	SPECTRUM BRANDS HOLDINGS, INC.	1,720,974	2,514,269
		10,318,381	12,733,107	4.63%
Energy:
60,959	BILL BARRETT CORP.(b)	1,613,862	1,509,954
100,683	CARRIZO OIL & GAS, INC.(b)	2,985,799	2,518,082
11,000	DRIL-QUIP, INC.(b)	534,766	790,680
173,446	ENDEAVOUR INTERNATIONAL CORP.(b)	1,858,527	1,677,223
37,965	FORBES ENERGY SERVICES LTD.(b)	182,198	132,877
33,000	GULFPORT ENERGY CORP.(b)	998,805	1,031,580
216,467	HERCULES OFFSHORE, INC.(b)	1,119,175	1,056,359
129,577	KEY ENERGY SERVICES, INC.(b)	1,771,634	907,039
60,000	MCDERMOTT INTERNATIONAL, INC.(b)	723,512	733,200
32,000	OASIS PETROLEUM, INC.(b)	564,228	943,040
90,638	PIONEER ENERGY SERVICES CORP.(b)	873,249	706,070
34,500	SANCHEZ ENERGY CORP.(b)	803,620	704,835
52,404	STEEL EXCEL, INC.(b)	1,515,227	1,323,201
62,003	SUPERIOR ENERGY SERVICES, INC.(b)	1,467,374	1,272,302
		17,011,976	15,306,442	5.57%
Financials:
24,494	AGREE REALTY CORP.	568,246	624,352
6,869	AMERICAN SAFETY INSURANCE HOLDINGS LTD.(b)	143,727	128,382
43,313	AMTRUST FINANCIAL SERVICES, INC.	653,859	1,109,679
27,000	ARTHUR J. GALLAGHER & CO.	562,570	967,140
46,289	ASHFORD HOSPITALITY TRUST, INC.	377,887	388,828
28,085	ASPEN INSURANCE HOLDINGS LTD.(d)	660,670	856,312
32,000	ASSOCIATED BANC-CORP	432,781	421,440
44,186	ASSOCIATED ESTATES REALTY CORP.	667,793	669,860
19,388	BERKSHIRE HILLS BANCORP, INC.	433,029	443,597
348	BNC BANCORP	2,760	2,867
34,559	BROOKLINE BANCORP, INC.	291,739	304,810
178,686	CAMPUS CREST COMMUNITIES, INC.	1,962,142	1,929,809
9,646	CAPE BANCORP, INC.(b)	89,052	90,287
65,000	CAPITOL FEDERAL FINANCIAL, INC.	768,473	777,400
70,476	CAPLEASE, INC.	151,231	364,361
35,000	CBOE HOLDINGS, INC.	848,346	1,029,700
63,371	CHESAPEAKE LODGING TRUST	1,005,083	1,259,182
6,861	CLIFTON SAVINGS BANCORP, INC.	75,737	75,471
21,229	COLONY FINANCIAL, INC.	386,112	413,541
2,602	COMMUNITY TRUST BANCORP, INC.	90,651	92,462
47,525	CORPORATE OFFICE PROPERTIES TRUST	1,058,705	1,139,174
11,465	EMC INSURANCE GROUP, INC.	246,331	240,765
48,000	EPOCH HOLDING CORP.	635,774	1,108,800
16,568	EXCEL TRUST, INC.	196,128	189,207
16,361	FINANCIAL INSTITUTIONS, INC.	269,469	304,969
49,000	FIRST AMERICAN FINANCIAL CORP.	686,144	1,061,830
15,571	FIRST FINANCIAL CORP.	463,025	487,995
31,881	FIRST MERCHANTS CORP.	188,919	478,534
20,814	FIRST PACTRUST BANCORP, INC.	259,452	260,383
98,672	FIRSTMERIT CORP.	1,476,589	1,453,439
50,000	FORESTAR GROUP, INC.(b)	940,728	833,000
18,471	FRANKLIN FINANCIAL CORP.(b)	258,779	315,115
34,264	GETTY REALTY CORP.	559,657	615,039
34,617	GLADSTONE CAPITAL CORP.	267,566	302,899
17,607	GOLUB CAPITAL BDC, INC.	266,807	279,951
9,929	HENNESSY ADVISORS, INC.	29,849	28,397
16,070	HERITAGE FINANCIAL CORP.	201,226	241,532
18,628	HILLTOP HOLDINGS, INC.(b)	209,815	236,762
48,080	HOME FEDERAL BANCORP, INC.	611,641	544,266
16,385	HOME PROPERTIES, INC.	904,431	1,003,909
40,566	HORACE MANN EDUCATORS CORP.	535,876	734,650
3,805	HORIZON BANCORP	68,971	108,747
4,255	HUDSON PACIFIC PROPERTIES, INC.	55,133	78,717
19,500	IBERIABANK CORP.	928,547	893,100
120,837	INVESTORS BANCORP, INC.(b)	1,722,929	2,204,067

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
35,719	INVESTORS CAPITAL HOLDINGS LTD.(b)	$151,806	139,661
12,142	KAISER FEDERAL FINANCIAL GROUP, INC.	133,682	183,223
44,000	KBW, INC.	769,818	724,680
48,699	KITE REALTY GROUP TRUST	215,233	248,365
56,000	MANNING & NAPIER, INC.	703,645	682,640
117,130	MEDICAL PROPERTIES TRUST, INC.	1,124,806	1,224,008
10,688	MERIDIAN INTERSTATE BANCORP, INC.(b)	157,730	176,352
6,600	MIDSOUTH BANCORP, INC.	97,614	106,854
157,822	MISSION WEST PROPERTIES, INC.	1,301,018	1,373,051
31,128	NATIONAL FINANCIAL PARTNERS CORP.(b)	395,215	526,063
46,937	NATIONAL RETAIL PROPERTIES, INC.	773,840	1,431,578
142,061	NGP CAPITAL RESOURCES CO.	1,348,352	1,059,775
187,615	NORTHWEST BANCSHARES, INC.	2,023,320	2,294,531
88,977	ORITANI FINANCIAL CORP.	1,138,036	1,339,104
18,707	PACIFIC CONTINENTAL CORP.	171,876	167,054
13,111	PARK STERLING CORP.(b)	80,326	64,768
24,203	PENNANTPARK INVESTMENT CORP.	256,008	256,794
22,000	PHH CORP.(b)	439,836	447,700
13,648	PHOENIX (THE) COS., INC.(b)	513,418	418,584
27,246	PLATINUM UNDERWRITERS HOLDINGS LTD.(d)	808,813	1,113,544
30,143	PREFERRED APARTMENT COMMUNITIES, INC., CLASS A	202,195	256,215
74,318	PRIVATEBANCORP, INC.	980,425	1,188,345
23,777	RENASANT CORP.	383,924	466,148
27,646	RETAIL OPPORTUNITY INVESTMENTS CORP.	343,313	355,804
106,751	ROCKVILLE FINANCIAL, INC.	1,112,159	1,307,700
38,000	SABRA HEALTH CARE REIT, INC.	684,851	760,380
14,195	SANDY SPRING BANCORP, INC.	254,929	273,254
5,182	SCBT FINANCIAL CORP.	155,227	208,731
26,664	SI FINANCIAL GROUP, INC.	261,875	312,502
26,907	SIMMONS FIRST NATIONAL CORP., CLASS A	673,089	655,320
15,202	SOUTHSIDE BANCSHARES, INC.	300,620	331,556
24,757	STANCORP FINANCIAL GROUP, INC.	745,553	773,409
14,155	STATE BANK FINANCIAL CORP.	221,848	233,416
25,800	STELLARONE CORP.	341,581	339,528
153,898	SUSQUEHANNA BANCSHARES, INC.	1,126,613	1,609,773
524,797	SYNOVUS FINANCIAL CORP.	1,137,497	1,243,769
36,500	TERRITORIAL BANCORP, INC.	585,519	837,675
9,690	THL CREDIT, INC.	135,368	135,951
82,430	UMPQUA HOLDINGS CORP.	889,164	1,062,523
17,544	UNIVEST CORP. OF PENNSYLVANIA	290,698	315,792
23,404	URSTADT BIDDLE PROPERTIES, INC., CLASS A	405,361	473,463
52,500	VIEWPOINT FINANCIAL GROUP, INC.	669,191	1,006,425
87,310	WALKER & DUNLOP, INC.(b)	1,030,930	1,341,955
35,240	WALTER INVESTMENT MANAGEMENT CORP.(b)	472,218	1,304,232
16,560	WASHINGTON BANKING CO.	229,705	234,655
55,778	WESTFIELD FINANCIAL, INC.	444,906	417,777
25,000	WINTRUST FINANCIAL CORP.	855,525	939,250
		50,753,055	59,458,604	21.62%
Health Care:
5,232	ADDUS HOMECARE CORP.(b)	27,953	28,253
13,035	ALEXZA PHARMACEUTICALS, INC.(b)	63,879	57,354
19,326	ANALOGIC CORP.	1,380,817	1,510,713
7,004	ANGIODYNAMICS, INC.(b)	82,257	85,449
7,856	ARTHROCARE CORP.(b)	210,964	254,534
14,933	BIOCLINICA, INC.(b)	70,834	95,422
24,412	BIODELIVERY SCIENCES INTERNATIONAL, INC.(b)	136,003	154,284
31,997	CENTENE CORP.(b)	1,290,016	1,197,008
20,102	CONCEPTUS, INC.(b)	350,233	408,272
18,658	CRYOLIFE, INC.	100,129	125,382
111	FURIEX PHARMACEUTICALS, INC.(b)	2,080	2,118
37,000	HANGER, INC.(b)	718,063	1,055,610
9,444	HARVARD BIOSCIENCE, INC.(b)	38,371	39,948
144,009	HEALTHSOUTH CORP.(b)	2,300,403	3,464,856
18,622	HESKA CORP.	150,934	167,970
70,231	HILL-ROM HOLDINGS, INC.	1,962,204	2,040,913
79,154	ICON PLC ADR(b)(d)(e)	1,886,709	1,928,983

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
6,801	IRIS INTERNATIONAL, INC.(b)	$86,833	132,756
29,304	MEDIWARE INFORMATION SYSTEMS(b)	386,395	642,051
26,139	MERGE HEALTHCARE, INC.(b)	92,179	100,112
77,191	MERIT MEDICAL SYSTEMS, INC.(b)	1,079,012	1,152,462
1,214	NATIONAL RESEARCH CORP.	61,453	61,028
6,853	NATUS MEDICAL, INC.(b)	81,485	89,569
8,822	OMNICELL, INC.(b)	134,654	122,626
12,410	ORASURE TECHNOLOGIES, INC.(b)	127,072	137,999
52,484	ORTHOFIX INTERNATIONAL N.V.(b)(d)	1,478,794	2,348,659
36,972	PAR PHARMACEUTICAL COS., INC.(b)	1,032,113	1,847,860
22,000	PATTERSON COS., INC.	514,141	753,280
22,810	PDI, INC.(b)	152,202	181,796
23,125	PHARMERICA CORP.(b)	291,212	292,762
17,453	PSYCHEMEDICS CORP.	201,042	212,054
40,108	QUALITY SYSTEMS, INC.	765,690	744,003
4,406	SURMODICS, INC.(b)	81,553	89,089
12,951	VASCULAR SOLUTIONS, INC.(b)	141,528	191,804
20,794	WEST PHARMACEUTICAL SERVICES, INC.	775,312	1,103,538
		18,254,519	22,820,517	8.30%
Industrials:
47,203	A.O. SMITH CORP.	2,116,802	2,716,061
17,170	ACETO CORP.	161,988	162,256
57,469	ACTUANT CORP., CLASS A	1,133,841	1,644,763
15,000	ACUITY BRANDS, INC.	533,328	949,350
194,014	AIR TRANSPORT SERVICES GROUP, INC.(b)	1,026,907	853,661
6,284	ASTRONICS CORP.(b)	130,853	193,547
55,000	AVIS BUDGET GROUP, INC.(b)	738,891	845,900
57,704	AZZ, INC.	1,029,017	2,191,598
32,000	BABCOCK & WILCOX (THE) CO.(b)	726,567	815,040
11,565	BREEZE-EASTERN CORP.(b)	82,719	87,778
19,655	CASCADE CORP.	843,855	1,075,915
83,140	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	523,736	355,839
17,079	CECO ENVIRONMENTAL CORP.	94,807	166,862
13,926	CELADON GROUP, INC.	208,703	223,791
27,000	CHICAGO BRIDGE & IRON CO. N.V.(d)	486,368	1,028,430
4,386	CIRCOR INTERNATIONAL, INC.	141,041	165,572
37,000	COLFAX CORP.(b)	307,010	1,356,790
9,662	COMFORT SYSTEMS USA, INC.	103,632	105,606
22,000	CORRECTIONS CORP. OF AMERICA	666,092	735,900
17,032	DUCOMMUN, INC.(b)	245,764	231,635
2,388	DXP ENTERPRISES, INC.(b)	36,554	114,075
11,858	ENNIS, INC.	156,390	194,590
20,000	ENPRO INDUSTRIES, INC.(b)	569,233	720,200
40,631	ESCO TECHNOLOGIES, INC.	1,403,171	1,578,514
35,108	FEDERAL SIGNAL CORP.(b)	138,188	221,883
37,000	FORTUNE BRANDS HOME & SECURITY, INC.(b)	746,845	999,370
64,687	GENCORP, INC.(b)	323,614	613,880
17,000	GENESEE & WYOMING, INC., CLASS A(b)	425,830	1,136,620
9,177	GP STRATEGIES CORP.(b)	62,336	177,300
20,576	GRAHAM CORP.	451,669	371,808
9,543	GREENBRIER COS., INC.(b)	151,560	154,024
17,417	HAWAIIAN HOLDINGS, INC.(b)	93,239	97,361
89,570	ICF INTERNATIONAL, INC.(b)	2,027,569	1,800,357
35,000	ITT CORP.	698,010	705,250
45,000	JOHN BEAN TECHNOLOGIES CORP.	604,564	734,850
15,000	KANSAS CITY SOUTHERN	314,929	1,136,700
24,500	L.B. FOSTER CO., CLASS A	563,464	792,330
7,858	LYDALL, INC.(b)	62,301	110,719
25,500	MACQUARIE INFRASTRUCTURE CO. LLC	695,627	1,057,740
12,999	MIDDLEBY CORP.(b)	604,541	1,503,204
65,280	POLYPORE INTERNATIONAL, INC.(b)	2,692,039	2,307,648
34,283	REGAL-BELOIT CORP.	1,884,244	2,416,266
10,800	RUSH ENTERPRISES, INC., CLASS A(b)	180,522	208,008
5,025	SAIA, INC.(b)	67,935	101,203
13,458	SL INDUSTRIES, INC.(b)	166,144	191,104
14,000	SNAP-ON, INC.	638,880	1,006,180
30,754	SPARTON CORP.(b)	209,245	389,038

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
8,629	STANDEX INTERNATIONAL CORP.	$205,540	383,559
30,239	TELEDYNE TECHNOLOGIES, INC.(b)	1,215,646	1,916,850
55,352	TENNANT CO.	2,062,275	2,370,173
36,500	TEREX CORP.(b)	831,385	824,170
9,037	TREX CO., INC.(b)	257,538	308,342
22,000	TRINITY INDUSTRIES, INC.	624,431	659,340
45,624	TRIUMPH GROUP, INC.	1,952,938	2,852,869
15,637	US ECOLOGY, INC.	268,340	337,446
16,870	WABTEC CORP.	777,228	1,354,492
33,251	WOODWARD, INC.	930,983	1,129,869
		36,396,868	48,883,626	17.78%
Information Technology:
56,015	ADTRAN, INC.	1,903,896	967,939
16,554	ALLIANCE FIBER OPTIC PRODUCTS, INC.(b)	150,663	148,820
87,801	ANAREN, INC.(b)	1,077,593	1,755,142
65,026	ANCESTRY.COM, INC.(b)	1,463,519	1,955,982
14,884	AXT, INC.(b)	55,183	50,308
18,976	BADGER METER, INC.	622,673	690,537
96,367	BRIDGELINE DIGITAL, INC.(b)	130,323	113,713
32,000	BROADRIDGE FINANCIAL SOLUTIONS, INC.	543,517	746,560
26,854	CALAMP CORP.(b)	119,116	220,471
14,033	CALLIDUS SOFTWARE, INC.(b)	59,104	69,183
60,923	CAMTEK LTD.(b)(d)	145,135	107,224
74,999	COGNEX CORP.	2,252,039	2,593,465
13,879	COMMTOUCH SOFTWARE LTD.(b)(d)	50,171	35,114
220,605	ENTROPIC COMMUNICATIONS, INC.(b)	1,758,286	1,283,921
19,091	EVOLVING SYSTEMS, INC.	136,808	117,601
40,189	EXAR CORP.(b)	273,828	321,512
37,417	FRANKLIN WIRELESS CORP.(b)	96,203	70,344
22,275	FREQUENCY ELECTRONICS, INC.(b)	159,597	190,451
16,028	GILAT SATELLITE NETWORKS LTD.(b)(d)	49,154	63,791
51,954	GLOBAL CASH ACCESS HOLDINGS, INC.(b)	316,858	418,230
143,866	GSI GROUP, INC.(b)	1,684,581	1,281,846
47,972	HACKETT GROUP (THE), INC.(b)	192,541	200,523
13,881	HARMONIC, INC.(b)	61,784	63,020
24,474	INTEST CORP.(b)	81,598	64,856
35,767	IPG PHOTONICS CORP.(b)	1,549,951	2,049,449
23,918	KVH INDUSTRIES, INC.(b)	248,770	322,654
13,970	LIONBRIDGE TECHNOLOGIES, INC.(b)	45,419	49,174
26,323	LTX-CREDENCE CORP.(b)	174,903	151,357
12,759	MERCURY COMPUTER SYSTEMS, INC.(b)	116,550	135,501
8,502	METHODE ELECTRONICS, INC.	91,863	82,554
36,089	MIPS TECHNOLOGIES, INC.(b)	211,885	266,698
27,950	MKS INSTRUMENTS, INC.	730,125	712,446
5,244	NANOMETRICS, INC.(b)	94,200	72,420
41,800	NAPCO SECURITY TECHNOLOGIES, INC.(b)	68,377	141,702
27,000	NCR CORP.(b)	648,029	629,370
82,094	NETGEAR, INC.(b)	2,781,561	3,131,065
64,371	NEWPORT CORP.(b)	1,056,833	711,943
18,621	NOVA MEASURING INSTRUMENTS LTD.(b)(d)	134,096	145,244
107,274	OFFICIAL PAYMENTS HOLDINGS, INC.(b)	702,933	528,861
39,483	ONLINE RESOURCES CORP.(b)	239,040	115,685
11,478	OPLINK COMMUNICATIONS, INC.(b)	215,344	189,846
33,657	PARAMETRIC TECHNOLOGY CORP.(b)	727,766	733,723
37,206	PERCEPTRON, INC.(b)	216,757	232,537
163,262	RF MICRO DEVICES, INC.(b)	904,841	644,885
163,621	SANMINA-SCI CORP.(b)	1,654,340	1,389,142
25,697	SELECTICA, INC.(b)	127,961	133,110
25,974	SILICON IMAGE, INC.(b)	139,451	119,221
19,729	SUPER MICRO COMPUTER, INC.(b)	290,928	237,340
55,937	SUPPORT.COM, INC.(b)	147,589	236,613
48,814	SWK HOLDINGS CORP.(b)	35,146	41,004
95,412	SYNNEX CORP.(b)	2,824,707	3,108,523
24,544	TNS, INC.(b)	463,215	366,933
32,275	UNISYS CORP.(b)	497,934	671,966
174,919	VALUECLICK, INC.(b)	2,761,952	3,006,858
34,863	WESTELL TECHNOLOGIES, INC., CLASS A(b)	79,014	74,607

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
17,000	WRIGHT EXPRESS CORP.(b)	$463,372	1,185,240
62,214	ZIX CORP.(b)	177,344	178,554
		34,006,366	35,326,778	12.85%
Materials:
15,000	ASHLAND, INC.	551,175	1,074,000
4,400	CHASE CORP.	67,610	80,828
133,368	CHEMTURA CORP.(b)	2,232,937	2,296,597
19,933	CORE MOLDING TECHNOLOGIES, INC.(b)	182,873	145,710
11,500	DELTIC TIMBER CORP.	546,288	750,490
8,703	FLOTEK INDUSTRIES, INC.(b)	85,452	110,267
45,930	HANDY & HARMAN LTD.(b)	346,633	678,845
39,474	INNOPHOS HOLDINGS, INC.	1,635,891	1,914,094
90,139	INNOSPEC, INC.(b)	2,563,667	3,057,515
33,851	KAPSTONE PAPER AND PACKAGING CORP.(b)	450,589	757,924
69,727	KOPPERS HOLDINGS, INC.	2,109,771	2,435,564
13,584	LANDEC CORP.(b)	92,156	155,537
29,008	LSB INDUSTRIES, INC.(b)	1,004,645	1,272,581
5,207	MATERION CORP.	109,296	123,927
9,900	NEENAH PAPER, INC.	281,005	283,536
25,008	QUAKER CHEMICAL CORP.	717,204	1,167,123
22,932	STEPAN CO.	1,722,961	2,204,224
42,500	SUNCOKE ENERGY, INC.(b)	725,483	685,100
9,466	SYNALLOY CORP.	114,118	130,631
19,000	W.R. GRACE & CO.(b)	465,151	1,122,520
13,418	WAUSAU PAPER CORP.	126,730	124,251
52,000	ZEP, INC.	753,192	786,240
		16,884,827	21,357,504	7.77%
Utilities:
33,510	ALLETE, INC.	1,177,642	1,398,707
19,000	CLECO CORP.	470,134	797,620
24,148	CONSOLIDATED WATER CO. LTD.(d)	195,058	199,704
20,796	MIDDLESEX WATER CO.	385,266	398,451
30,000	PNM RESOURCES, INC.	627,907	630,900
67,686	PORTLAND GENERAL ELECTRIC CO.	1,498,221	1,830,229
39,227	PURE CYCLE CORP.(b)	83,211	89,045
39,000	QUESTAR CORP.	663,326	792,870
26,652	SOUTHWEST GAS CORP.	802,844	1,178,019
31,646	UIL HOLDINGS CORP.	993,790	1,134,826
18,155	UNITIL CORP.	434,938	494,179
		7,332,337	8,944,550	3.25%
	Sub-total Common Stocks:	225,574,161	266,799,908	97.03%
Rights:
Energy:
38,070	CVR ENERGY, INC.(b)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
9,984,911	NORTHERN INSTITUTIONAL FUNDS -
	U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(f)	9,984,911	9,984,911
	Sub-total Short-Term Investments:	9,984,911	9,984,911	3.63%
	Grand total(g)	$235,559,072	276,784,819	100.66%

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)	This security is being fair valued according to procedures adopted by the Board of Trustees.
(d)

Foreign security values are stated in U.S. dollars. As of September 30, 2012, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 3.33% of net assets.

(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.70% of net assets.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2012

(f)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2011, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $1,896,952 with net purchases of approximately $8,087,959 during the nine months ended September 30, 2012.

(g)

At September 30, 2012 the cost for Federal income tax purposes was $235,479,541. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$51,370,438
Gross unrealized depreciation	(10,065,160)
Net unrealized appreciation	$41,305,278

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Small Companies Fund (unaudited)
September 30, 2012

On January 1, 2012, the Clearwater Small Companies Fund (the “Small Companies Fund”) adopted all disclosures required by Accounting Standards Update No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Standards (“U.S. GAAP”) and International Financial Reporting Standards (“IFRSs”), which are reflected in this Schedule of Investments.

Fair value is an estimate of the price the Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Small Companies Fund’s investments. These inputs are summarized in three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Clearwater Management Company’s (the “Adviser’s”) own assumptions in determining the fair value of an investment.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Small Companies Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are deteremined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of the Small Companies Fund as of September 30, 2012, using the fair value methodology and levels described above:

	Level 1	Level 2	Level 3	Total
Common Stocks

Consumer Discretionary	$41,782,740	$—	$186,040	$41,968,780
Consumer Staples	12,733,107	—	—	12,733,107
Energy	15,306,442	—	—	15,306,442
Financials	59,430,207	28,397	—	59,458,604
Health Care	22,820,517	—	—	22,820,517
Industrials	48,883,626	—	—	48,883,626
Information Technology	35,213,065	113,713	—	35,326,778
Materials	21,357,504	—	—	21,357,504
Utilities	8,944,550	—	—	8,944,550
Short-Term Investments	9,984,911	—	—	9,984,911
Total	$276,456,669	$142,110	$186,040	$276,784,819

For the Small Companies Fund, 100% of the investment value is comprised of equity securities and short-term investments. See the Small Companies Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or regular trading session closing price on the principal exchange or market where they are traded. As of September 30, 2012, the Valuation Committee determined the fair valuation of a common stock based on inputs such as the last traded price at the time of a significant event and considerations of any other events relevant to making a fair value determination. This investment has been classified as a Level 3 investment.

As of September 30, 2012, the below information provides additional detail on the quantitative information used in the fair value determination of this Level 3 investment, including the nature of the security and whether it is traded openly in the active market.

Quantitative Information about Level 3 Fair Value Measurement:(1)
	Fair Value at 9/30/12	Valuation Technique	Unobservable Inputs	Pricing
Consumer Discretionary	$186,040	Market Approach	Last traded price from a primary pricing service provider, provided at the time trading was suspended by the NYSE.	7.43

(1)

As the Small Companies Fund’s Level 3 assets are below one percent of the Small Companies Fund’s net assets on an aggregate basis, a disclosure of the sensitivity of significant unobservable inputs has not been presented.

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Small Companies Fund (unaudited)
September 30, 2012

The Small Companies Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, a common stock investment with a fair value of $113,713 was transferred from Level 1 to Level 2 due to the security being valued using a bid price by primary service providers rather than a last traded price or official close price. At September 30, 2012, an equity investment with a fair value of $186,040 was transferred from Level 1 to Level 3 due to the security being valued based on unobservable inputs using the last traded price from a primary pricing provider on April 17, 2012, the date trading was halted in the security’s primary exchange. Since the time trading halted, there has been a lack of market activity and data observed for this security. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Transfer from Level 1 to Level 2
	Value	Reason
Common Stocks
Information Technology	$ 113,713	Valuation at bid price, rather than last traded price, by primary source provider.

Transfer from Level 1 to Level 3
	Value	Reason
Common Stocks
Consumer Discretionary	$ 186,040	Valuation by Board of Trustees at time of trading suspension.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
	Consumer Discretionary		Total
Balance as of 12/31/11	$—		$—
Realized Gains	—		—
Realized Losses	—		—
Change in Unrealized Appreciation	—		—
Change in Unrealized Depreciation	—		—
Purchases	—		—
Sales	—		—
Transfers into Level 3	186,040	(1)	186,040
Transfers out of Level 3	—		—
Balance as of 9/30/12	$186,040		$186,040

(1)

Transfered from Level 1 to Level 3 due to security being valued based on fair valuations deteremined by procedures adopted by the Board of Trustees and because there is a lack of market activity and no data observed for this security.

The amount of change in net unrealized gains or losses on the Level 3 security still held at September 30, 2012, within the sector of Consumer Discretionary, was $1,767.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Small Companies Fund (unaudited)
September 30, 2012

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End funds:
47,200	AMERICAN MUNI INCOME PT			$554,976	772,192
208,600	BLACKROCK LNG-TM MUN ADV			2,133,992	2,749,348
35,600	BLACKROCK MUN INC TRUST			373,567	614,456
18,200	BLACKROCK MUNI BOND TRUST			169,379	320,320
186,000	BLACKROCK MUNIHOLDINGS QU			2,175,942	3,033,660
75,900	BLACKROCK MUNIHOLDINGS QU			998,846	1,196,184
71,200	BLACKROCK MUNIYIELD INVES			905,807	1,216,808
81,800	BLACKROCK MUNIYIELD MI QU			981,525	1,211,458
76,179	BLACKROCK MUNIYIELD MI QU			1,014,103	1,243,241
54,700	BLACKROCK MUNIYIELD PENNS			774,527	899,815
51,500	BLACKROCK MUNIYIELD QUAL			677,589	777,135
78,300	BLACKROCK MUNIYIELD QUALI			1,032,557	1,241,838
21,837	BLACKROCK MUNIYIELD QUALI			275,930	345,025
12,500	DREYFUS STRATEGIC MUNI BD			68,613	123,500
209,000	DWS MUNICIPAL INCOME TRUS			2,278,136	3,157,990
66,800	EATON VANCE CALI MUN BOND			744,489	917,832
68,200	INVESCO MUNICIPAL PREMIUM			515,130	664,950
95,900	INVESCO QUALITY MUNI INV			1,173,337	1,460,557
124,300	INVESCO VAN KAMPEN AD MIT			1,443,464	1,746,415
94,239	INVESCO VAN KAMPEN PENN V			1,240,054	1,510,651
37,800	INVESCO VAN KAMPEN S S MN			398,849	514,458
94,277	INVESCO VAN KAMPEN TRUST			1,342,033	1,534,829
56,248	MANAGED DURATION INVESTME			714,557	921,905
6,500	MFS HIGH INCOME MUNICIPAL			23,108	39,195
10,299	NEUBERGER BERMAN INTMD MU			126,917	175,495
31,103	NUVEEN CAL INV QUAL MUNI			373,214	514,755
13,700	NUVEEN CAL MUNI MKT OPPOR			157,825	224,817
42,560	NUVEEN DIVIDEND ADV MUNI			523,323	670,320
13,500	NUVEEN DIVIDEND ADVANTAGE			181,771	215,055
41,700	NUVEEN DVD ADVANTAGE MUNI			475,800	658,026
30,600	NUVEEN MI PREMIUM INC MUN			404,605	474,300
44,600	NUVEEN MUNI ADVANTAGE FUN			522,316	698,882
15,500	NUVEEN NJ INV QUAL MUNI F			211,528	247,845
10,100	NUVEEN PA DVD ADV MUNI FD			127,549	154,530
48,500	NUVEEN PENN INV QUAL MUNI			673,352	793,460
27,100	NUVEEN PREMIER MUNI INC F			367,653	419,237
238,709	NUVEEN PREMIUM INC MUNI F			3,273,534	3,733,409
102,272	PUTNAM MUNI OPPORTUNITIES			1,131,304	1,353,059
12,700	WESTERN ASSET INTERMEDIAT			111,045	136,271
22,000	WESTERN ASSET MANAGED MUN			240,488	338,800
48,606	WESTERN ASSET MUNICIPAL P			620,291	846,230
	Sub-total Closed-End Funds			31,533,025	39,868,253	7.54%

Municipal Bonds:
750,000	ABAG CA FIN AUTH FOR NONPROFIT CORPS	9/1/2037	6.00	745,154	869,205
650,000	ABAG CA FIN AUTH FOR NONPROFIT CORPS COPS	11/1/2029	6.20	634,224	650,422
2,500,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	4.68	1,140,356	1,718,450
1,500,000	AGUA CALIENTE CA BAND OF CAHUILLA INDIANS REVENUE(c)	7/1/2018	6.00	1,474,930	1,475,685
1,145,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	1,145,000	1,256,008
550,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	4/1/2038	4.50	413,854	562,419
1,250,000	ALACHUA CNTY FL HLTH FACS AUTH	11/15/2016	7.13	1,250,000	1,266,000
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,189,850	1,199,490
500,000	ALAMEDA CA CORRIDOR TRANSPRTN AUTH	10/1/2021	5.25	496,125	500,685
500,000	ALAMEDA CA CORRIDOR TRANSPRTN AUTH	10/1/2024	5.40	420,461	555,390
1,500,000	ALASKA ST HSG FIN CORP	6/1/2032	5.25	1,293,370	1,504,650

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
2,000,000	ALASKA ST HSG FIN CORP	12/1/2034	5.25	$2,003,812	2,073,020
250,000	ALASKA ST HSG FIN CORP HOME MTGE REVENUE	12/1/2034	5.25	249,329	253,762
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	735,622	764,498
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,159	527,434
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(d)(e)	12/1/2010	5.40	350,000	237,381
240,000	ALBANY NY INDL DEV AGY(e)	5/1/2016	6.50	240,000	36,000
1,025,000	ALISAL CA UNION SCH DIST(b)	8/1/2025	10.55	493,358	593,424
925,000	ALLEGHENY CNTY PA INDL DEV
	AUTH CHRT SCH REVENUE	8/15/2026	5.90	925,000	984,810
528,050	ALPHARETTA GA DEV AUTH EDLFACS REV	7/1/2031	6.25	513,802	303,629
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	5.63	349,681	637,170
956,661	ARIZONA HEALTH FACS AUTH REV(d)	7/1/2027	5.25	929,360	1,012,597
1,000,000	ARIZONA ST HLTH FACS AUTH HLTH CARE FACS AUTH	10/1/2022	5.10	861,644	988,280
2,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,950,751	2,168,320
785,000	ARLINGTON TX SPL OBLIG	8/15/2034	5.00	818,640	816,581
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	518,774	621,805
1,500,000	ATLANTA GA WTR & WSTWTR REVENUE	11/1/2039	5.00	1,498,529	1,502,535
1,500,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,379,289	1,542,015
1,000,000	BEXAR CNTY TX HLTH FACS DEV CORP	7/1/2030	5.88	984,921	1,118,280
500,000	BEXAR CNTY TX HSG FIN CORP	1/1/2021	5.70	452,388	500,210
445,000	BEXAR CNTY TX HSG FIN CORP(e)	9/15/2021	8.75	445,000	312,488
250,000	BEXAR CNTY TX HSG FIN CORP	12/1/2021	6.50	252,926	249,970
805,000	BEXAR CNTY TX HSG FIN CORP(e)	4/1/2030	9.00	802,520	158,988
600,000	BEXAR CNTY TX HSG FIN CORP	8/1/2030	6.10	520,397	606,000
365,000	BEXAR CNTY TX HSG FIN CORP	8/1/2030	8.13	352,935	319,371
1,005,000	BEXAR CNTY TX HSG FIN CORP(e)	6/1/2031	10.50	1,005,000	200,869
885,000	BEXAR CNTY TX HSG FIN CORP	12/1/2036	9.25	864,072	579,100
500,000	BOONE CNTY MO HOSP REVENUE	8/1/2028	5.75	512,400	574,890
700,000	BOSTON MA REVENUE	10/1/2031	6.13	700,474	708,575
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	719,495	809,212
500,000	BOYNTON BEACH FLA REV	6/1/2022	5.75	500,000	509,615
500,000	BOYNTON BEACH FLA REV	6/1/2027	6.25	500,000	511,230
500,000	BRAZOS CNTY TX HLTH FACS DEV CORP	1/1/2033	5.50	503,909	550,620
1,000,000	BREA CA REDEV AGY(b)	8/1/2029	13.50	328,049	351,400
108,000	BRIDGEVILLE DE SPL OBLIG	7/1/2035	5.13	108,000	87,673
890,000	BUCKEYE OH TOBACCO SETTLEMENT FING AUTH	6/1/2024	5.13	859,344	750,092
1,000,000	BUTLER CNTY OH HOSP FACS	4/1/2036	6.38	1,038,048	1,213,260
395,000	BUTLER CNTY PA GEN AUTH REVENUE	10/1/2034	0.94	395,000	283,732
500,000	CALIFORNIA CNTY CA TOBACCO SECURITIZATION AGY TOBACCO SETTLE	6/1/2036	5.00	495,197	406,590
145,000	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(e)	8/1/2012	4.65	144,935	62,350
385,000	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(e)	11/1/2012	4.85	383,286	23,100

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	$764,161	850,140
1,000,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	927,903	1,024,090
605,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2038	5.50	607,801	616,713
1,000,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK REVENUE	2/1/2030	6.00	1,007,107	1,094,410
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	504,440	562,900
570,000	CALIFORNIA ST MUNI FIN AUTH CHRT SCH LEASE REVENUE	9/1/2022	5.50	574,527	599,087
750,000	CALIFORNIA ST MUNI FIN AUTH EDUCTNL REVENUE	6/1/2026	5.25	743,344	716,812
500,000	CALIFORNIA ST MUNI FIN AUTH REVENUE	5/1/2025	6.88	498,941	598,010
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	2.42	1,074,069	1,498,950
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH	11/1/2032	5.50	1,000,247	1,003,540
970,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	1/1/2016	5.25	966,383	985,287
1,400,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	1/1/2021	6.00	1,400,000	1,517,082
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	1,000,000	1,132,670
750,000	CALIFORNIA ST STWD CMNTYS DEV AUTH SCH FAC REVENUE	7/1/2020	5.00	712,673	754,342
750,000	CALIFORNIA ST STWD CMNTYS DEVAUTH MFH REVENUE	7/15/2032	4.70	750,000	822,915
255,000	CAPITAL TRUST AGY FL MF REVENUE(e)	6/1/2013	4.75	255,000	145,345
750,000	CAPITAL TRUST AGY FL MF REVENUE(e)	6/1/2038	5.88	762,053	427,485
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	4.17	564,831	795,090
1,026,646	CARLSBAD INDL FNDTN(d)	4/15/2021	5.75	1,049,336	930,162
1,000,000	CARMEL IN REVENUE	11/15/2022	6.00	981,334	995,420
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	1,027,269	1,041,470
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,727	562,955
1,000,000	CENTER CA UNIF SCH DIST(b)	8/1/2031	12.90	332,722	348,300
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,036,326	1,178,090
500,000	CENTRL TX REGL MOBILITY AUTH REVENUE	1/1/2031	5.75	495,538	584,350
595,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	455,777	596,321
1,000,000	CHAUTAUQUA CNTY NY CAPITAL RESOURCE CORP REVENUE	11/15/2016	6.75	982,329	1,101,890
275,000	CHESTERFIELD CNTY VA INDL DEV AUTH MF REVENUE	7/1/2019	5.20	259,721	275,649
500,000	CHICAGO IL	1/1/2035	5.25	513,508	564,555
10,000	CHICAGO IL MET HSG DEV CORP	7/1/2022	6.85	10,000	10,031
400,000	CITIZEN POTAWATOMI NATION OK SENIOR OBLG TAX REVENUE	9/1/2016	6.50	400,000	397,008
250,000	CLARK CNTY NV ECON DEV REVENUE	5/15/2033	5.38	251,111	252,778
355,000	CLEARWATER FL HSG AUTH	5/1/2024	5.35	267,632	353,768
685,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	677,580	760,418

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2031	5.50	$482,883	548,520
1,000,000	CMNTY MEMORIAL HOSP DIST MO HOSP REVENUE	12/1/2034	6.68	887,397	961,920
225,000	COLLIER CNTY FL HSG FIN AUTH MF HSG REVENUE	8/15/2015	5.25	224,614	225,628
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	735,606	877,762
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,460,179	1,603,485
835,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	11/15/2028	6.75	835,000	972,007
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	975,820	1,109,810
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	993,700	1,050,570
350,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	12/1/2039	5.13	331,107	370,524
1,300,000	COLORADO ST HLTH FACS AUTH REVENUE	12/1/2042	5.00	1,335,078	1,384,045
635,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	635,000	662,432
790,000	COLORADO ST HSG & FIN AUTH	11/1/2029	5.50	790,000	818,859
625,000	COLORADO ST HSG FIN AUTH SF MTGE REVENUE	11/1/2034	5.00	625,039	657,294
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	3.46	564,964	708,980
1,250,000	CONNECTICUT ST DEV AUTH POLL CONTROL REVENUE	9/1/2028	5.85	1,250,000	1,250,588
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.75	1,000,000	1,076,280
980,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	4.63	975,160	1,048,845
385,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	5.00	385,000	421,748
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,526,565
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2042	4.15	5,000,000	5,194,750
500,000	COOK CNTY IL SCH DIST #83	6/1/2031	5.38	489,894	578,315
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	2.24	696,367	1,087,077
637,000	CORTLAND IL SPL TAX REVENUE(e)	3/1/2017	5.50	633,881	422,981
790,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE	10/1/2017	5.65	767,307	792,646
750,000	CULLMAN CNTY AL HLTH CARE AUTH	2/1/2023	6.25	735,978	817,778
500,000	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	512,883	548,965
3,251,000	DALLAS TX HSG FIN CORP	10/20/2032	6.75	3,224,672	3,291,540
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,038,627	2,220,180
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,014,990	1,122,370
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	489,252	562,130
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(b)	2/1/2029	11.72	371,920	434,320
500,000	DELAWARE RIVER NJ PORT AUTH	1/1/2022	5.70	500,000	501,355

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
440,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	$440,000	485,817
127,977	DENHAM SPRINGS-LIVINGSTON LA HSG & MTGE FIN AUTH	11/1/2040	5.00	132,292	130,702
500,000	DINUBA CA FING AUTH LEASE REVENUE	9/1/2038	5.38	494,805	506,550
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	570,140
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,068,500
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,084,110
3,000,000	DUBLIN CA UNIF SCH DIST(b)	8/1/2034	15.06	761,460	822,540
215,000	E BATON ROUGE LA MTGE FIN AUTH SF REVENUE	10/1/2034	5.00	215,000	228,225
550,000	E CHICAGO IN REDEV COMMISSION LAKE FRONT REDEV AREA TAX	7/15/2014	5.00	550,000	554,912
565,000	E CHICAGO IN REDEV COMMISSION LAKE FRONT REDEV AREA TAX	1/15/2015	5.25	565,000	569,464
910,000	EAST POINT GA	2/1/2026	8.00	910,000	911,456
800,000	EDEN PRAIRIE MN MF HSG REVENUE	2/20/2043	6.20	831,107	834,512
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,022,936	2,254,612
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	741,869	859,770
500,000	ELKHART CNTY IN HOSP AUTH	8/15/2020	5.25	500,000	500,945
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	4.54	505,111	767,790
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	3.73	630,820	867,105
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,099,540
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	548,690
239,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT	3/1/2036	5.13	239,000	150,532
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,013,739	1,099,210
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(e)	5/1/2013	5.75	314,118	165,444
800,000	FLAGSTAFF AZ INDL DEV AUTH	7/1/2022	5.50	742,857	811,152
1,000,000	FLORIDA ST GOVTL UTILITY AUTH UTILITY REVENUE	10/1/2037	5.00	1,052,400	1,093,030
475,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	476,536	532,964
375,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2033	5.45	375,000	407,288
1,570,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	1,582,465	1,695,726

500,000	FLORIDA ST MID-BAY BRIDGE AUTH(b)	10/1/2021	9.78	277,240	286,630
375,000	FOREST CREEK FL CDD CAPITAL IMPT REVENUE	11/1/2013	7.00	427,762	371,119
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV	8/25/2026	8.50	1,250,000	1,379,138
1,145,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	986,410	1,116,661
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	981,298	1,139,140
500,000	GAINESVILLE & HALL CNTY GA DEV AUTH RETMNT CMNTY REVENUE	11/15/2029	6.38	513,608	574,350
1,332,225	GALVESTON TX MUNI UTILITY DIST #52	2/27/2013	6.01	1,244,126	1,065,887

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
400,000	GEISINGER PA AUTH	5/1/2037	1.07	$400,000	298,652
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2031	5.13	495,594	582,225
3,000,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	3/15/2031	5.13	3,000,000	3,488,190
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2036	5.25	491,733	576,795
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,052,500
500,000	GILA CNTY AZ UNIF SCH DIST #10 PAYSON	7/1/2028	5.75	478,138	583,120
2,000,000	GLENDALE CA UNIF SCH DIST(b)	9/1/2028	11.02	744,061	854,500
750,000	GTR WENATCHEE WA REGL EVENTS CENTER PUBLIC FACS DIST REVENUE	9/1/2032	5.25	738,588	746,302
340,000	HAMDEN CT FAC REVENUE	1/1/2014	6.13	338,087	340,496
1,250,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,216,536	1,343,938
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2025	6.50	1,015,565	1,050,650
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2030	6.50	1,007,766	1,045,980
500,000	HAMMOND IN REDEV DIST REVENUE	1/15/2017	6.00	500,000	520,780
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(c)	8/15/2021	6.75	1,250,000	1,379,762
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	5.71	689,259	1,116,390
500,000	HARVEY IL	12/1/2027	5.50	451,246	476,710
1,000,000	HAWAII ST DEPT OF BUDGET & FIN SPL PURPOSE REVENUE	11/15/2023	7.88	970,919	1,105,300
590,000	HAWAII ST DEPT OF BUDGET & FIN SPL PURPOSE SENIOR LIVING REV	11/15/2029	8.75	582,180	710,036
500,000	HAWAII ST DEPT OF BUDGET & FIN SPL PURPOSE SENIOR LIVING REV	11/15/2037	5.25	507,805	533,150
1,000,000	HAWTHORNE CA SCH DIST(b)	11/1/2026	11.90	397,595	506,220
2,000,000	HAWTHORNE CA SCH DIST COPS(b)	12/1/2029	1.69	1,556,567	1,966,980
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	3.31	589,183	831,000
255,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2027	5.00	256,719	282,106
500,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2032	5.13	501,200	533,550
183,000	HOUMA-TERREBONNE LA PUBLIC TRUST FING AUTH SF MTGE	12/1/2040	5.15	190,011	187,169
1,000,000	HOUSTON TX HOTEL OCCUPANCY TAX & SPL REVENUE	9/1/2030	5.00	1,029,445	1,030,860
245,000	IDAHO ST HSG & FIN ASSN NONPROFIT FACS REVENUE	8/1/2017	6.25	245,000	244,980
750,000	IDAHO ST HSG & FIN ASSN NONPROFIT FACS REVENUE	7/1/2030	5.50	750,000	768,960
600,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2026	5.65	612,334	662,568
5,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2038	5.50	5,000	5,014

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
175,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2040	5.50	$175,000	182,754
900,000	ILLINOIS ST COPS	7/1/2017	5.80	900,000	901,242
250,000	ILLINOIS ST DEV FIN AUTH	5/15/2021	5.50	250,000	251,090
1,000,000	ILLINOIS ST FIN AUTH CHRT SCH REVENUE	10/1/2031	6.88	1,000,000	1,122,130
1,500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2027	5.00	1,453,746	1,499,940
1,000,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2017	6.00	1,000,000	1,000,910
610,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	620,114	627,556
1,000,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2026	5.25	969,954	1,031,350
500,000	ILLINOIS ST FIN AUTH REVENUE	3/15/2027	5.00	515,800	544,320
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	504,848	533,805
1,500,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2036	5.25	1,474,825	1,633,455
805,000	ILLINOIS ST FIN AUTH REVENUE	2/1/2037	5.25	800,008	819,627
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	485,394	572,280
750,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(e)(f)	10/1/2027	6.13	730,795	44,842
500,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(e)(f)	10/1/2037	6.25	484,210	29,895
1,000,000	ILLINOIS ST FIN AUTH STUDENT HSG REVENUE	10/1/2024	6.00	989,443	1,145,150
335,000	ILLINOIS ST HLTH FACS AUTH	5/15/2014	6.25	335,000	336,233
750,000	ILLINOIS ST HLTH FACS AUTH	8/15/2028	5.38	738,215	750,810
500,000	ILLINOIS ST HLTH FACS AUTH REVENUE	7/1/2033	6.00	504,098	512,395
2,100,000	ILLINOIS ST HLTH FACS AUTH REVENUE	8/15/2033	5.10	2,111,213	2,126,439
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	465,961	503,065
1,000,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2032	5.00	1,014,454	1,010,080
1,000,000	IMPERIAL CA CMNTY CLG DIST(b)	8/1/2040	1.12	844,297	1,015,240
250,000	INDEPENDENCE MO THIRTY-NINTH STREET TRANSPRTN DIST REVENUE	9/1/2032	6.88	250,000	259,498
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	490,994	567,970
750,000	INDIANA ST FIN AUTH HOSP REVENUE	5/1/2031	5.75	772,688	867,165
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,080,690	3,369,750
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	492,416	550,440
1,000,000	INDIANA ST HLTH & EDUCTNL FAC FING AUTH HOSP REVENUE	2/15/2030	5.25	751,761	1,042,000
6,597,987	INTERMEDIATE SCH DIST #287 MN LEASE REVENUE	11/1/2032	5.30	6,367,924	6,938,906
148,573	IOWA ST FIN AUTH SENIOR HSG REVENUE	12/1/2014	5.00	148,177	93,602
565,000	IOWA ST STUDENT LOAN LIQUIDITY CORP	12/1/2027	5.50	553,058	600,346
330,000	JACKSONVILLE FL ECON DEV COMMISSION HLTH CARE FACS REVENUE	9/1/2017	6.00	330,000	380,751
2,000,000	JEFFERSON CA UNION HIGH SCH DIST SAN MATEO CNTY(b)	8/1/2031	26.18	450,511	487,260
859,000	JEFFERSON CNTY KY MTGE REVENUE	11/15/2013	6.13	859,000	861,525
895,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.00	933,131	952,361
185,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.70	193,857	197,175
1,410,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE	1/1/2016	6.20	1,373,855	1,375,765
1,250,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	1,250,000	1,342,150
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,080,100

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	KENTUCKY ST ECON DEV FIN AUTH MF HSG REVENUE	11/20/2035	5.38	$500,000	541,110
450,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2039	5.15	450,000	487,120
1,940,000	KERRVILLE TX HLTH FACS DEV CORP HOSP REVENUE	8/15/2035	5.45	1,914,219	1,948,827
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	834,592
500,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2021	8.00	500,000	585,150
900,000	KLICKITAT CNTY WA PUBLIC HOSP DIST #2 HOSP REVENUE	12/1/2020	6.00	842,089	928,521
2,500,000	KOYUKUK AK REVENUE	10/1/2023	7.00	2,429,824	2,750,700
1,390,000	KREMMLING CO MEMORIAL HOSP DIST COPS	12/1/2022	6.00	1,376,985	1,533,392
1,500,000	LA MIRADA CA REDEV AGY(b)	8/15/2027	14.17	541,811	635,085
795,000	LAFAYETTE LA PUBLIC TRUST FING AUTH SF MTGE	1/1/2041	5.35	811,881	798,729
750,000	LAKESIDE 370 MO LEVEE DIST(e)	4/1/2028	7.00	750,000	496,845
2,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,980,551	2,201,900
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,981,647	2,275,860
1,000,000	LEE CNTY FL INDL DEV AUTH	11/15/2029	5.00	833,958	1,006,510
1,000,000	LEHIGH CNTY PA GEN PURPOSE AUTH	12/15/2023	6.00	914,919	1,000,500
250,000	LEHIGH CNTY PA GEN PURPOSE AUTH	8/15/2042	1.31	250,000	165,795
500,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	500,000	543,985
500,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2015	6.38	500,000	394,655
550,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2030	5.50	568,786	355,404
1,750,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2036	5.25	1,768,013	913,588
250,000	LOMPOC CA HLTHCARE DIST	8/1/2034	5.00	251,303	255,320
2,000,000	LOS ANGELES CA HSG AUTH	6/1/2029	5.00	1,710,248	2,003,160
1,250,000	LOUDOUN CNTY VA INDL DEV AUTH RSDL CARE FAC REVENUE	8/1/2028	6.00	1,256,475	1,339,562
500,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	500,000	547,790
195,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2038	5.85	204,526	208,650
940,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2038	5.70	972,551	1,001,664
235,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2039	5.60	242,444	261,501
410,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	6/20/2028	8.00	410,000	401,328
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2024	6.75	508,202	537,970
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	746,722	860,475
500,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	2/15/2036	0.99	500,000	448,125
1,000,000	LOUISIANA ST TRANSPRTN AUTH TOLL REVENUE(b)	12/1/2027	9.18	441,810	451,760
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	491,585	548,130
1,495,000	LUZERNE CNTY PA	11/1/2026	7.00	1,581,123	1,812,314

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
418,312	LYONS CO	11/30/2016	4.75	$420,731	422,775
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,031,657	1,132,180
1,000,000	MADERA CA IRR FING AUTH REVENUE	1/1/2031	6.25	978,611	1,124,370
430,000	MADISON CNTY FL	7/1/2025	6.00	424,344	420,114
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(e)	5/1/2014	5.60	250,000	100,088
655,000	MAINE ST EDUCTNL AUTH STUDENT LOAN REVENUE	12/1/2027	5.63	655,000	747,217
1,000,000	MAINE ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2026	6.00	999,525	1,140,920
1,000,000	MAINE ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2032	7.50	1,054,255	1,232,740
1,000,000	MAINE ST TECH CLG SYS COPS	1/1/2017	5.80	1,000,000	1,004,190
1,000,000	MALTA IL TAX INCR REVENUE	12/30/2025	5.75	1,000,000	640,040
500,000	MANATEE CNTY FL SCH BRD	7/1/2031	5.63	495,674	583,630
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE	1/1/2015	6.75	496,542	486,935
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE(b)	1/1/2020	7.87	336,450	253,685
452,000	MANHATTAN IL SPL SVC AREA SPL TAX(e)	3/1/2022	5.75	452,000	124,381
500,000	MANSFIELD OH	12/1/2024	6.00	522,124	589,940
750,000	MANTECA CA FING AUTH SWR REVENUE	12/1/2033	5.00	695,774	768,398
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	378,188	308,973
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(b)	9/1/2041	22.45	68,149	48,270
1,175,000	MARTIN CNTY FL HLTH FACS AUTH	11/15/2032	5.50	1,207,126	1,313,415
750,000	MARTINEZ CA UNIF SCH DIST(b)	8/1/2035	0.87	626,203	826,185
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	500,000	564,275
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	541,930
1,000,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	1/1/2026	6.00	1,024,864	1,176,270
1,000,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	1/1/2031	6.25	1,017,455	1,183,420
500,000	MASHANTUCKET WSTRN PEQUOT TRIBE CT(c)(e)(f)	9/1/2036	5.50	509,035	196,850
1,000,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	986,876	1,144,090
290,000	MASSACHUSETTS ST DEV FIN AGY SENIOR LIVING FAC REVENUE	6/1/2014	6.25	290,000	197,380
410,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2027	5.20	410,000	466,703
2,065,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	2,068,687	2,324,343
685,000	MASSACHUSETTS ST HLTH & EDUCTNL FACS AUTH	7/1/2013	7.30	685,000	688,254
750,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2031	3.50	750,000	755,738
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2032	4.05	1,000,000	1,034,070
830,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.35	830,000	882,838
885,000	MASSACHUSETTS ST HSG FIN AGY	6/1/2040	5.05	885,000	954,826

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,750,000	MCALESTER OK PUBLIC WKS AUTH UTILITY SYS REVENUE(b)	2/1/2030	11.04	$660,476	664,545
160,000	MEAD NE TAX INCR REVENUE(e)	7/1/2012	5.13	160,000	72,000
400,000	MEDITERRA FL S CDD CAPITAL IMPT REVENUE	5/1/2031	5.10	400,000	410,204
1,000,000	MESQUITE TX HLTH FAC DEV CORP	2/15/2025	5.50	998,141	1,026,250
1,070,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2020	8.00	1,070,000	502,868
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	6/20/2036	10.00	855,000	401,824
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2040	7.50	1,830,000	1,006,445
2,000,000	MET WASHINGTON DC ARPTS AUTH DULLES TOLL ROAD REVENUE(b)	10/1/2041	1.80	1,324,710	1,933,720
500,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	486,110	597,540
1,500,000	MIAMI-DADE CNTY FL SPL OBLG(b)	10/1/2026	10.87	637,360	704,250
500,000	MICHIGAN ST FIN AUTH LTD OBLGREVENUE	10/1/2021	6.00	496,523	543,465
1,000,000	MICHIGAN ST HOSP FIN AUTH	12/1/2023	6.13	990,016	1,201,430
2,500,000	MICHIGAN ST HOSP FIN AUTH	11/15/2025	5.25	2,288,598	2,526,725
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,560,187	1,761,750
625,000	MICHIGAN ST HSG DEV AUTH	10/1/2020	5.38	602,268	701,944
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,094,960
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,024,683	1,203,560
695,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(c)	9/1/2016	6.00	692,386	636,891
750,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	6/1/2020	6.00	744,274	795,300
440,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	9/1/2021	8.00	440,000	401,804
450,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	10/1/2023	6.25	450,000	452,488
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	515,940
305,000	MICHIGAN ST TOBACCO SETTLEMENT FIN AUTH	6/1/2022	5.13	287,218	268,095
496,000	MILLSBORO DE SPL OBLG	7/1/2036	5.45	496,000	383,939
2,500,000	MINNEAPOLIS MN MF REVENUE	11/1/2013	6.00	2,493,432	2,490,775
354,635	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2016	4.49	356,222	362,575
440,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	440,000	478,883
870,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	870,000	933,693
1,000,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2029	5.00	1,000,000	1,131,210
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	973,357	1,193,390
205,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	215,859	215,678
500,000	MISSOURI ST DEV FIN BRD	11/1/2025	5.50	492,642	523,175
500,000	MISSOURI ST DEV FIN BRD	4/1/2027	6.00	501,088	507,560
500,000	MISSOURI ST DEV FIN BRD	10/1/2027	6.13	485,416	519,270
980,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2022	5.13	999,291	1,053,363
500,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2035	5.38	498,347	533,825

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
215,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.25	$213,615	233,881
305,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	305,000	336,467
1,000,000	MOBERLY MO INDL DEV AUTH(e)	9/1/2024	6.00	1,016,984	199,890
1,000,000	MOHAVE CNTY AZ INDL DEV AUTH CORRNL FACS	5/1/2015	7.25	995,813	1,110,330
1,220,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	1,220,158	1,323,615
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	540,200
2,000,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE(b)	7/1/2028	9.13	863,304	832,540
1,500,000	MONTGOMERY CNTY OH HLTH CARE FACS REVENUE	9/20/2032	6.55	1,459,241	1,506,435
650,000	MONTGOMERY CNTY PA INDL DEV AUTH	2/1/2014	5.38	648,967	658,638
800,000	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	800,000	493,776
200,000	MOUNT CARBON CO MET DIST REVENUE(e)	6/1/2043	8.00	-	20,000
1,500,000	MOUNT VERNON IN SCH BLDG CORP	1/15/2037	5.00	1,533,510	1,586,745
500,000	N TX TOLLWAY AUTH DALLAS N TOLLWAY SYS REVENUE	1/1/2025	6.00	500,000	594,720
1,000,000	N TX TOLLWAY AUTH REVENUE(b)	1/1/2028	10.85	411,994	525,620
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,192,130
1,000,000	N TX TOLLWAY AUTH REVENUE(b)	1/1/2042	1.40	714,199	1,081,050
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,187,050
285,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	5.38	285,000	295,696
1,150,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	1,150,000	1,237,676
1,000,000	NEW HAMPSHIRE ST HLTH & ED FACS AUTH HLTHCARE SYS REVENUE	7/1/2042	5.00	1,023,241	1,083,440
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH HOSP REVENUE	10/1/2024	5.00	986,973	1,025,910
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	969,556	1,154,620
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	490,335	588,410
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,126,580
745,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	745,000	816,714
630,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	656,787	700,705
750,000	NEW JERSEY ST ECON DEV AUTH	12/1/2016	5.75	750,213	750,878
500,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH	6/1/2024	5.38	497,629	562,395
555,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH	6/1/2027	5.00	553,174	585,625
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	1,000,000	1,086,350
460,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	6.45	488,116	519,138
905,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	905,000	977,382

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
800,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	$800,000	861,104
2,290,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	2,273,700	2,437,270
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	970,168	1,070,870
395,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	395,000	430,637
775,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	5.00	775,000	848,346
790,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	790,000	866,875
755,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	755,000	827,654
1,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	1,000,000	1,014,180
1,500,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,500,000	1,556,355
750,000	NEW ORLEANS LA SEWAGE SVC REVENUE	6/1/2024	6.00	740,679	878,348
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.00	114,821	1
70,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2015	1.20	66,177	62,000
135,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2018	1.37	120,997	60,909
70,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2038	0.37	63,119	48,401
175,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2038	0.80	141,974	77,504
290,000	NEW YORK ST DORM AUTH REVENUES	7/1/2019	6.88	290,000	291,061
1,000,000	NEW YORK ST DORM AUTH REVENUES	8/15/2024	6.45	998,539	1,004,250
1,750,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	1,750,000	1,819,808
450,000	NOBLESVILLE IN REDEV AUTH ECON DEV REVENUE	2/1/2031	5.13	446,019	499,856
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	10/1/2029	6.38	1,000,000	1,004,140
1,300,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	10/1/2035	6.63	1,300,000	1,105,052
2,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2032	3.60	2,000,000	2,015,340
650,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2034	5.35	650,000	682,806
640,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2039	5.45	640,000	697,542
1,680,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2040	5.05	1,680,000	1,807,697
500,000	NTHRN CA GAS AUTH #1 GAS PROJ REVENUE	7/1/2027	0.96	500,000	364,215
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,014,643	1,142,400
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	3.77	1,021,281	1,501,540
1,250,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	1,242,912	1,301,250
625,000	OCONTO WI WTRWKS & SWR SYS REVENUE	5/1/2032	4.00	616,610	647,162
575,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	575,000	630,729
200,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.45	200,000	207,938
390,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	390,000	426,917
605,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	631,668	631,632

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
435,000	ONEIDA TRIBE OF INDIANS WI RETAIL SALES REVENUE(c)	2/1/2021	5.50	$435,000	496,109
1,000,000	OVERLAND PARK KS TRANSPRTN DEV DIST SALES TAX REVENUE	4/1/2032	5.90	1,000,000	1,118,740
2,280,000	PACHECO CA UNION SCH DIST COPS(b)	2/1/2037	15.27	515,912	636,667
1,000,000	PALM BAY FL UTILITY REVENUE(b)	10/1/2031	11.87	330,895	411,480
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	11/15/2022	5.38	923,911	1,041,030
1,665,000	PATTERSON CA JT UNIF SCH DIST(b)	8/1/2027	12.31	640,244	847,751
750,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2027	5.25	629,039	919,275
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	7/1/2039	0.89	500,000	311,405
1,000,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	5/1/2042	5.38	1,007,796	1,048,440
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2025	5.00	501,626	560,700
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2029	4.63	919,525	1,075,210
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2034	4.88	1,003,073	1,065,030
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	6/1/2033	2.19	694,206	1,064,820
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2035	1.17	1,525,303	1,832,097
750,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2035	2.01	589,006	719,932
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2038	1.44	1,093,407	1,476,105
2,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(b)	12/1/2021	8.01	1,205,229	1,368,460
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(b)	12/1/2026	11.11	2,085,067	2,355,450
3,000,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	3,057,514	3,351,840
975,000	PIMA CNTY AZ INDL DEV AUTH CHRT SCH REVENUE	4/1/2022	5.88	975,000	1,019,168
255,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2016	6.00	255,000	262,188
980,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2017	5.35	892,032	984,283
440,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	440,000	458,484
1,985,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2021	6.70	1,985,000	1,990,379
865,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2022	5.00	803,128	865,294
995,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2026	5.00	868,801	918,395
490,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	361,238	490,936
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(b)	9/1/2031	16.03	741,176	785,741

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	PRIV CLGS & UNIVS AUTH GA	10/1/2032	5.00	$750,000	811,568
500,000	PROVIDENCE RI HSG AUTH HSG REVENUE	9/1/2027	5.00	507,777	560,835
1,000,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	985,476	1,132,900
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,565,375	1,780,590
500,000	PUBLIC FIN AUTH WI EDUCTNL FAC REVENUE	9/1/2022	5.25	500,000	500,360
221,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2042	0.00	251,368	110,500
221,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2042	0.00	251,367	2
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	585,857	487,350
1,000,000	PUERTO RICO CMWLTH	7/1/2028	6.00	989,885	1,097,640
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,556,205
5,000,000	PUERTO RICO CMWLTH	7/1/2039	5.50	5,093,983	5,163,450
1,500,000	PUERTO RICO CMWLTH	7/1/2040	6.50	1,524,810	1,696,485
1,000,000	PUERTO RICO CMWLTH AQUEDUCT & SWR AUTH REVENUE	7/1/2038	6.00	1,049,422	1,046,360
500,000	PUERTO RICO ELEC PWR AUTH PWR REVENUE	7/1/2025	0.92	500,000	389,680
750,000	PUERTO RICO PUBLIC FIN CORP	8/1/2031	5.50	750,000	786,862
1,000,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE(b)	8/1/2033	3.37	595,907	869,890
500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	8/1/2057	1.23	500,000	285,650
750,000	QUAIL CREEK AZ CMNTY FACS DIST	7/15/2016	5.15	750,000	773,820
1,260,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,260,000	1,331,429
2,000,000	RAILSPLITTER IL TOBACCO SETTLEMENT AUTH	6/1/2024	6.25	2,032,607	2,250,400
975,000	RAMONA CA UNIF SCH DIST COPS	5/1/2032	5.00	803,210	1,006,405
1,000,000	REDONDO BEACH CA UNIF SCH DIST(b)	8/1/2034	2.10	690,664	993,470
1,500,000	REGL CO TRANSPRTN DIST PRIV ACTIVITY REVENUE	1/15/2034	6.00	1,485,681	1,751,640
750,000	RENO NV SPARKS INDIAN COLONY	6/1/2021	5.00	765,007	783,488
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	493,655	592,075
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	994,099	1,020,990
1,000,000	RICHMOND CA CMNTY REDEV AGY TAX ALLOCATION	9/1/2030	6.00	973,189	1,118,090
500,000	RICHMOND CA JT PWRS FING AUTH	7/1/2024	6.25	500,000	570,140
325,000	RICHMOND IN HOSP AUTH REVENUE	1/1/2029	6.50	315,457	381,544
3,000,000	ROBLA CA SCH DIST(b)	8/1/2036	15.56	694,222	884,280
500,000	S BAYSIDE CA WST MGMT AUTH SOL WST ENTERPRISE REVENUE	9/1/2029	6.25	514,388	572,645
1,000,000	S COAST IN CONSERVANCY DIST	1/1/2028	5.25	994,748	994,730
625,000	S WSTRN IL DEV AUTH	10/1/2022	7.00	625,000	650,094
205,000	S WSTRN IL DEV AUTH	11/1/2026	5.63	203,753	175,427
1,000,000	SACRAMENTO CA CITY FING AUTH(b)	12/1/2021	7.46	626,250	680,990
250,000	SACRAMENTO CNTY CA SANTN DISTS FING AUTH REVENUE	12/1/2035	0.81	250,000	183,358

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE	6/1/2039	0.85	$350,000	227,454
845,000	SADDLEBACK VLY CA UNIF SCH DIST PUBLIC FING AUTH	9/1/2017	5.65	845,000	848,473
1,000,000	SAGINAW MI HOSP FIN AUTH	7/1/2030	5.00	922,462	1,063,330
172,000	SAINT BERNARD PARISH LA HOME MTGE AUTH SF MTGE	3/1/2039	5.80	168,741	185,165
500,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2040	5.88	492,918	551,920
460,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2026	6.00	342,566	476,459
500,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2038	6.00	370,338	511,055
1,000,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2039	6.25	1,017,864	1,037,030
425,694	SAINT JOSEPH CNTY IN HOSP AUTH HLTH FACS REVENUE(e)	2/15/2028	5.25	431,280	51,096
500,000	SAINT LOUIS CNTY MO INDL DEV AUTH	8/15/2032	5.88	500,000	508,960
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	775,818	789,548
1,000,000	SAINT PAUL MN PORT AUTH	12/1/2036	5.00	975,344	1,115,580
124,859	SAINT TAMMANY PARISH LA FIN AUTH SF MTGE REVENUE	12/1/2039	5.25	127,619	128,656
1,000,000	SALEM OR HOSP FAC AUTH REVENUE	5/15/2027	5.75	1,027,833	1,088,200
500,000	SALEM OR HOSP FAC AUTH REVENUE	5/15/2032	5.63	496,742	526,160
2,000,000	SALINE CNTY MO INDL DEV AUTH HLTH FACS REVENUE	12/1/2020	5.00	1,983,467	2,071,720
500,000	SALINE CNTY MO INDL DEV AUTH HLTH FACS REVENUE	12/1/2028	5.60	489,592	527,385
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	550,285
500,000	SAN DIEGO CA REDEV AGY	9/1/2023	5.00	455,661	511,550
1,000,000	SAN FRANCISCO CITY & CNTY CA ARPTS COMMISSION	5/1/2039	6.00	1,027,285	1,175,890
250,000	SAN JOAQUIN HILLS CA TRANSPRTN CORRIDOR AGY	1/15/2030	5.25	250,000	250,625
1,000,000	SAN JOSE CA FING AUTH	5/1/2031	5.50	987,369	1,164,200
500,000	SANTA ANA CA CMNTY REDEV AGY	9/1/2022	6.00	495,376	583,095
1,000,000	SANTA BARBARA CA UNIF SCH DISTT(b)	8/1/2037	2.57	611,218	646,840
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	519,546	594,695
1,450,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2027	5.50	1,209,256	1,537,304
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(c)	10/1/2024	5.50	503,904	538,785
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	487,960	533,760
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2019	5.35	134,965	19,620
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	5.55	556,861	62,738
530,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	524,041	588,554
225,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2032	5.50	225,000	246,202
1,500,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	11/15/2030	5.63	1,434,249	1,508,640
356,475	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2032	6.00	359,520	271,488

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
228,572	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.04	$225,000	8,350
152,775	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.15	144,987	758
533,336	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2047	6.00	525,116	378,653
338,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	250,740	256,836
1,000,000	SPARKS NV REDEV AGY TAX INCR REVENUE	6/1/2020	7.25	991,326	1,063,130
1,000,000	SPARKS NV REDEV AGY TAX INCR REVENUE	1/15/2022	5.00	980,308	1,051,450
2,500,000	SULPHUR SPRINGS CA UNION SCH DIST COPS(b)	12/1/2037	1.37	1,868,809	2,574,075
500,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2030	6.38	491,410	501,830
915,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	2/15/2016	7.25	915,000	916,711
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2019	7.75	750,000	860,985
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2026	6.00	1,024,818	1,068,720
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	5/15/2027	5.13	730,422	1,021,460
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2036	6.00	766,067	797,152
740,000	TENNESSEE ST HSG DEV AGY	7/1/2038	5.45	740,000	783,149
160,000	TENNESSEE ST HSG DEV AGY MTGE FIN	7/1/2023	5.20	160,303	162,600
600,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	600,000	653,946
250,000	TEXAS ST MUNI GAS ACQUISITION & SPLY CORP I GAS SPLY REVENUE	12/15/2026	1.71	250,000	188,497
2,000,000	TEXAS ST PRIV ACTIVITY BOND SURFACE TRANSPRTN CORP REVENUE	6/30/2033	7.50	2,052,974	2,543,780
500,000	TEXAS ST PUBLIC FIN AUTH CHRT SCH FIN CORP REVENUE	2/15/2030	6.00	500,000	574,355
800,000	TEXAS ST STUDENT HSG AUTH REVENUE(e)	1/1/2033	11.00	800,000	8
1,000,000	TEXAS ST TURNPIKE AUTH CENTRL TX TURNPIKE SYS REVENUE	8/15/2042	5.00	1,004,981	1,006,880
1,000,000	TOBACCO SECURITIZATION AUTH MNTOBACCO SETTLEMENT REVENUE	3/1/2031	5.25	995,129	1,128,300
360,257	TODD CREEK FARMS CO MET DIST #1 WTR & WSTWTR REVENUE(d)(e)	12/1/2009	4.75	356,355	234,167
300,000	TOLOMATO FL CDD	5/1/2017	6.38	300,000	136,413
115,000	TOLOMATO FL CDD	5/1/2017	6.38	115,000	111,636
100,000	TOLOMATO FL CDD	5/1/2017	6.38	100,000	100,000
10,000	TOLOMATO FL CDD	5/1/2017	6.38	10,000	5,347
35,000	TOLOMATO FL CDD(b)	5/1/2039	2.21	22,008	25,114
90,000	TOLOMATO FL CDD(b)	5/1/2040	2.13	56,590	51,843
50,000	TOLOMATO FL CDD(b)	5/1/2040	2.13	31,439	21,186

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
2,000,000	TORRANCE CA UNIF SCH DIST(b)	8/1/2023	9.54	$1,032,280	1,326,860
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	4.95	422,375	497,240
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	11/1/2016	6.25	1,000,000	1,031,450
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2017	5.50	981,425	1,001,050
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2022	6.00	990,388	1,024,070
840,000	TRAVIS CNTY TX HSG FIN CORP(e)	6/1/2035	9.25	840,000	41,992
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	4.10	769,789	966,112
1,250,000	UPLAND CA COPS	1/1/2032	6.38	1,216,197	1,485,000
671,000	UTAH ASSOC MUNI POWER(d)	5/1/2022	4.75	671,000	619,400
600,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2018	6.38	600,000	635,748
500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2020	5.75	468,808	537,280
500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2025	6.50	500,000	554,360
1,000,000	UTAH ST HSG CORP MTGE REVENUE	7/1/2030	4.10	1,000,000	1,061,090
480,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2032	4.95	480,000	521,040
730,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	730,000	826,170
500,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	493,156	542,305
1,240,000	VERMONT ST EDUCTNL & HLTH BLDGS FING AGY	12/1/2027	6.13	1,223,557	1,244,923
750,000	VIRGINIA ST HSG DEV AUTH	12/1/2038	4.60	746,308	798,082
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,077,340
735,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2025	6.00	735,000	838,672
1,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2031	6.25	1,019,191	1,148,410
1,000,000	W CAMPUS HSG LLC AZ STUDENT HSG REVENUE	7/1/2025	5.00	887,196	1,012,770
230,000	W VLGS FL IMPT DIST(e)	5/1/2037	5.50	230,000	102,888
500,000	WASHINGTON ST HLTH CARE FACS AUTH	3/1/2024	6.50	480,531	598,440
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	3/1/2029	7.13	976,339	1,227,590
750,000	WASHINGTON ST HLTH CARE FACS AUTH	11/15/2031	6.13	743,663	1,027,582
1,000,000	WASHINGTON ST HSG FIN COMMISSION	7/15/2029	4.75	1,000,000	1,099,460
1,150,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2017	5.25	1,147,789	1,170,067
500,000	WATERLOO IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES & SVCS T	7/1/2029	5.00	500,000	546,025
70,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(e)	11/1/2012	5.00	70,000	17,510
445,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(b)	5/1/2039	1.14	348,477	209,217
6,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	9,524	6,039
750,000	WAYZATA MN SENIOR HSG REVENUE	11/1/2025	5.20	738,109	777,510
1,000,000	WEST TRAVIS CNTY TX PUBLIC UTILITY AGY REVENUE	8/15/2024	5.00	1,029,285	1,032,000
1,000,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	1,018,991	1,255,690
400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2023	5.60	400,455	406,976

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
185,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/15/2023	6.00	$188,592	193,915
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	1/15/2025	5.65	500,000	501,900
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	1,023,782	1,129,180
750,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	4/15/2033	6.40	753,483	762,367
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2034	6.75	503,852	514,670
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	12/1/2034	7.07	1,000,000	550,010
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	2/15/2040	5.00	1,028,190	1,079,970
570,000	WOODHILL TX PUBLIC FAC CORP MF REVENUE	12/1/2015	7.25	566,808	570,319
295,000	WSTRN GENERATION AGY OR COGENERATION PROJ REVENUE	1/1/2021	5.00	295,857	295,493
500,000	WYOMING CMNTY DEV AUTH STUDENTHSG REV	7/1/2031	6.25	500,000	552,050
750,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2023	5.25	757,274	836,182
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.25	355,352	141,357
	Sub-total Municipal Bonds:			446,822,552	470,542,982	88.98%
Short-Term Investments:
14,910,813	NORTHERN INSTITUTIONAL FUNDS - TAX-EXEMPT PORTFOLIO, 0.01%(g)			14,910,813	14,910,813
	Sub-total Short-Term Investments:			14,910,813	14,910,813	2.82%
	Grand total(h)			$493,266,390	525,322,048	99.34%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor. Securities of sufficient credit quality with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

(b)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of the Funds.

(d)	This security is being fair valued according to procedures adopted by the Board of Trustees.
(e)	Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(f)

Restricted security that has been deemed illiquid. At September 30, 2012, the value of these restricted illiquid securities amounted to approximately $271,587 or 0.05% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST
ILLINOIS ST FIN AUTH SPORTS FAC REVENUE, 6.13%, 10/1/27	9/28/07	$728,963
ILLINOIS ST FIN AUTH SPORTS FAC REVENUE, 6.25%, 10/1/37	9/28/07	483,580
MASHANTUCKET WSTRN PEQUOT TRIBE CT, 5.50%, 9/1/36	7/19/06	509,675

(g)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2011, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $11,769,850 with net purchases of approximately $3,140,963 during the nine months ended September 30, 2012.

(h)

At September 30, 2012, the cost for Federal income tax purposes was $493,266,390. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$50,570,389
Gross unrealized depreciation	(18,514,731)
Net unrealized appreciation	$32,055,658

Diversification of investments representing geographic diversification, as a percentage of total invesments at fair value, is as follows:

Geographical Diversification	Percent
California	12.55%
Illinois	7.87
Texas	7.03
Ohio	6.46
Florida	5.14
Indiana	4.21
New Jersey	3.74
Arizona	3.68
Minnesota	3.38
Pennsylvania	3.17
Other	42.77
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

On January 1, 2012, the Clearwater Tax-Exempt Bond Fund (the “Tax-Exempt Bond Fund”) adopted all disclosures required by Accounting Standards Update No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Standards (“U.S. GAAP”) and International Financial Reporting Standards (“IFRSs”), which are reflected in this Schedule of Investments.

Fair value is an estimate of the price the Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Tax-Exempt Bond Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Clearwater Management Company’s (the “Adviser’s”) own assumptions in determining the fair value of an investment.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are deteremined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of the Tax-Exempt Bond Fund as of September 30, 2012 using the fair value methodology and levels described above:

	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$39,868,253	$—	$—	$39,868,253
Municipal Bonds
Airport	—	1,797,695	—	1,797,695
Bond Bank	—	2,664,600	—	2,664,600
Development	—	13,909,380	334,167	14,243,547
Education	—	52,552,797	—	52,552,797
Facilities	—	6,783,891	—	6,783,891
General	—	50,662,334	—	50,662,334
General Obligation	—	20,005,569	—	20,005,569
Higher Education	—	16,401,084	930,162	17,331,246
Housing	—	18,022,528	—	18,022,528
Medical	—	72,976,268	1,249,978	74,226,246
Mello-Roos	—	1,529,463	—	1,529,463
Multifamily Housing	—	37,948,375	—	37,948,375
Nursing Home	—	46,912,278	—	46,912,278
Pollution	—	572,645	—	572,645
Power	—	3,452,842	619,400	4,072,242
School District	—	21,808,799	—	21,808,799
Single Family Housing	—	54,093,208	—	54,093,208
Student Loan	—	6,259,177	—	6,259,177
Tobacco Settlement	—	4,803,477	—	4,803,477
Transportation	—	21,594,179	—	21,594,179
Utilities	—	2,619,920	—	2,619,920
Water	—	10,038,766	—	10,038,766
Short-Term Investments	14,910,813	—	—	14,910,813
Total Assets	$54,779,066	$467,409,275	$3,133,707	$525,322,048

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

For the Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bond securities, and short-term investments. The municipal bond securities generally are considered Level 2 securities based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s net asset value is calculated.

As of September 30, 2012, the Valuation Committee determined the fair valuation of municipal bonds based on inputs such as the last traded price at the time of significant events, such as the default of a municipal bond or the maturity of a bond anticipation note prior to the new roll forward date. The Valuation Committee also looked at observations of similar securities which are not currently openly traded in the active market. Finally, the Valuation Committee will consider other events in determining fair valuation including the nature of the security and whether it is traded openly in the active market. Such investments have been classified as Level 3 instruments.

Quantitative Information about Level 3 Fair Value Measurement:(1)
	Fair Value at 9/30/12	Valuation Technique	Unobservable Inputs	Pricing
Development	$234,167	Market Approach	Last evaluated price, from a primary pricing service provider, on February 14, 2012. Security has been in default since December 1, 2011.	65.000

Development	100,000	Market Approach	As security is not openly traded, the valuation is based on cost.	100.000

Higher Education	930,162	Market Approach	As security is a private placement and is not openly traded, the valuation is based on evaluated pricing of a security with similar characteristics.	90.602

Medical	237,381	Market Approach	As security is infrequently traded and there is a wide spread between prices provided by two independent pricing service providers, the valuation is based on an average of the prices.	80.646 and 55, resulting in an average price of 67.823

Medical	1,012,597	Market Approach	As security is a private placement and is not openly traded, the valuation is based on evaluated pricing of a security with similar characteristics.	105.847

Power	619,400	Market Approach	As security is not openly traded, the valuation is based on an average price of par value and a price determined in good faith by the Valuation committee.	100 and 84.62, resulting in an average price of 92.31

(1)

As the Tax-Exempt Bond Fund’s Level 3 assets are below one percent of the Tax-Exempt Bond Fund’s net assets on an aggregate basis, a disclosure of the sensitivity of significant unobservable inputs has not been presented.

The Tax-Exempt Bond Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between any of the Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on December 31, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have signifiantlly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal Bonds
	Development	Higher Education	Medical	Power	Utilities	Total
Balance as of 12/31/11	$181,777	$990,330	$1,144,754	$619,400	$964,241	$3,900,502
Realized Gains	473	—	995	—	—	1,468
Realized Losses	—	(2,209)	—	—	—	(2,209)
Change in Unrealized Appreciation	95,609	8,450	136,272	—	242,267	482,598
Change in Unrealized Depreciation	—	—	—	—	—	—
Purchases	100,000	—	—	—	—	100,000
Sales	(43,692)	(66,409)	(32,043)	—	(1,206,508)	(1,348,652)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Balance as of 9/30/12	$334,167	$930,162	$1,249,978	$619,400	$—	$3,133,707

The amount of change in net unrealized gain on investments in Level 3 securities still held at September 30, 2012 and broken out by sectors of Development, Higher Education, Medical and Power was $95,609, $8,450, $136,272 and $0, respectively.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2012

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
29,184	AGL ENERGY LTD.	$385,085	453,010
4,690	ALS LTD.	50,359	41,774
51,722	ALUMINA LTD.	50,177	45,586
20,015	AMCOR LTD.	65,856	161,049
46,294	AMP LTD.	141,805	207,852
10,115	APA GROUP	50,066	49,715
41,387	ARRIUM LTD.	67,342	23,389
70,799	ASCIANO LTD.	327,519	320,811
4,112	ASX LTD.	84,309	126,080
52,287	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	762,668	1,341,869
26,281	BENDIGO AND ADELAIDE BANK LTD.	209,666	209,288
179,910	BGP HOLDINGS PLC - (FRACTIONAL SHARES)(b)	-	-
64,000	BHP BILLITON LTD.	1,599,714	2,192,609
13,040	BORAL LTD.	38,661	51,922
31,913	BRAMBLES LTD.	167,622	232,298
25,256	CENTRO RETAIL AUSTRALIA	52,870	54,733
162,833	CFS RETAIL PROPERTY TRUST GROUP	291,066	325,867
10,606	COCA-COLA AMATIL LTD.	91,642	149,126
971	COCHLEAR LTD.	35,893	67,609
31,572	COMMONWEALTH BANK OF AUSTRALIA	991,975	1,825,761
205,900	COMMONWEALTH PROPERTY OFFICE FUND	212,619	220,972
8,520	COMPUTERSHARE LTD.	47,795	73,326
17,253	CROWN LTD.	91,067	162,797
9,576	CSL LTD.	226,091	456,755
13,946	CSR LTD.	34,433	22,559
85,105	DEXUS PROPERTY GROUP	62,970	83,834
5,726	DULUXGROUP LTD.	5,840	19,593
8,477	ECHO ENTERTAINMENT GROUP LTD.	19,849	33,665
38,735	FAIRFAX MEDIA LTD.	31,235	16,668
5,300	FLIGHT CENTRE LTD.	119,015	129,642
35,021	FORTESCUE METALS GROUP LTD.	104,271	126,735
21,437	GOODMAN GROUP	58,898	88,024
35,982	GPT GROUP	55,818	126,854
14,100	GRAINCORP LTD., CLASS A	136,163	130,999
34,615	HARVEY NORMAN HOLDINGS LTD.	79,261	69,632
5,059	ILUKA RESOURCES LTD.	48,779	52,090
36,603	INCITEC PIVOT LTD.	83,901	113,103
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	216,709
6,478	JAMES HARDIE INDUSTRIES S.E.	53,712	58,439
2,244	LEIGHTON HOLDINGS LTD.	29,819	38,672
10,015	LEND LEASE GROUP	61,130	81,520
22,737	MACQUARIE GROUP LTD.	531,413	670,980
80,948	METCASH LTD.	301,412	297,133
162,274	MIRVAC GROUP	201,904	240,617
45,050	NATIONAL AUSTRALIA BANK LTD.	807,072	1,190,710
15,949	NEWCREST MINING LTD.	440,376	481,908
8,017	ORICA LTD.	114,385	206,742
19,741	ORIGIN ENERGY LTD.	215,685	231,716
6,819	OZ MINERALS LTD.	25,768	47,727
60,703	PALADIN ENERGY LTD.(b)	104,577	78,365
416	PERPETUAL LTD.	7,027	11,202
33,000	PRIMARY HEALTH CARE LTD.	125,716	123,869
134,432	QANTAS AIRWAYS LTD.(b)	246,320	170,061
23,241	QBE INSURANCE GROUP LTD.	320,352	312,080
25,889	QR NATIONAL LTD.	95,723	91,540
2,468	RAMSAY HEALTH CARE LTD.	49,765	61,470
9,150	RIO TINTO LTD.	374,730	506,265
22,469	SANTOS LTD.	244,511	264,669
9,824	SONIC HEALTHCARE LTD.	79,849	138,029
10,500	SP AUSNET	9,734	11,378
142,829	STOCKLAND	423,304	494,657
49,573	SUNCORP GROUP LTD.	273,388	474,962
8,477	TABCORP HOLDINGS LTD.	15,377	24,260
100,846	TATTS GROUP LTD.	225,972	283,380
84,993	TELSTRA CORP. LTD.	216,236	345,470

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
63,589	TOLL HOLDINGS LTD.	$304,534	290,778
21,881	TRANSURBAN GROUP	88,365	136,132
49,800	TREASURY WINE ESTATES LTD.	187,576	259,740
19,759	WESFARMERS LTD.	324,937	701,930
2,560	WESFARMERS LTD. - PPS	32,507	94,792
42,659	WESTFIELD GROUP	253,085	449,413
158,427	WESTFIELD RETAIL TRUST	396,157	474,754
60,789	WESTPAC BANKING CORP.	872,864	1,566,364
12,189	WOODSIDE PETROLEUM LTD.	406,429	418,853
22,832	WOOLWORTHS LTD.	435,292	680,886
6,807	WORLEYPARSONS LTD.	151,071	199,678
		16,050,666	22,235,446	5.96%
Austria:
990	ANDRITZ A.G.	51,949	56,067
3,566	ERSTE GROUP BANK A.G.(b)	63,769	79,577
33,719	IMMOFINANZ A.G.	101,097	122,326
5,758	OMV A.G.	186,398	201,526
3,309	RAIFFEISEN BANK INTERNATIONAL A.G.	106,621	119,852
900	RHI A.G.	22,495	23,924
313	STRABAG S.E. (BEARER)	5,505	7,580
915	VERBUND A.G.	30,953	18,931
1,003	VIENNA INSURANCE GROUP A.G. WIENER
	VERSICHERUNG GRUPPE	49,973	42,535
2,303	VOESTALPINE A.G.	32,585	68,928
		651,345	741,246	0.20%
Belgium:
9,207	AGEAS	155,603	220,781
15,729	ANHEUSER-BUSCH INBEV N.V.	663,964	1,337,500
6,000	ANHEUSER-BUSCH INBEV N.V. ADR(c)	379,190	515,460
13,835	BELGACOM S.A.	437,049	422,255
1,645	COLRUYT S.A.	74,892	71,653
11,704	DELHAIZE GROUP S.A.	734,045	451,896
14,664	GROUPE BRUXELLES LAMBERT S.A.	1,208,492	1,088,269
2,869	KBC GROEP N.V.	50,323	68,835
400	MOBISTAR S.A.	25,537	12,619
1,537	SOLVAY S.A.	146,732	177,884
1,976	UCB S.A.	80,409	108,658
2,966	UMICORE S.A.	53,114	155,035
		4,009,350	4,630,845	1.24%
Canada:
4,700	ADVANTAGE OIL & GAS LTD.(b)	36,288	17,592
2,932	AGNICO-EAGLE MINES LTD.	145,234	152,093
5,834	AGRIUM, INC.	283,282	605,259
8,200	AGRIUM, INC. (NEW YORK EXCHANGE)	423,078	848,372
7,000	ALIMENTATION COUCHE TARD, INC., CLASS B	207,928	321,676
2,600	ARC RESOURCES LTD.	53,439	63,204
3,100	ATCO LTD., CLASS I	108,608	242,788
4,100	ATHABASCA OIL CORP.(b)	49,416	54,964
3,400	AURICO GOLD, INC.(b)	30,142	23,896
12,593	BANK OF MONTREAL	453,760	744,183
21,846	BANK OF NOVA SCOTIA	678,018	1,198,109
20,764	BARRICK GOLD CORP.	714,302	867,593
3,479	BAYTEX ENERGY CORP.	151,408	165,322
7,800	BCE, INC.	164,417	343,127
25,571	BOMBARDIER, INC., CLASS B	101,970	95,973
13,183	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	220,688	455,094
15,691	BROOKFIELD OFFICE PROPERTIES, INC.	178,946	260,782
11,740	CAE, INC.	85,345	125,739
2,700	CALFRAC WELL SERVICES LTD.	69,284	64,976
200	CALLOWAY REAL ESTATE INVESTMENT TRUST	5,338	6,076
12,381	CAMECO CORP.	225,626	241,157
8,340	CANADIAN IMPERIAL BANK OF COMMERCE	394,681	652,753
9,614	CANADIAN NATIONAL RAILWAY CO.	389,611	850,644
21,666	CANADIAN NATURAL RESOURCES LTD.	500,070	668,383
7,122	CANADIAN OIL SANDS LTD.	155,048	152,486

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
5,295	CANADIAN PACIFIC RAILWAY LTD.	$198,338	439,418
4,400	CANADIAN PACIFIC RAILWAY LTD.
	(NEW YORK EXCHANGE)	334,828	364,716
4,900	CANADIAN TIRE CORP. LTD., CLASS A	315,957	352,662
3,700	CANADIAN UTILITIES LTD., CLASS A	191,111	258,506
5,500	CANADIAN WESTERN BANK	140,214	167,602
6,200	CANFOR CORP.(b)	68,258	82,170
15,213	CENOVUS ENERGY, INC.	314,780	530,897
4,400	CENTERRA GOLD, INC.	49,090	55,092
21,519	CGI GROUP, INC., CLASS A(b)	281,908	577,831
5,231	CRESCENT POINT ENERGY CORP.	187,120	231,605
4,200	DUNDEE CORP., CLASS A(b)	97,479	105,602
12,278	ELDORADO GOLD CORP.	151,008	187,199
1,500	EMPIRE CO. LTD., CLASS A	88,306	90,290
15,872	ENBRIDGE, INC.	263,158	619,923
18,102	ENCANA CORP.	408,159	396,410
11,448	ENERPLUS CORP.	199,328	189,798
349	FAIRFAX FINANCIAL HOLDINGS LTD.	107,219	134,795
2,200	FINNING INTERNATIONAL, INC.	51,485	53,346
7,397	FIRST QUANTUM MINERALS LTD.	151,920	157,621
1,500	FORTIS, INC.	50,986	51,156
3,165	FRANCO-NEVADA CORP.	162,110	186,553
6,300	GENWORTH MI CANADA, INC.	132,975	133,669
2,800	GEORGE WESTON LTD.	200,720	180,133
3,052	GILDAN ACTIVEWEAR, INC.	33,435	96,760
16,004	GOLDCORP, INC.	539,260	734,792
2,200	GREAT-WEST LIFECO, INC.	49,273	50,034
1,100	HUDBAY MINERALS, INC.	10,650	10,830
8,953	HUSKY ENERGY, INC.	227,517	240,589
8,203	IAMGOLD CORP.	91,103	130,075
1,300	IGM FINANCIAL, INC.	51,915	50,762
6,504	IMPERIAL OIL LTD.	230,241	299,346
5,500	INMET MINING CORP.	271,010	261,416
1,000	INTACT FINANCIAL CORP.	61,002	60,824
38,836	KINROSS GOLD CORP.	424,053	397,381
4,000	LINAMAR CORP.	85,282	86,089
1,500	LOBLAW COS. LTD.	53,150	52,118
12,838	MAGNA INTERNATIONAL, INC.	354,008	555,089
34,374	MANULIFE FINANCIAL CORP.	420,235	414,308
1,400	MEG ENERGY CORP.(b)	50,769	53,242
3,469	METHANEX CORP.	31,828	98,972
5,700	METRO, INC.	281,950	338,581
800	MORGUARD CORP.	68,102	81,777
5,110	NATIONAL BANK OF CANADA	388,379	386,695
9,200	NEW GOLD, INC.(b)	99,620	112,759
11,881	NEXEN, INC.	199,398	300,903
4,500	NUVISTA ENERGY LTD.(b)	47,576	20,688
1,641	OPEN TEXT CORP.(b)	72,477	90,482
6,500	OSISKO MINING CORP.(b)	51,045	64,394
10,300	PACIFIC RUBIALES ENERGY CORP.	244,412	246,090
2,253	PAN AMERICAN SILVER CORP.	41,183	48,307
4,900	PASON SYSTEMS, INC.	69,833	81,786
9,522	PEMBINA PIPELINE CORP.	182,001	267,308
2,100	PENGROWTH ENERGY CORP.	21,359	14,161
27,167	PENN WEST PETROLEUM LTD.	349,160	386,575
6,700	PETROBANK ENERGY & RESOURCES LTD.(b)	106,114	93,975
7,800	PETROMINERALES LTD.	129,106	63,151
17,375	POTASH CORP. OF SASKATCHEWAN, INC.	526,973	755,148
4,200	POWER CORP. OF CANADA	105,623	102,099
1,900	POWER FINANCIAL CORP.	52,279	49,106
2,600	PROGRESS ENERGY RESOURCES CORP.	51,236	57,915
5,400	QUEBECOR, INC., CLASS B	181,917	179,769
7,400	RESEARCH IN MOTION LTD.(b)	49,392	56,601
2,101	RITCHIE BROS AUCTIONEERS, INC.	37,504	40,410
11,804	ROGERS COMMUNICATIONS, INC., CLASS B	297,724	477,845
6,200	RONA, INC.	64,634	69,936
28,202	ROYAL BANK OF CANADA	984,939	1,621,848

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
8,300	SAPUTO, INC.	$344,937	356,680
10,061	SHAW COMMUNICATIONS, INC., CLASS B	161,434	205,894
17,300	SHERRITT INTERNATIONAL CORP.	124,690	87,629
3,094	SHOPPERS DRUG MART CORP.	130,456	128,806
6,863	SILVER WHEATON CORP.	71,004	272,799
5,900	SNC-LAVALIN GROUP, INC.	218,514	227,739
1,900	STANTEC, INC.	59,616	64,740
13,665	SUN LIFE FINANCIAL, INC.	280,304	317,176
30,795	SUNCOR ENERGY, INC.	760,915	1,012,966
12,100	SUNCOR ENERGY, INC. (NEW YORK EXCHANGE)	407,661	397,485
24,791	TALISMAN ENERGY, INC.	289,882	331,332
10,976	TECK RESOURCES LTD., CLASS B	52,097	323,867
800	TELUS CORP.	49,597	50,458
4,274	TELUS CORP. (NON VOTING)	113,886	267,352
4,889	TIM HORTONS, INC.	155,840	254,405
18,042	TORONTO-DOMINION BANK (THE)	792,661	1,504,596
1,800	TOURMALINE OIL CORP.(b)	51,783	56,188
6,974	TRANSALTA CORP.	120,620	106,756
14,285	TRANSCANADA CORP.	389,230	650,056
5,000	TRANSCONTINENTAL, INC., CLASS A	63,589	42,465
5,900	TRANSFORCE, INC.	72,666	104,418
800	TRICAN WELL SERVICE LTD.	14,017	10,407
8,170	TURQUOISE HILL RESOURCES LTD.(b)	94,084	69,554
5,268	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	97,816	290,737
2,256	VERMILION ENERGY, INC.	83,841	106,012
6,100	VITERRA, INC.	98,781	99,954
3,800	WINPAK LTD.	60,757	60,604
19,653	YAMANA GOLD, INC.	186,540	375,404
		23,008,269	32,146,650	8.61%
China:
3,200	BAIDU, INC. ADR(b)(c)	432,767	373,824
55,000	FOSUN INTERNATIONAL LTD.	26,075	26,386
227,000	YANGZIJIANG SHIPBUILDING HOLDINGS LTD.	182,479	181,271
		641,321	581,481	0.16%
Denmark:
10	A.P. MOELLER - MAERSK A/S, CLASS A	46,408	67,778
30	A.P. MOELLER - MAERSK A/S, CLASS B	161,539	214,710
18,095	CARLSBERG A/S, CLASS B	1,354,847	1,603,228
338	COLOPLAST A/S, CLASS B	34,475	70,381
13,100	DANSKE BANK A/S(b)	138,182	236,424
4,000	DSV A/S	31,768	89,911
200	FLSMIDTH & CO. A/S	6,013	11,601
17,000	H. LUNDBECK A/S	326,798	315,894
12,800	NOVO NORDISK A/S, CLASS B	998,937	2,022,163
4,298	NOVOZYMES A/S, CLASS B	88,698	118,465
10,488	PANDORA A/S	73,214	142,821
7,310	TDC A/S	50,583	53,250
325	TOPDANMARK A/S(b)	33,362	63,641
		3,344,824	5,010,267	1.34%
Finland:
8,400	CARGOTEC OYJ, CLASS B	331,717	198,083
1,805	ELISA OYJ	21,851	40,801
7,306	FORTUM OYJ	150,746	134,542
12,548	KEMIRA OYJ	167,825	174,475
1,396	KESKO OYJ, CLASS B	30,705	39,557
2,451	KONE OYJ, CLASS B	86,493	169,614
5,078	METSO OYJ	59,357	181,479
11,359	NESTE OIL OYJ	110,935	148,892
70,828	NOKIA OYJ	184,458	182,950
2,240	NOKIAN RENKAAT OYJ	31,306	91,107
10,565	POHJOLA BANK PLC, CLASS A	85,425	139,028
5,573	SAMPO OYJ, CLASS A	77,600	173,387
559	SANOMA OYJ	6,931	5,011
15,829	STORA ENSO OYJ, CLASS R	75,698	98,331
11,200	TIETO OYJ	157,024	193,441

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Finland (Cont’d):
56,934	UPM-KYMMENE OYJ	$597,896	643,486
2,352	WARTSILA OYJ ABP	56,960	81,457
		2,232,927	2,695,641	0.72%
France:
2,714	ACCOR S.A.	79,810	90,524
551	AEROPORTS DE PARIS	28,858	43,944
5,432	AIR FRANCE-KLM(b)	38,168	35,203
6,459	AIR LIQUIDE S.A.	557,937	800,570
44,717	ALCATEL-LUCENT(b)	81,206	49,363
4,036	ALSTOM S.A.	142,736	141,516
1,165	ARKEMA S.A.	98,308	109,080
608	ATOS	15,429	42,379
32,877	AXA S.A.	444,269	489,674
819	BIOMERIEUX	79,843	76,021
19,107	BNP PARIBAS S.A.	827,604	908,011
22,036	BOUYGUES S.A.	625,305	538,044
735	BUREAU VERITAS S.A.	29,322	75,487
1,862	CAP GEMINI S.A.	62,328	78,784
10,277	CARREFOUR S.A.	246,184	213,158
2,177	CASINO GUICHARD PERRACHON S.A.	172,738	192,729
994	CHRISTIAN DIOR S.A.	84,311	133,358
8,977	CIE DE ST-GOBAIN	309,749	315,342
1,477	CIE GENERALE DE GEOPHYSIQUE - VERITAS(b)	37,616	46,503
8,604	CIE GENERALE DES ETABLISSEMENTS MICHELIN	546,110	674,027
3,658	CIE GENERALE D’OPTIQUE ESSILOR
	INTERNATIONAL S.A.	151,923	342,550
22,736	CNP ASSURANCES	350,915	296,998
20,908	CREDIT AGRICOLE S.A.(b)	106,829	144,284
10,899	DANONE S.A.	562,364	671,034
812	DASSAULT SYSTEMES S.A.	31,122	85,316
3,633	EDENRED	65,572	102,081
4,798	ELECTRICITE DE FRANCE S.A.	98,705	100,534
1,612	EURAZEO	53,525	73,851
3,941	EUTELSAT COMMUNICATIONS S.A.	92,605	126,689
495	FIMALAC	19,208	20,470
3,800	FONCIERE DES REGIONS	270,555	285,674
37,159	FRANCE TELECOM S.A.	600,015	448,300
24,659	GDF SUEZ	721,519	551,387
564	GECINA S.A.	51,331	57,737
6,795	GROUPE EUROTUNNEL S.A. (REGISTERED)	51,329	47,870
304	ILIAD S.A.	29,549	49,497
6,600	IMERYS S.A.	327,808	387,268
2,335	KLEPIERRE	57,367	81,888
4,713	LAFARGE S.A.	166,939	253,832
1,212	LAGARDERE S.C.A.	30,640	33,105
4,882	LEGRAND S.A.	111,114	184,010
4,633	L’OREAL S.A.	385,425	573,112
4,745	LVMH MOET HENNESSY LOUIS VUITTON S.A.	433,966	713,434
14,800	METROPOLE TELEVISION S.A.	223,816	201,984
41,178	NATIXIS	92,351	129,647
991	NEOPOST S.A.	83,847	54,723
3,937	PERNOD-RICARD S.A.	289,648	441,734
1,844	PEUGEOT S.A.(b)	31,688	14,574
1,531	PPR	112,344	234,915
29,348	PUBLICIS GROUPE S.A.	1,133,084	1,642,474
14,954	RENAULT S.A.	607,830	701,811
4,202	SAFRAN S.A.	40,399	151,117
34,862	SANOFI	2,206,957	2,972,521
11,344	SCHNEIDER ELECTRIC S.A.	504,223	671,390
1,813	SCOR S.E.	36,441	46,749
5,515	SES S.A.	114,220	150,002
468	SOCIETE BIC S.A.	50,420	56,545
13,170	SOCIETE GENERALE S.A.(b)	355,817	374,033
41,343	SOCIETE TELEVISION FRANCAISE 1	401,213	344,224
6,700	SODEXO	369,574	504,464
13,444	SODEXO PRIME FIDELITE	721,006	1,012,241

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
4,443	SUEZ ENVIRONNEMENT CO.	$61,712	50,353
2,589	TECHNIP S.A.	116,011	287,826
2,172	THALES S.A.	86,735	74,595
87,469	TOTAL S.A.	4,604,180	4,338,835
1,568	UNIBAIL-RODAMCO S.E.	177,708	312,528
13,600	VALEO S.A.	689,019	629,177
1,472	VALLOUREC S.A.	62,762	62,330
9,691	VINCI S.A.	405,978	412,780
26,089	VIVENDI S.A.	540,076	508,766
1,345	WENDEL S.A.	91,561	113,558
480	ZODIAC AEROSPACE	50,096	46,868
		23,538,872	27,227,402	7.30%
Germany:
3,492	ADIDAS A.G.	145,098	286,483
12,718	ALLIANZ S.E. (REGISTERED)	1,304,710	1,513,264
6,600	AURUBIS A.G.	352,865	384,639
30,917	BASF S.E.	1,736,792	2,608,337
15,701	BAYER A.G. (REGISTERED)	859,784	1,348,436
15,146	BAYERISCHE MOTOREN WERKE A.G.	836,294	1,107,690
1,591	BEIERSDORF A.G.	86,858	116,745
4,500	BILFINGER BERGER S.E.	321,502	397,862
435	BRENNTAG A.G.	47,835	55,678
7,652	CELESIO A.G.	109,250	136,439
63,372	COMMERZBANK A.G.(b)	114,815	113,118
916	CONTINENTAL A.G.	47,943	89,698
17,639	DAIMLER A.G. (REGISTERED)	589,913	853,775
18,383	DEUTSCHE BANK A.G. (REGISTERED)	726,168	726,311
4,000	DEUTSCHE BANK A.G. (REGISTERED)
	(NEW YORK EXCHANGE)	125,377	158,600
3,028	DEUTSCHE BOERSE A.G.	155,699	167,576
3,261	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	35,709	44,211
19,219	DEUTSCHE POST A.G. (REGISTERED)	228,974	375,410
55,825	DEUTSCHE TELEKOM A.G. (REGISTERED)	679,134	686,909
33,472	E.ON A.G.	825,419	794,260
25,200	FREENET A.G.	357,735	411,278
3,718	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	153,996	272,630
2,289	FRESENIUS S.E. & CO. KGAA	150,261	265,740
2,738	GEA GROUP A.G.	27,680	82,845
14,780	HANNOVER RUECKVERSICHERUNG A.G. (REGISTERED)	747,631	944,454
26,992	HEIDELBERGCEMENT A.G.	1,237,062	1,414,189
10,464	HENKEL A.G. & CO. KGAA	419,473	682,711
2,600	HOCHTIEF A.G.(b)	108,936	121,821
21,437	INFINEON TECHNOLOGIES A.G.	120,692	136,034
2,921	K+S A.G. (REGISTERED)	149,718	143,637
1,680	KABEL DEUTSCHLAND HOLDING A.G.(b)	100,991	119,843
7,213	LANXESS A.G.	416,984	598,149
3,250	LINDE A.G.	311,570	559,654
2,275	MAN S.E.	122,286	208,304
1,025	MERCK KGAA	86,079	126,452
5,223	METRO A.G.	175,323	156,222
4,041	MUENCHENER RUECKVERSICHERUNGS
	A.G. (REGISTERED)	512,591	630,953
10,061	RWE A.G.	298,364	450,131
1,458	SALZGITTER A.G.	79,130	56,331
18,062	SAP A.G.	753,061	1,279,169
5,000	SAP A.G. ADR(c)	321,038	356,650
16,101	SIEMENS A.G. (REGISTERED)	1,087,276	1,605,840
3,500	SIEMENS A.G. ADR(c)	330,588	350,525
8,037	SUEDZUCKER A.G.	256,707	284,543
6,245	THYSSENKRUPP A.G.	125,145	132,739
7,071	TUI A.G.(b)	57,698	60,918
493	VOLKSWAGEN A.G.	49,099	82,488
517	WACKER CHEMIE A.G.	55,413	33,193
12,125	WINCOR NIXDORF A.G.	454,516	474,150
		18,397,182	24,007,034	6.43%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Greece:
6,991	COCA COLA HELLENIC BOTTLING CO. S.A.	$105,579	130,448
5,506	OPAP S.A.	50,019	28,303
		155,598	158,751	0.04%
Hong Kong:
195,400	AIA GROUP LTD.	632,706	728,272
23,100	BANK OF EAST ASIA LTD.	41,005	86,691
76,500	BOC HONG KONG HOLDINGS LTD.	152,566	243,192
26,000	CATHAY PACIFIC AIRWAYS LTD.	31,809	42,316
28,000	CHEUNG KONG HOLDINGS LTD.	277,058	410,572
18,000	CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.	94,718	108,988
4,000	CHINA MOBILE LTD. ADR(c)	223,152	221,440
33,000	CHOW SANG SANG HOLDINGS INTERNATIONAL LTD.	90,252	82,138
36,500	CLP HOLDINGS LTD.	253,113	310,205
50,000	EMPEROR INTERNATIONAL HOLDINGS	10,241	12,445
27,800	ESPRIT HOLDINGS LTD.	38,689	42,736
18,000	GALAXY ENTERTAINMENT GROUP LTD.(b)	39,054	60,356
67,439	GUOCO GROUP LTD.	566,148	607,068
17,000	HANG LUNG GROUP LTD.	50,690	107,757
44,000	HANG LUNG PROPERTIES LTD.	116,126	150,373
20,600	HANG SENG BANK LTD.	255,794	315,879
13,000	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	93,551
121,121	HONG KONG & CHINA GAS CO. LTD.	149,918	307,096
18,900	HONG KONG EXCHANGES AND CLEARING LTD.	202,799	285,667
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	208
4,000	HOPEWELL HOLDINGS LTD.	10,853	13,825
48,000	HOPSON DEVELOPMENT HOLDINGS LTD.(b)	75,765	35,842
41,000	HUTCHISON WHAMPOA LTD.	238,015	397,624
12,000	HYSAN DEVELOPMENT CO. LTD.	49,052	54,629
116,000	JOHNSON ELECTRIC HOLDINGS LTD.	64,368	75,847
59,500	KERRY PROPERTIES LTD.	250,683	300,797
60,500	KINGBOARD CHEMICAL HOLDINGS LTD.	201,902	145,280
150,000	LI & FUNG LTD.	208,513	232,524
86,000	LINK REIT (THE)	232,845	407,593
30,500	MTR CORP. LTD.	88,703	115,643
224,000	NEW WORLD CHINA LAND LTD.	56,636	86,375
152,000	NEW WORLD DEVELOPMENT CO. LTD.	156,379	235,624
268,000	NOBLE GROUP LTD.	250,987	289,352
169,500	NWS HOLDINGS LTD.	240,670	272,370
117,000	PACIFIC ANDES RESOURCES DEVELOPMENT LTD.	15,657	14,015
73,000	POWER ASSETS HOLDINGS LTD.	451,269	619,940
144,000	SANDS CHINA LTD.	463,312	537,628
22,000	SHANGRI-LA ASIA LTD.	29,501	42,672
59,400	SINO LAND CO. LTD.	80,601	111,077
2,800	SINO-FOREST CORP.(b)(d)	50,555	-
110,000	SJM HOLDINGS LTD.	195,828	239,178
31,000	SUN HUNG KAI PROPERTIES LTD.	316,733	454,162
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	232,781
3,000	TELEVISION BROADCASTS LTD.	9,222	22,169
37,000	WHARF HOLDINGS LTD.	91,952	256,956
81,000	WHEELOCK & CO. LTD.	218,935	349,424
30,000	WYNN MACAU LTD.	50,423	81,054
75,500	YUE YUEN INDUSTRIAL HOLDINGS LTD.	198,103	254,132
		7,696,930	10,095,463	2.71%
Ireland:
11,901	ACCENTURE PLC, CLASS A	388,916	833,427
31,150	COVIDIEN PLC	1,125,384	1,850,933
14,588	CRH PLC	212,444	280,798
3,489	CRH PLC (DUBLIN EXCHANGE)	62,091	67,255
9,600	DCC PLC	234,006	276,345
9,842	ELAN CORP. PLC(b)	80,856	106,115
79,545	EXPERIAN PLC	594,851	1,321,755
36,995	ICON PLC ADR(b)(c)	730,132	901,568
3,620	KERRY GROUP PLC, CLASS A	124,234	185,383
11,192	SHIRE PLC	130,296	327,844
3,700	SHIRE PLC ADR(c)	356,228	328,190

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Ireland (Cont’d):
2,333	UBM PLC	$13,794	26,409
54,632	WPP PLC	509,416	742,376
		4,562,648	7,248,398	1.94%
Israel:
85,992	BANK HAPOALIM B.M.(b)	356,732	306,174
38,777	BANK LEUMI LE-ISRAEL B.M.(b)	110,128	108,374
53	ISRAEL (THE) CORP. LTD.	37,899	33,656
8,857	ISRAEL CHEMICALS LTD.	105,188	107,378
441	MELLANOX TECHNOLOGIES LTD.(b)	52,408	45,697
5,900	MIZRAHI TEFAHOT BANK LTD.(b)	51,135	52,329
1,494	NICE SYSTEMS LTD.(b)	50,675	49,533
18,292	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(c)	774,333	757,472
		1,538,498	1,460,613	0.39%
Italy:
26,031	ASSICURAZIONI GENERALI S.P.A.	405,603	374,328
5,090	ATLANTIA S.P.A.	76,981	79,016
12,162	AUTOGRILL S.P.A.	72,812	115,578
91,413	BANCO POPOLARE SCARL(b)	152,031	136,857
27,703	ENEL GREEN POWER S.P.A.	48,355	46,850
130,166	ENEL S.P.A.	536,819	460,339
47,644	ENI S.P.A.	908,645	1,042,076
5,619	EXOR S.P.A.	100,186	141,313
24,375	FIAT INDUSTRIAL S.P.A.	141,398	238,219
21,369	FIAT S.P.A.(b)	81,926	114,018
176,419	INTESA SANPAOLO S.P.A.	300,507	268,202
12,000	LOTTOMATICA GROUP S.P.A.	226,554	264,008
1,095	LUXOTTICA GROUP S.P.A.	14,342	38,739
224,000	MEDIASET S.P.A.	448,092	420,562
6,795	MEDIOBANCA S.P.A.	46,613	36,308
34,777	MEDIOLANUM S.P.A.	120,164	149,716
4,321	PIRELLI & C. S.P.A.	49,595	46,533
2,966	PRYSMIAN S.P.A.	29,515	52,904
4,862	SAIPEM S.P.A.	115,559	233,491
40,318	SNAM S.P.A.	174,297	178,752
7,240	SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI S.P.A.	49,650	58,104
79,341	TELECOM ITALIA S.P.A.	88,936	79,529
64,725	TELECOM ITALIA S.P.A.	49,274	56,685
7,497	TENARIS S.A.	100,711	152,992
22,370	TERNA RETE ELETTRICA NAZIONALE S.P.A.	71,955	83,367
79,067	UNICREDIT S.P.A.(b)	439,925	328,396
20,409	UNIONE DI BANCHE ITALIANE S.C.P.A.	68,849	75,430
		4,919,294	5,272,312	1.41%
Japan:
23,000	ADERANS CO. LTD.(b)	268,092	314,764
3,200	ADVANTEST CORP.	50,324	41,620
47,400	AEON CO. LTD.	364,820	536,320
4,800	AEON CREDIT SERVICE CO. LTD.	49,903	103,332
1,100	AEON MALL CO. LTD.	23,091	26,922
3,900	AISIN SEIKI CO. LTD.	88,379	110,944
17,000	AJINOMOTO CO., INC.	136,092	266,634
3,000	ALFRESA HOLDINGS CORP.	150,833	148,194
13,000	ALL NIPPON AIRWAYS CO. LTD.	37,823	27,320
34,000	AMADA CO. LTD.	166,835	149,001
110,000	AOZORA BANK LTD.	301,007	336,881
62,000	ASAHI GLASS CO. LTD.	436,219	413,124
5,900	ASAHI GROUP HOLDINGS LTD.	90,903	145,460
96,000	ASAHI KASEI CORP.	506,291	495,749
8,500	ASTELLAS PHARMA, INC.	289,732	431,864
11,000	BANK OF KYOTO (THE) LTD.	98,298	93,171
37,000	BANK OF YOKOHAMA (THE) LTD.	164,513	175,898
1,300	BENESSE HOLDINGS, INC.	48,395	62,968
13,800	BRIDGESTONE CORP.	205,726	320,069
25,400	BROTHER INDUSTRIES LTD.	248,903	235,645
1,100	CALBEE, INC.	64,773	96,413
100	CANON MARKETING JAPAN, INC.	1,198	1,381
22,500	CANON, INC.	675,940	719,347

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
3,500	CENTRAL JAPAN RAILWAY CO.	$211,543	307,665
2,700	CENTURY TOKYO LEASING CORP.	52,487	52,347
15,000	CHIBA BANK (THE) LTD.	81,968	87,264
18,000	CHUBU ELECTRIC POWER CO., INC.	308,559	234,573
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,277	94,279
11,800	CHUGOKU ELECTRIC POWER (THE) CO., INC.	185,442	156,800
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	40,189
2,200	COCA-COLA WEST CO. LTD.	37,179	36,479
63,119	CREDIT SAISON CO. LTD.	757,171	1,526,220
52,000	DAI NIPPON PRINTING CO. LTD.	501,372	362,483
22,000	DAIHATSU MOTOR CO. LTD.	356,576	367,045
145	DAI-ICHI LIFE INSURANCE (THE) CO. LTD.	178,610	164,622
13,100	DAIICHI SANKYO CO. LTD.	225,225	216,544
4,500	DAIKIN INDUSTRIES LTD.	124,473	116,652
12,400	DAINIPPON SUMITOMO PHARMA CO. LTD.	125,869	136,331
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	42,344	120,708
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	145,183
31,000	DAIWA SECURITIES GROUP, INC.	119,396	117,979
1,300	DENA CO. LTD.	40,158	43,178
4,000	DENKI KAGAKU KOGYO K.K.	7,188	12,404
9,700	DENSO CORP.	237,486	304,649
2,900	DENTSU, INC.	48,680	73,578
13,000	DOWA HOLDINGS CO. LTD.	55,385	90,121
244	EACCESS LTD.	41,031	47,118
7,000	EAST JAPAN RAILWAY CO.	392,789	463,739
2,800	EDION CORP.	23,555	12,378
5,000	EISAI CO. LTD.	174,197	225,527
10,800	ELECTRIC POWER DEVELOPMENT CO. LTD.	269,628	284,256
1,800	FAMILYMART CO. LTD.	52,590	88,571
3,800	FANUC CORP.	361,359	612,561
1,100	FAST RETAILING CO. LTD.	136,395	255,832
52,000	FUJI ELECTRIC CO. LTD.	135,794	105,946
11,000	FUJI HEAVY INDUSTRIES LTD.	57,631	91,338
19,100	FUJIFILM HOLDINGS CORP.	404,380	320,130
87,000	FUJITSU LTD.	376,141	326,642
85,000	FUKUOKA FINANCIAL GROUP, INC.	334,728	345,274
15,000	FURUKAWA ELECTRIC CO. LTD.	48,082	28,255
4,800	GREE, INC.	94,157	87,894
6,000	GUNMA BANK (THE) LTD.	31,571	30,523
12,000	HACHIJUNI BANK (THE) LTD.	67,350	66,582
1,870	HAKUHODO DY HOLDINGS, INC.	124,202	126,041
1,500	HAMAMATSU PHOTONICS K.K.	52,685	51,532
85,000	HANKYU HANSHIN HOLDINGS, INC.	371,047	459,639
7	HANKYU REIT, INC.	31,957	34,534
5,900	HEIWA CORP.	101,525	99,040
35,000	HINO MOTORS LTD.	244,619	229,179
500	HIROSE ELECTRIC CO. LTD.	48,402	56,061
7,000	HIROSHIMA BANK (THE) LTD.	26,154	23,501
600	HISAMITSU PHARMACEUTICAL CO., INC.	17,668	33,176
3,000	HITACHI CHEMICAL CO. LTD.	54,135	40,556
2,900	HITACHI CONSTRUCTION MACHINERY CO. LTD.	53,924	46,934
102,000	HITACHI LTD.	318,968	567,251
13,500	HITACHI LTD. ADR(c)	717,502	749,250
25,000	HOKUHOKU FINANCIAL GROUP, INC.	45,996	38,762
4,100	HOKURIKU ELECTRIC POWER CO.	48,437	49,753
45,600	HONDA MOTOR CO. LTD.	1,314,506	1,400,613
9,300	HOYA CORP.	203,780	204,377
1,600	IBIDEN CO. LTD.	37,951	23,393
3,200	IDEMITSU KOSAN CO. LTD.	322,534	262,431
24,000	IHI CORP.	31,334	53,511
52	INPEX CORP.	293,098	310,176
29,800	ISETAN MITSUKOSHI HOLDINGS LTD.	291,067	310,832
31,000	ISUZU MOTORS LTD.	66,138	149,758
28,000	ITOCHU CORP.	163,531	283,805
8,000	J. FRONT RETAILING CO. LTD.	31,099	44,900
12,000	JACCS CO. LTD.	36,683	45,823

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
2,200	JAPAN PETROLEUM EXPLORATION CO.	$89,226	88,237
13	JAPAN PRIME REALTY INVESTMENT CORP.	35,483	39,180
10	JAPAN REAL ESTATE INVESTMENT CORP.	87,096	100,718
74	JAPAN RETAIL FUND INVESTMENT CORP.	119,427	132,279
22,000	JAPAN STEEL WORKS (THE) LTD.	126,429	122,630
17,200	JAPAN TOBACCO, INC.	250,460	516,179
13,300	JFE HOLDINGS, INC.	239,003	175,539
4,000	JGC CORP.	53,048	133,522
12,000	JOYO BANK (THE) LTD.	54,056	58,739
5,100	JS GROUP CORP.	59,682	121,684
3,100	JSR CORP.	39,530	50,846
5,000	JTEKT CORP.	36,670	39,531
45	JUPITER TELECOMMUNICATIONS CO. LTD.	27,159	45,669
45,180	JX HOLDINGS, INC.	203,019	247,206
7,000	KAJIMA CORP.	15,004	19,106
11,000	KAMIGUMI CO. LTD.	72,240	91,056
25,000	KANEKA CORP.	144,809	120,452
15,000	KANSAI ELECTRIC POWER (THE) CO., INC.	118,948	117,248
2,000	KANSAI PAINT CO. LTD.	10,449	22,168
71,600	KAO CORP.	1,818,359	2,110,212
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	69,516
5,000	KDDI CORP.	240,697	388,265
13,000	KEIKYU CORP.	95,310	122,604
5,000	KEIO CORP.	28,321	37,737
5,000	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	45,170
781	KEYENCE CORP.	131,805	200,155
6,000	KIKKOMAN CORP.	52,867	82,035
20,000	KINDEN CORP.	143,732	126,090
49,000	KINTETSU CORP.	153,011	192,133
15,000	KIRIN HOLDINGS CO. LTD.	169,540	200,668
51,000	KOBE STEEL LTD.	74,632	40,518
2,400	KOHNAN SHOJI CO. LTD.	32,281	28,355
17,100	KOMATSU LTD.	234,965	336,787
2,300	KONAMI CORP.	36,513	52,254
5,500	KONICA MINOLTA HOLDINGS, INC.	47,545	42,286
3,300	K’S HOLDINGS CORP.	112,394	82,374
21,000	KUBOTA CORP.	129,773	212,585
21,800	KURARAY CO. LTD.	236,557	247,780
4,300	KURITA WATER INDUSTRIES LTD.	96,931	95,268
2,700	KYOCERA CORP.	198,000	233,882
8,000	KYOWA HAKKO KIRIN CO. LTD.	78,868	96,669
6,800	KYUSHU ELECTRIC POWER CO., INC.	50,656	56,115
2,800	LAWSON, INC.	120,035	215,276
19,000	LION CORP.	111,354	110,777
2,000	MAKITA CORP.	45,574	77,653
27,000	MARUBENI CORP.	91,249	172,297
6,500	MARUI GROUP CO. LTD.	32,287	46,060
26,000	MAZDA MOTOR CORP.(b)	48,589	30,318
1,600	MCDONALD’S HOLDINGS CO. JAPAN LTD.	43,060	45,577
10,700	MEDIPAL HOLDINGS CORP.	150,344	147,256
1,700	MEIJI HOLDINGS CO. LTD.	54,895	84,412
1,300	MIRACA HOLDINGS, INC.	50,134	58,387
81,500	MITSUBISHI CHEMICAL HOLDINGS CORP.	365,455	312,258
27,800	MITSUBISHI CORP.	436,819	505,490
37,000	MITSUBISHI ELECTRIC CORP.	189,950	273,092
27,000	MITSUBISHI ESTATE CO. LTD.	353,310	516,892
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	85,393
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	246,875
4,000	MITSUBISHI LOGISTICS CORP.	45,017	47,617
18,000	MITSUBISHI MATERIALS CORP.	47,129	56,741
54,000	MITSUBISHI MOTORS CORP.(b)	51,556	49,821
5,000	MITSUBISHI TANABE PHARMA CORP.	54,031	76,051
251,500	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,218,695	1,179,517
2,700	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	113,827
75,400	MITSUI & CO. LTD.	893,990	1,060,862
16,000	MITSUI CHEMICALS, INC.	40,819	31,369

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
20,000	MITSUI FUDOSAN CO. LTD.	$254,116	400,566
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	6,381
28,000	MITSUI O.S.K. LINES LTD.	113,072	65,300
467,020	MIZUHO FINANCIAL GROUP, INC.	773,775	760,019
19,000	MORINAGA MILK INDUSTRY CO. LTD.	75,823	64,762
14,180	MS&AD INSURANCE GROUP HOLDINGS	303,657	245,481
3,600	MURATA MANUFACTURING CO. LTD.	162,615	191,672
9,000	NAGASE & CO. LTD.	106,292	100,334
70,000	NAGOYA RAILROAD CO. LTD.	187,471	191,057
1,500	NAMCO BANDAI HOLDINGS, INC.	14,652	25,410
27,000	NEC CORP.(b)	70,167	42,901
3,000	NGK INSULATORS LTD.	44,485	35,943
3,000	NGK SPARK PLUG CO. LTD.	28,359	31,561
2,200	NIDEC CORP.	119,617	160,970
11,700	NIFCO, INC.	266,915	270,313
6,000	NIKON CORP.	75,728	165,147
2,100	NINTENDO CO. LTD.	328,779	266,134
11	NIPPON BUILDING FUND, INC.	90,970	118,543
9,000	NIPPON ELECTRIC GLASS CO. LTD.	66,934	49,706
88,000	NIPPON EXPRESS CO. LTD.	332,264	333,780
12,000	NIPPON FLOUR MILLS CO. LTD.	52,590	53,511
6,000	NIPPON MEAT PACKERS, INC.	72,315	77,038
161,535	NIPPON STEEL CORP.	413,835	331,186
21,300	NIPPON TELEGRAPH & TELEPHONE CORP.	944,460	1,015,331
17,000	NIPPON YUSEN K.K.	49,425	30,062
91,000	NISHI-NIPPON CITY BANK (THE) LTD.	250,065	211,060
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	55,933
128,100	NISSAN MOTOR CO. LTD.	973,100	1,091,581
2,500	NISSHIN SEIFUN GROUP, INC.	25,731	30,754
3,000	NISSHINBO HOLDINGS, INC.	23,700	19,759
2,500	NISSIN FOODS HOLDINGS CO. LTD.	94,290	98,027
600	NITORI HOLDINGS CO. LTD.	33,819	55,741
3,200	NITTO DENKO CORP.	77,639	152,538
5,700	NKSJ HOLDINGS, INC.	114,918	111,605
72,300	NOMURA HOLDINGS, INC.	256,136	258,481
22	NOMURA REAL ESTATE OFFICE FUND, INC.	128,147	137,994
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	55,668
6,000	NSK LTD.	24,006	34,829
2,000	NTN CORP.	5,258	4,024
65	NTT DATA CORP.	188,367	203,980
331	NTT DOCOMO, INC.	486,370	536,966
12,000	OBAYASHI CORP.	48,665	54,741
10,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	84,937	105,203
8,000	OITA BANK (THE) LTD.	25,912	26,243
13,000	OJI PAPER CO. LTD.	49,994	39,647
8,100	OLYMPUS CORP.	119,871	157,766
7,300	OMRON CORP.	99,962	140,313
1,400	ONO PHARMACEUTICAL CO. LTD.	60,256	86,200
8,000	ONWARD HOLDINGS CO. LTD.	54,094	63,763
800	ORIENTAL LAND CO. LTD.	50,479	105,382
11,360	ORIX CORP.	883,934	1,141,247
102,000	OSAKA GAS CO. LTD.	371,879	449,618
6,500	OTSUKA HOLDINGS CO. LTD.	188,581	201,564
39,600	PANASONIC CORP.	381,763	261,836
10,800	RAKUTEN, INC.	55,805	110,021
89,800	RESONA HOLDINGS, INC.	366,015	368,224
19,000	RICOH CO. LTD.	185,721	160,444
2,100	RICOH LEASING CO. LTD.	46,154	51,262
1,200	RINNAI CORP.	52,047	89,493
3,000	ROHM CO. LTD.	156,163	101,026
14,581	SANKYO CO. LTD.	762,079	679,168
2,600	SANTEN PHARMACEUTICAL CO. LTD.	85,886	119,606
35,000	SAPPORO HOKUYO HOLDINGS, INC.	109,166	100,462
15,320	SBI HOLDINGS, INC.	124,129	98,744
3,400	SECOM CO. LTD.	133,812	177,320
4,100	SEGA SAMMY HOLDINGS, INC.	38,822	77,808

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
3,800	SEINO HOLDINGS CO. LTD.	$28,099	24,103
39,000	SEKISUI CHEMICAL CO. LTD.	270,992	314,341
40,000	SEKISUI HOUSE LTD.	332,081	397,234
24,600	SEVEN & I HOLDINGS CO. LTD.	662,953	755,594
4,700	SHIKOKU ELECTRIC POWER CO., INC.	52,487	53,059
4,000	SHIMADZU CORP.	25,419	28,037
1,000	SHIMAMURA CO. LTD.	61,206	116,479
1,500	SHIMANO, INC.	58,204	109,175
2,000	SHIMIZU CORP.	7,530	6,740
8,300	SHIN-ETSU CHEMICAL CO. LTD.	411,842	466,904
26,000	SHIONOGI & CO. LTD.	324,230	397,132
6,000	SHISEIDO CO. LTD.	92,764	82,343
8,000	SHIZUOKA BANK (THE) LTD.	74,794	81,907
21,000	SHOWA DENKO K.K.	33,824	33,368
900	SMC CORP.	106,941	145,080
17,500	SOFTBANK CORP.	347,998	708,615
21,900	SOJITZ CORP.	34,134	28,343
18,600	SONY CORP.	344,419	219,035
6,600	SONY FINANCIAL HOLDINGS, INC.	85,415	113,158
4,100	SQUARE ENIX HOLDINGS CO. LTD.	74,222	62,572
69,400	STANLEY ELECTRIC CO. LTD.	1,033,145	1,028,022
125,000	SUMITOMO CHEMICAL CO. LTD.	440,779	318,749
21,300	SUMITOMO CORP.	207,214	287,404
13,100	SUMITOMO ELECTRIC INDUSTRIES LTD.	127,803	138,487
12,200	SUMITOMO FORESTRY CO. LTD.	98,655	108,494
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	41,056
9,000	SUMITOMO METAL MINING CO. LTD.	88,484	113,596
26,400	SUMITOMO MITSUI FINANCIAL GROUP, INC.	824,716	825,428
85,310	SUMITOMO MITSUI TRUST HOLDINGS, INC.	265,182	253,614
7,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	81,291	185,854
22,800	SUMITOMO RUBBER INDUSTRIES LTD.	279,267	270,832
12,100	SUZUKI MOTOR CORP.	223,614	234,900
1,300	SYSMEX CORP.	51,707	62,552
18,500	T&D HOLDINGS, INC.	193,138	200,315
22,000	TAIHEIYO CEMENT CORP.	50,652	47,361
11,000	TAISEI CORP.	19,821	31,574
600	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	40,190	48,975
41,000	TAKASHIMAYA CO. LTD.	275,212	281,601
5,100	TAKATA CORP.	106,021	91,753
16,000	TAKEDA PHARMACEUTICAL CO. LTD.	620,187	737,062
2,900	TDK CORP.	131,547	107,989
7,000	TEIJIN LTD.	14,861	17,132
2,600	TERUMO CORP.	95,419	111,943
2,000	THK CO. LTD.	29,290	30,702
13,000	TOBU RAILWAY CO. LTD.	49,764	69,965
1,000	TOHO CO. LTD.	13,412	18,388
17,000	TOHO GAS CO. LTD.	81,221	113,058
5,100	TOHOKU ELECTRIC POWER CO., INC.(b)	64,437	41,041
16,300	TOKIO MARINE HOLDINGS, INC.	411,422	416,484
6,000	TOKUYAMA CORP.	27,159	12,301
12,000	TOKYO BROADCASTING SYSTEM HOLDINGS, INC.	162,617	125,629
24,500	TOKYO ELECTRIC POWER CO., INC.(b)	59,966	40,185
3,200	TOKYO ELECTRON LTD.	128,746	136,341
64,000	TOKYO GAS CO. LTD.	238,072	352,642
25,000	TOKYU CORP.	103,448	119,491
62,000	TOKYU LAND CORP.	256,270	332,088
2,900	TOMY CO. LTD.	18,953	16,165
4,000	TONENGENERAL SEKIYU K.K.	37,796	34,700
58,000	TOPPAN PRINTING CO. LTD.	459,699	336,675
32,000	TORAY INDUSTRIES, INC.	181,548	189,442
80,000	TOSHIBA CORP.	245,424	256,280
6,000	TOTO LTD.	30,029	44,131
1,800	TOYO SEIKAN KAISHA LTD.	24,940	19,259
3,000	TOYO SUISAN KAISHA LTD.	74,690	75,039
4,000	TOYOTA INDUSTRIES CORP.	101,266	111,994
54,800	TOYOTA MOTOR CORP.	1,911,016	2,134,712

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
13,300	TOYOTA TSUSHO CORP.	$234,553	284,442
2,500	TREND MICRO, INC.	74,501	69,836
1,700	TSUMURA & CO.	50,505	53,414
8,000	UBE INDUSTRIES LTD.	13,963	17,222
4,000	UNICHARM CORP.	141,844	229,627
173	UNITED URBAN INVESTMENT CORP.	188,439	200,623
12,600	UNY CO. LTD.	121,599	98,004
1,000	USHIO, INC.	14,106	12,020
130	USS CO. LTD.	5,696	13,743
12,700	WEST JAPAN RAILWAY CO.	436,059	542,731
236	YAHOO JAPAN CORP.	62,283	89,907
2,500	YAKULT HONSHA CO. LTD.	42,793	118,530
7,530	YAMADA DENKI CO. LTD.	491,174	330,477
25,000	YAMAGUCHI FINANCIAL GROUP, INC.	220,002	202,461
3,800	YAMAHA MOTOR CO. LTD.	32,617	33,209
9,000	YAMATO HOLDINGS CO. LTD.	96,669	142,543
5,000	YAMAZAKI BAKING CO. LTD.	65,929	66,953
6,000	YOKOHAMA RUBBER (THE) CO. LTD.	46,080	44,285
		55,314,456	62,356,773	16.71%
Mexico:
6,700	FOMENTO ECONOMICO MEXICANO
	S.A.B. DE C.V. ADR(c)	204,664	616,266
4,183	FRESNILLO PLC	101,969	125,166
		306,633	741,432	0.20%
Netherlands:
86,511	AEGON N.V.	345,909	449,699
4,340	AKZO NOBEL N.V.	184,408	245,344
18,840	ARCELORMITTAL	336,718	270,195
10,461	ASML HOLDING N.V.	263,592	559,106
1,094	CORIO N.V.	43,642	46,514
27,642	DE MASTER BLENDERS 1753 N.V.(b)	296,965	333,022
7,751	EUROPEAN AERONAUTIC DEFENCE AND SPACE
	CO. N.V.	131,866	245,680
1,259	FUGRO N.V. - CVA	70,525	85,620
1,407	GEMALTO N.V.	103,080	123,765
1,747	HEINEKEN HOLDING N.V.	53,733	84,851
3,662	HEINEKEN N.V.	128,663	218,310
255,139	ING GROEP N.V. - CVA(b)	2,467,232	2,016,104
89,284	KONINKLIJKE AHOLD N.V.	1,134,209	1,118,346
5,539	KONINKLIJKE DSM N.V.	226,982	276,182
29,262	KONINKLIJKE KPN N.V.	379,855	223,594
65,470	KONINKLIJKE PHILIPS ELECTRONICS N.V.	1,405,199	1,527,462
732	KONINKLIJKE VOPAK N.V.	50,202	51,399
4,243	NUTRECO N.V.	308,107	314,289
128,600	POSTNL N.V.(b)	477,071	447,860
9,716	QIAGEN N.V.(b)	139,904	178,798
3,773	RANDSTAD HOLDING N.V.	73,225	125,410
24,589	REED ELSEVIER N.V.	284,778	328,787
9,300	ROYAL DUTCH SHELL PLC ADR(c)	640,138	645,513
74,494	ROYAL DUTCH SHELL PLC, CLASS A	1,911,115	2,576,697
52,274	ROYAL DUTCH SHELL PLC, CLASS B	1,332,653	1,855,393
2,000	ROYAL IMTECH N.V.	53,077	52,791
6,056	SBM OFFSHORE N.V.(b)	85,999	86,308
17,078	TNT EXPRESS N.V.	152,515	178,339
30,996	UNILEVER N.V. - CVA	665,501	1,096,588
6,193	WOLTERS KLUWER N.V.	101,075	116,433
		13,847,938	15,878,399	4.25%
New Zealand:
5,083	CHORUS LTD.	8,483	13,690
7,267	CONTACT ENERGY LTD.	20,979	31,797
14,246	FLETCHER BUILDING LTD.	48,135	82,285
18,050	SKYCITY ENTERTAINMENT GROUP LTD.	49,429	56,541
25,416	TELECOM CORP. OF NEW ZEALAND LTD.	27,958	50,128
9,200	VECTOR LTD.	17,307	21,728
		172,291	256,169	0.07%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Norway:
3,900	AKER SOLUTIONS ASA	$45,406	73,854
17,755	DNB ASA	137,278	217,694
3,900	KVAERNER ASA	6,506	10,074
31,521	NORSK HYDRO ASA	131,018	147,660
110,987	ORKLA ASA	760,405	842,832
6,600	SEADRILL LTD.	70,381	257,685
19,962	STATOIL ASA	380,646	515,291
13,506	TELENOR ASA	113,708	263,305
4,000	YARA INTERNATIONAL ASA	109,527	200,365
		1,754,875	2,528,760	0.68%
Panama:
4,500	COPA HOLDINGS S.A., CLASS A	339,665	365,715
		339,665	365,715	0.10%
Philippines:
8,500	GLOBE TELECOM, INC.	172,736	235,752
		172,736	235,752	0.06%
Portugal:
91,520	ENERGIAS DE PORTUGAL S.A.	263,321	251,923
2,881	GALP ENERGIA SGPS S.A.	35,487	46,723
6,408	JERONIMO MARTINS SGPS S.A.	30,014	106,929
10,562	PORTUGAL TELECOM SGPS S.A. (REGISTERED)	51,830	52,216
		380,652	457,791	0.12%
Russia:
11,600	LUKOIL OAO ADR(c)	796,664	714,560
36,600	SBERBANK OF RUSSIA ADR(c)	467,093	429,318
12,100	SBERBANK OF RUSSIA ADR (OTC EXCHANGE)(c)	171,650	142,962
		1,435,407	1,286,840	0.35%
Singapore:
31,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	51,644	60,877
39,500	CAPITALAND LTD.	75,674	102,353
36,000	CAPITAMALL TRUST	34,133	59,255
11,000	CITY DEVELOPMENTS LTD.	71,096	105,229
51,000	COSCO CORP. SINGAPORE LTD.	48,134	40,103
116,500	DBS GROUP HOLDINGS LTD.	964,735	1,366,035
28,000	FIRST RESOURCES LTD.	40,747	48,141
22,000	FRASER AND NEAVE LTD.	58,463	159,188
96,800	GENTING SINGAPORE PLC	48,634	108,062
130,000	GLOBAL LOGISTIC PROPERTIES LTD.	203,681	265,884
346,000	HUTCHISON PORT HOLDINGS TRUST, CLASS U	272,505	251,715
4,000	JARDINE CYCLE & CARRIAGE LTD.	37,657	156,776
158,120	KEPPEL CORP. LTD.	766,641	1,468,814
4,000	K-GREEN TRUST	1,432	3,325
53,000	OLAM INTERNATIONAL LTD.	79,953	88,533
4,000	ORCHARD PARADE HOLDINGS LTD.	5,123	7,692
50,000	OVERSEA-CHINESE BANKING CORP. LTD.	183,130	380,533
78,000	SEMBCORP INDUSTRIES LTD.	183,185	360,373
22,000	SEMBCORP MARINE LTD.	32,803	89,095
12,000	SINGAPORE AIRLINES LTD.	70,334	105,017
22,000	SINGAPORE EXCHANGE LTD.	89,463	125,486
41,000	SINGAPORE PRESS HOLDINGS LTD.	91,268	135,973
38,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	91,421	109,613
169,000	SINGAPORE TELECOMMUNICATIONS LTD.	321,975	440,668
305,000	STARHILL GLOBAL REIT	152,995	190,124
25,000	UNITED OVERSEAS BANK LTD.	160,579	400,293
63,000	UOL GROUP LTD.	212,525	294,151
35,000	WILMAR INTERNATIONAL LTD.	146,616	92,689
		4,496,546	7,015,997	1.88%
South Korea:
265	AMOREPACIFIC GROUP	53,245	117,547
1,578	CJ CORP.	123,301	142,690
4,960	DONGBU INSURANCE CO. LTD.	179,739	215,997
360	DOOSAN CORP.	37,407	44,537
430	GLOBAL & YUASA BATTERY CO. LTD.	16,687	18,919
970	GREEN CROSS HOLDINGS CORP.	15,638	14,313
2,170	GS HOLDINGS	133,967	130,424

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont’d):
180	GS HOME SHOPPING, INC.	$11,109	17,896
3,030	HALLA CLIMATE CONTROL CORP.	65,581	62,703
9,630	HANA FINANCIAL GROUP, INC.	332,542	295,028
6,050	HANKOOK TIRE CO. LTD.	232,946	226,448
230	HYUNDAI DEPARTMENT STORE CO. LTD.	29,872	31,662
3,950	HYUNDAI ENGINEERING & CONSTRUCTION CO. LTD.	224,018	239,895
5,920	HYUNDAI MARINE & FIRE INSURANCE CO. LTD.	161,442	184,297
15,900	INDUSTRIAL BANK OF KOREA	171,552	175,248
260	KCC CORP.	64,019	68,192
2,210	KOREA GAS CORP.	80,437	142,770
440	KOREA ZINC CO. LTD.	47,933	193,391
3,640	KT CORP.	145,775	115,283
1,060	KT&G CORP.	54,768	80,781
2,580	LG CORP.	165,582	144,388
7,940	LG DISPLAY CO. LTD.(b)	196,174	202,532
670	LS CORP.	43,960	58,414
3,980	SAMSUNG CARD CO. LTD.	127,043	143,419
1,150	SAMSUNG FIRE & MARINE INSURANCE CO. LTD.	233,762	247,295
6,540	SAMSUNG HEAVY INDUSTRIES CO. LTD.	199,782	221,839
1,860	SK HOLDINGS CO. LTD.	160,945	260,233
11,940	SK NETWORKS CO. LTD.	116,540	110,115
52	TAEKWANG INDUSTRIAL CO. LTD.	52,215	44,447
2,580	WOORI FINANCE HOLDINGS CO. LTD.	25,691	25,535
		3,503,672	3,976,238	1.07%
Spain:
5,000	ABENGOA S.A.	118,375	87,611
4,082	ABERTIS INFRAESTRUCTURAS S.A.	59,419	60,063
7,760	ACERINOX S.A.	96,174	87,018
3,670	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	98,941	75,602
5,244	AMADEUS IT HOLDING S.A., CLASS A	99,300	122,178
106,941	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	829,356	840,099
46,356	BANCO DE SABADELL S.A.	130,443	124,504
33,257	BANCO POPULAR ESPANOL S.A.	115,154	72,697
192,062	BANCO SANTANDER S.A.(b)	1,377,322	1,430,298
28,230	BANKIA S.A.(b)	50,862	47,161
13,443	CAIXABANK	41,927	50,548
210	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	94,787	102,415
9,700	DISTRIBUIDORA INTERNACIONAL DE ALIMENTACION S.A.	46,996	53,539
10,000	EDP RENOVAVEIS S.A.(b)	38,584	44,785
2,531	ENAGAS S.A.	38,142	49,927
16,085	FERROVIAL S.A.	79,147	209,290
3,797	FOMENTO DE CONSTRUCCIONES Y CONTRATAS S.A.	150,651	49,527
4,262	GAS NATURAL SDG S.A.	52,029	60,330
1,774	GRIFOLS S.A.(b)	51,309	58,589
69,082	IBERDROLA S.A.	443,536	313,202
4,633	INDITEX S.A.	189,163	575,315
2,100	OBRASCON HUARTE LAIN S.A.	39,697	48,441
2,111	RED ELECTRICA CORP. S.A.	88,270	100,089
15,403	REPSOL YPF S.A.	297,363	298,694
80,952	TELEFONICA S.A.	1,516,042	1,079,313
4,021	ZARDOYA OTIS S.A.	49,157	47,281
		6,192,146	6,088,516	1.63%
Sweden:
4,550	ALFA LAVAL AB	35,782	82,494
28,600	ASSA ABLOY AB, CLASS B	710,525	928,227
11,337	ATLAS COPCO AB, CLASS A	121,649	264,570
24,000	ATLAS COPCO AB, CLASS B	433,816	501,995
24,000	BOLIDEN AB	320,887	400,061
9,423	ELECTROLUX AB, CLASS B	132,130	232,384
8,575	ELEKTA AB, CLASS B	104,728	113,241
8,000	GETINGE AB, CLASS B	144,794	241,376
17,781	HENNES & MAURITZ AB, CLASS B	422,157	617,693
3,700	HEXAGON AB, CLASS B	56,830	79,306
11,600	HOLMEN AB, CLASS B	319,002	316,974
17,500	HUSQVARNA AB, CLASS B	64,201	89,272
10,000	INDUSTRIVARDEN AB, CLASS C	103,927	143,097

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont’d):
3,000	INVESTMENT AB KINNEVIK, CLASS B	$51,225	62,293
11,800	INVESTOR AB, CLASS B	161,782	259,748
10,900	LOOMIS AB, CLASS B	151,979	154,731
2,861	LUNDIN PETROLEUM AB(b)	52,086	69,729
30,000	MEDA AB, CLASS A	286,731	303,471
1,600	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	87,461	148,455
1,100	MODERN TIMES GROUP AB, CLASS B	50,175	48,578
43,400	NORDEA BANK AB	253,480	429,111
3,200	RATOS AB, CLASS B	51,337	28,230
10,000	SAAB AB, CLASS B	167,302	191,810
23,773	SANDVIK AB	201,678	322,631
7,800	SCANIA AB, CLASS B	65,585	143,081
44,200	SECURITAS AB, CLASS B	462,698	331,584
41,800	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	171,318	349,977
2,800	SKANSKA AB, CLASS B	23,703	45,310
13,800	SKF AB, CLASS B	141,836	297,680
5,400	SSAB AB, CLASS A	48,129	38,365
8,600	SVENSKA CELLULOSA AB, CLASS B	78,052	159,720
8,900	SVENSKA HANDELSBANKEN AB, CLASS A	161,721	333,428
37,800	SWEDBANK AB, CLASS A	412,825	710,081
6,600	SWEDISH MATCH AB	95,099	266,854
3,900	TELE2 AB, CLASS B	34,548	70,769
61,394	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	560,670	559,360
36,285	TELIASONERA AB	195,155	261,159
10,000	TRELLEBORG AB, CLASS B	67,718	112,422
51,509	VOLVO AB, CLASS B	518,857	722,177
		7,523,578	10,431,444	2.80%
Switzerland:
44,424	ABB LTD. (REGISTERED)	619,065	833,256
2,362	ACTELION LTD. (REGISTERED)	90,246	118,244
28,410	ADECCO S.A. (REGISTERED)	1,225,960	1,352,145
3,057	ARYZTA A.G.	83,637	146,600
1,089	BALOISE HOLDING A.G. (REGISTERED)	76,805	85,630
10,176	CIE FINANCIERE RICHEMONT S.A., CLASS A (BEARER)	249,690	610,265
19,000	CLARIANT A.G. (REGISTERED)	278,974	226,071
23,583	CREDIT SUISSE GROUP A.G. (REGISTERED)	598,828	499,768
680	FLUGHAFEN ZUERICH A.G. (REGISTERED)	252,783	279,099
3,339	GAM HOLDING A.G.	20,061	43,492
1,115	GEBERIT A.G. (REGISTERED)	110,661	242,454
174	GIVAUDAN S.A. (REGISTERED)	105,989	165,128
74,153	GLENCORE INTERNATIONAL PLC	463,374	410,839
1,051	HELVETIA HOLDING A.G. (REGISTERED)	325,727	366,554
4,025	HOLCIM LTD. (REGISTERED)	183,971	256,363
6,304	JULIUS BAER GROUP LTD.	160,170	219,863
967	KUEHNE + NAGEL INTERNATIONAL A.G. (REGISTERED)	57,750	109,198
55	LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	90,640	174,043
3	LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	108,299
6,301	LOGITECH INTERNATIONAL S.A. (REGISTERED)	70,452	57,754
2,644	LONZA GROUP A.G. (REGISTERED)	154,996	138,293
92,141	NESTLE S.A. (REGISTERED)	3,599,083	5,809,913
91,623	NOVARTIS A.G. (REGISTERED)	3,921,139	5,606,758
50,000	OC OERLIKON CORP. A.G. (REGISTERED)	336,530	480,618
12,556	PANALPINA WELTTRANSPORT HOLDING
	A.G. (REGISTERED)	939,093	1,199,586
14,410	PARGESA HOLDING S.A. (BEARER)	931,106	954,584
13,960	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,881,085	2,608,069
11,450	ROCHE HOLDING A.G. ADR(c)	473,277	538,035
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	169,751
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	72,713
121	SGS S.A. (REGISTERED)	130,564	248,573
53	SIKA A.G. (BEARER)	102,008	108,090
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	131,389
17,678	STMICROELECTRONICS N.V.	104,709	95,255
635	SULZER A.G. (REGISTERED)	30,609	92,503
591	SWATCH GROUP (THE) A.G. (BEARER)	109,095	235,783
2,391	SWATCH GROUP (THE) A.G. (REGISTERED)	61,462	166,145

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
2,725	SWISS LIFE HOLDING A.G. (REGISTERED)	$194,647	324,234
1,228	SWISS PRIME SITE A.G. (REGISTERED)	100,968	101,457
12,031	SWISS RE A.G.	382,215	773,321
527	SWISSCOM A.G. (REGISTERED)	178,636	211,819
1,832	SYNGENTA A.G. (REGISTERED)	408,030	684,720
4,900	SYNGENTA A.G. ADR(c)	316,811	366,765
65,374	TE CONNECTIVITY LTD.	1,363,200	2,223,370
14,645	TRANSOCEAN LTD.	724,707	657,414
4,513	WOLSELEY PLC	70,476	192,540
42,081	XSTRATA PLC	389,442	650,650
4,151	ZURICH FINANCIAL SERVICES A.G.	772,416	1,033,717
		23,077,993	32,181,130	8.62%
United Kingdom:
11,608	3I GROUP PLC	38,159	41,745
13,185	ABERDEEN ASSET MANAGEMENT PLC	49,918	66,237
2,834	ADMIRAL GROUP PLC	35,120	48,189
125,000	AFREN PLC(b)	290,716	282,794
4,419	AGGREKO PLC	137,492	165,053
6,487	AMEC PLC	66,053	120,047
26,599	ANGLO AMERICAN PLC	602,382	780,446
7,799	ANTOFAGASTA PLC	95,370	158,935
38,328	AON PLC	1,861,200	2,004,171
24,805	ARM HOLDINGS PLC	120,834	230,319
8,951	ASSOCIATED BRITISH FOODS PLC	135,509	186,315
25,596	ASTRAZENECA PLC	929,102	1,221,384
67,839	AVIVA PLC	252,388	349,128
5,239	BABCOCK INTERNATIONAL GROUP PLC	47,416	78,424
143,816	BAE SYSTEMS PLC	678,597	755,000
87,115	BALFOUR BEATTY PLC	373,130	427,229
329,632	BARCLAYS PLC	1,047,722	1,143,635
100,000	BARRATT DEVELOPMENTS PLC(b)	211,448	273,711
65,912	BG GROUP PLC	1,070,325	1,330,446
40,871	BHP BILLITON PLC	904,905	1,270,482
11,400	BHP BILLITON PLC ADR(c)	820,712	712,044
375,137	BP PLC	2,537,191	2,644,215
65,898	BRITISH AMERICAN TOBACCO PLC	1,825,517	3,383,403
41,630	BRITISH LAND CO. PLC	315,758	350,913
21,628	BRITISH SKY BROADCASTING GROUP PLC	167,051	259,669
499,545	BT GROUP PLC	1,209,135	1,860,993
5,069	BUNZL PLC	39,524	90,777
8,202	BURBERRY GROUP PLC	40,549	132,580
15,984	CAIRN ENERGY PLC	57,424	71,006
16,980	CAPITA PLC	162,367	212,364
6,025	CAPITAL & COUNTIES PROPERTIES PLC	6,933	21,190
6,025	CAPITAL SHOPPING CENTRES GROUP PLC	23,472	31,834
3,001	CARNIVAL PLC	81,398	110,636
29,227	CARPETRIGHT PLC(b)	301,362	310,079
101,375	CENTRICA PLC	391,096	536,615
121,669	COBHAM PLC	427,434	435,580
322,464	COMPASS GROUP PLC	2,175,858	3,559,118
31,200	COOKSON GROUP PLC	256,694	300,782
2,950	CRODA INTERNATIONAL PLC	101,220	115,520
175,000	DEBENHAMS PLC	176,976	289,375
95,282	DIAGEO PLC	1,334,779	2,676,442
8,724	DRAX GROUP PLC	50,000	71,424
52,000	EASYJET PLC	380,061	487,448
2,968	ENQUEST PLC(b)	3,713	5,502
11,872	EURASIAN NATURAL RESOURCES CORP. PLC	106,253	59,181
49,094	FIRSTGROUP PLC	242,956	190,266
27,619	G4S PLC	107,106	118,501
32,712	GKN PLC	101,683	113,466
99,409	GLAXOSMITHKLINE PLC	1,579,991	2,291,524
26,000	GREENE KING PLC	210,578	252,121
17,505	HAMMERSON PLC	69,535	127,486
36,031	HAYS PLC	49,874	44,859
400,427	HSBC HOLDINGS PLC	2,972,455	3,707,046

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
15,611	ICAP PLC	$78,003	80,946
11,465	IMI PLC	43,254	166,625
20,096	IMPERIAL TOBACCO GROUP PLC	490,973	743,784
11,958	INMARSAT PLC	92,794	113,929
6,290	INTERCONTINENTAL HOTELS GROUP PLC	49,219	164,546
29,947	INTERMEDIATE CAPITAL GROUP PLC	155,163	144,254
15,937	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A.(b)	37,969	38,319
2,722	INTERTEK GROUP PLC	108,909	120,437
12,127	INVENSYS PLC	29,802	45,843
24,275	INVESTEC PLC	158,102	149,899
98,470	ITV PLC	52,339	140,566
127,306	J. SAINSBURY PLC	664,300	714,375
34,400	JOHN WOOD GROUP PLC	363,221	446,341
3,841	JOHNSON MATTHEY PLC	85,088	149,666
4,109	KAZAKHMYS PLC	31,447	45,949
58,914	KINGFISHER PLC	179,446	251,347
35,511	LAND SECURITIES GROUP PLC	314,086	436,672
174,802	LEGAL & GENERAL GROUP PLC	205,778	372,318
2,228,332	LLOYDS BANKING GROUP PLC(b)	1,713,702	1,397,236
7,230	LONDON STOCK EXCHANGE GROUP PLC	86,287	110,096
2,131	LONMIN PLC	42,554	19,185
36,083	MARKS & SPENCER GROUP PLC	157,175	207,898
13,587	MEGGITT PLC	60,745	86,643
15,880	MELROSE PLC	52,258	62,108
107,461	MICHAEL PAGE INTERNATIONAL PLC	607,217	617,418
98,000	N BROWN GROUP PLC	399,669	434,718
117,173	NATIONAL GRID PLC	1,025,223	1,292,322
3,200	NEXT PLC	86,367	178,276
96,618	OLD MUTUAL PLC	133,905	265,078
15,525	PEARSON PLC	208,137	303,347
3,761	PETROFAC LTD.	71,320	96,869
1,900	PROVIDENT FINANCIAL PLC	32,564	42,126
53,918	PRUDENTIAL PLC	337,248	697,847
622,394	QINETIQ GROUP PLC	1,192,243	1,904,571
2,892	RANDGOLD RESOURCES LTD.	212,501	355,624
205,855	RAVEN RUSSIA LTD.	163,244	224,548
13,321	RECKITT BENCKISER GROUP PLC	585,115	766,865
212,811	REED ELSEVIER PLC	1,677,219	2,034,410
36,637	RESOLUTION LTD.	143,696	128,441
28,541	REXAM PLC	129,180	200,439
26,865	RIO TINTO PLC	876,052	1,251,570
37,993	ROLLS-ROYCE HOLDINGS PLC	232,663	517,194
42,019	ROYAL BANK OF SCOTLAND GROUP PLC(b)	140,633	174,382
65,996	RSA INSURANCE GROUP PLC	124,109	117,761
18,325	SABMILLER PLC	379,858	804,888
21,731	SAGE GROUP (THE) PLC	74,327	109,977
89,883	SAVILLS PLC	421,989	578,691
5,566	SCHRODERS PLC	79,236	136,439
10,277	SEGRO PLC	36,889	37,638
7,999	SERCO GROUP PLC	42,799	74,918
4,954	SEVERN TRENT PLC	76,220	134,316
18,534	SMITH & NEPHEW PLC	149,368	204,565
5,313	SMITHS GROUP PLC	80,666	88,970
18,671	SSE PLC	331,442	419,691
46,287	STANDARD CHARTERED PLC	777,401	1,046,429
48,103	STANDARD LIFE PLC	131,737	211,826
4,626	SUBSEA 7 S.A.	112,609	106,737
8,607	TATE & LYLE PLC	92,385	92,496
164,000	TAYLOR WIMPEY PLC	100,109	143,802
388,959	TESCO PLC	1,984,320	2,085,281
6,500	TRAVIS PERKINS PLC	106,152	109,266
18,836	TULLOW OIL PLC	298,063	416,708
25,525	UNILEVER PLC	593,004	928,232
57,750	UNILEVER PLC ADR(c)	1,547,978	2,109,030
10,541	UNITED UTILITIES GROUP PLC	80,109	121,876
6,150	VEDANTA RESOURCES PLC	116,202	102,191

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
260	VERIPOS, INC.(b)	$654	726
993,217	VODAFONE GROUP PLC	1,859,778	2,818,786
25,000	VODAFONE GROUP PLC ADR(c)	642,333	712,375
3,462	WEIR GROUP (THE) PLC	94,034	98,840
7,049	WHITBREAD PLC	203,876	258,163
76,000	WILLIAM HILL PLC	274,578	388,796
136,339	WM MORRISON SUPERMARKETS PLC	571,184	627,903
18,000	WS ATKINS PLC	191,780	211,751
		52,356,440	69,501,744	18.62%
United States:
50,307	ARCH CAPITAL GROUP LTD.(b)	987,131	2,096,796
1,960	CATAMARAN CORP.(b)	186,363	192,080
1,990	JOHNSON & JOHNSON	92,115	137,131
1,580	KRAFT FOODS, INC., CLASS A	4,586	65,333
24,853	SIGNET JEWELERS LTD.	481,710	1,211,832
1,300	SIMS METAL MANAGEMENT LTD.	14,504	12,914
9,775	THOMSON REUTERS CORP.	254,637	282,563
		2,021,046	3,998,649	1.07%
	Sub-total Common Stocks:	283,643,798	360,812,898	96.68%
Preferred Stocks:
Brazil:
11,000	VALE S.A. ADR(c)	172,837	190,960
		172,837	190,960	0.05%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	78,067
3,095	HENKEL A.G. & CO. KGAA	111,391	246,158
3,478	PORSCHE AUTOMOBIL HOLDING S.E.	159,145	208,034
3,577	PROSIEBENSAT.1 MEDIA A.G.	60,489	90,119
3,746	RWE A.G. (NON VOTING)	104,122	149,328
2,665	VOLKSWAGEN A.G.	183,670	486,143
		668,429	1,257,849	0.34%
	Sub-total Preferred Stocks:	841,266	1,448,809	0.39%
Corporate Bonds:
United Kingdom:
180,147	HSBC BANK PLC, EXP. 9/12/14(b)	745,102	1,025,532
	Sub-total Corporate Bonds:	745,102	1,025,532	0.27%
Rights:
Austria:
10,586	IMMOEAST A.G.(b)	-	-
		-	-	0.00%
France:
1,477	CIE GENERALE DE GEOPHYSIQUE - VERITAS(b)	1,817	2,384
		1,817	2,384	0.00%
	Sub-total Rights:	1,817	2,384	0.00%
Short-Term Investments:
8,635,495	NORTHERN INSTITUTIONAL FUNDS -U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	8,635,495	8,635,495
	Sub-total Short-Term Investments:	8,635,495	8,635,495	2.31%
	Grand total(f)	$293,867,478	371,925,118	99.65%

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.14% of net assets.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

(d)	This security has been deemed worthless according to procedures adopted by the Board of Trustees.
(e)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2011, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $2,073,315 with net purchases of approximately $6,562,180 during the nine months ended September 30, 2012.

(f)

At September 30, 2012, the cost for Federal income tax purposes was $295,409,498. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$86,346,429
Gross unrealized depreciation	(9,830,809)
Net unrealized appreciation	$76,515,620

At September 30, 2012, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	12.40%
Consumer Staples	12.27
Energy	8.32
Financials	22.81
Health Care	8.59
Industrials	14.06
Information Technology	4.27
Materials	9.87
Telecommunication Services	4.36
Utilities	3.05
100.00%

At September 30, 2012, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	22.81%
British Pound	19.91
Japanese Yen	16.96
Canadian Dollar	8.54
Swiss Franc	7.44
United States Dollar	7.18
Australian Dollar	6.12
All other currencies less than 5%	11.04
100.00%

At September 30, 2012, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty
British Pound	11,352	United States Dollar	18,413	10/1/12	$82	Northern Trust
British Pound	15,654	United States Dollar	25,390	10/1/12	112	Northern Trust
Japanese Yen	64,170	United States Dollar	826	10/1/12	4	Northern Trust
United States Dollar	345,210	British Pound	213,713	10/1/12	(104)	Northern Trust
United States Dollar	49,543	Danish Krone	287,104	10/1/12	(54)	Northern Trust
United States Dollar	197,409	Euro	153,530	10/1/12	(110)	Northern Trust
United States Dollar	277,950	Japanese Yen	21,627,308	10/1/12	(818)	Northern Trust
United States Dollar	158,493	Swiss Franc	148,984	10/1/12	(77)	Northern Trust
Australian Dollar	2,971	United States Dollar	3,081	10/2/12	1	Northern Trust
Australian Dollar	4,935	United States Dollar	5,118	10/2/12	1	Northern Trust

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2012

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty
British Pound	516	United States Dollar	831	10/2/12	$(2)	Northern Trust
British Pound	4,529	United States Dollar	7,300	10/2/12	(13)	Northern Trust
British Pound	6,412	United States Dollar	10,336	10/2/12	(19)	Northern Trust
Canadian Dollar	87	United States Dollar	89	10/2/12	-- *	Northern Trust
Canadian Dollar	664	United States Dollar	674	10/2/12	(1)	Northern Trust
Euro	195	United States Dollar	250	10/2/12	-- *	Northern Trust
Euro	9,254	United States Dollar	11,883	10/2/12	(9)	Northern Trust
Euro	19,644	United States Dollar	25,224	10/2/12	(19)	Northern Trust
Euro	20,582	United States Dollar	26,430	10/2/12	(20)	Northern Trust
Japanese Yen	579,994	United States Dollar	7,470	10/3/12	38	Bank of America
United States Dollar	4,993	Norwegian Krone	28,603	10/3/12	(2)	Citibank
Japanese Yen	342,039,600	United States Dollar	4,350,542	2/15/13	(39,078)	Northern Trust
					$(40,088)

*	Amount rounds to less than $1.

The Clearwater International Fund did not have any spot foreign currency transactions outstanding as of September 30, 2012.

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater International Fund (unaudited)
September 30, 2012

On January 1, 2012, the Clearwater International Fund (the “International Fund”) adopted all disclosures required by Accounting Standards Update No. 2011-04, Fair Value Measurement:Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Standards (“U.S. GAAP”) and International Financial Reporting Standards (“IFRSs”), which are reflected in this Schedule of Investments.

Fair value is an estimate of the price the International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determing the value of the International Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayments speeds, credit risks, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Clearwater Management Company’s (the “Adviser’s”) own assumptions in determining the fair value of an investment.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the International Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are deteremined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments and other financial instruments of the International Fund as of September 30, 2012, using the fair value methodology and levels described above:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$43,956,031	$—	$226,448	$44,182,479
Consumer Staples	44,337,956	—	—	44,337,956
Energy	30,219,714	—	—	30,219,714
Financials	82,771,166	—	100,462	82,871,628
Health Care	31,206,231	—	—	31,206,231
Industrials	51,073,183	—	—	51,073,183
Information Technology	15,499,773	—	—	15,499,773
Materials	34,647,695	—	—	34,647,695
Telecommunication Services	15,844,111	—	—	15,844,111
Utilities	10,930,128	—	—	10,930,128
Preferred Stocks
Consumer Discretionary	862,363	—	—	862,363
Consumer Staples	246,158	—	—	246,158
Materials	190,960	—	—	190,960
Utilities	149,328	—	—	149,328
Corporate Bonds
Materials	—	1,025,532	—	1,025,532
Rights
Energy	2,384	—	—	2,384
Short-Term Investments	8,635,495	—	—	8,635,495
Total	$370,572,676	$1,025,532	$326,910	$371,925,118

For the International Fund, 100% of the investment value is comprised of equity securities, corporate bonds, rights, and short-term investments. See the International Fund’s Schedule of Investments for geographical classification. As of September 30, 2012, the Valuation Committee determined the fair valuation of a common stock based on inputs such as the last traded price at the time trading was suspended for the security and considerations of any other events relevant to fair value. This investment has been classified as a Level 3 instrument.

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater International Fund (unaudited)
September 30, 2012

As of September 30, 2012, the Valuation Committee determined the fair valuation of common stock based on inputs such as the last traded price at the time of significant events, such as the delisting of a common stock. The Valuation Committee also looked at observations of similar securities which are not currently openly traded in the active market. Finally, the Valuation Committee will consider other events in determining fair valuation including the nature of the security and whether it is traded openly in the active market. Such investments have been classified as Level 3 instruments. The below information provides additional detail on the quantitative information used in the fair value determination of these Level 3 investments, including the nature of the security and whether it is traded openly in the active market.

Quantitative Information about Level 3 Fair Value Measurement:(1)
	Fair Value at 9/30/12	Valuation Technique	Unobservable Inputs	Pricing

Consumer Discretionary	$226,448	Market Approach	Last traded price, from a primary pricing service provider, on August 29, 2012. The date the security suspended trading on its primary exchange, due to a demerger.	KRW 41,600

Financials	100,462	Market Approach	Last traded price, from a primary pricing service provider, on September 26, 2012. The date the trading was suspended for the security from its primary exchange, due to a pending merger.	JPY 224

Materials	-	Market Approach	The Valuation Committee determined the fair valuation of this security based on trading being suspended by the Ontario Securities Commission (the “OSC”). The security was delisted from the OSC, its primary exchange, and the company is currently in bankruptcy proceedings.	0.000

(1)

As the International Fund’s Level 3 assets are below one percent of the International Fund’s net assets on an aggregate basis, a disclosure of the sensitivity of significant unobservable inputs has not been presented.

The International Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, a common stock investment with a fair value of $100,462 was transferred from Level 1 to Level 3 due to the security being valued using a last traded price by a primary pricing provider at the time of a significant event. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have signifiantlly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Transfer from Level 1 to Level 3
	Value	Reason
Common Stocks

Financials	$100,462	Last traded price at the time of a significant event.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$238	$—	$238
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(40,326)	$—	$(40,326)
Total Other Financial Instruments	$—	$(40,088)	$—	$(40,088)

The forward foreign currency exchange contracts outstanding at September 30, 2012 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate.

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater International Fund (unaudited)
September 30, 2012

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
	Consumer Discretionary	Financials		Materials	Total
Balance as of 12/31/11	$—	$—		$13,218	$13,218
Realized Gains	—	—		—	—
Realized Losses	—	—		—	—
Change in Unrealized Appreciation	—	—		—	—
Change in Unrealized Depreciation	(6,498)	—		(13,218)	(19,716)
Purchases	232,946	—		—	232,946
Sales	—	—		—	—
Transfers into Level 3	—	100,462	(1)	—	100,462
Transfers out of Level 3	—	—		—	—
Balance as of 9/30/12	$226,448	$100,462		$—	$326,910

(1)	Transferred from Level 1 to Level 3 due to security being valued based on unobservable inputs using the last traded price from a primary pricing service due to a pending merger.

The amount of change in net unrealized loss on investments in Level 3 securities still held at September 30, 2012 and broken out by sectors of Consumer Discretionary, Financials and Materials was $(6,498), $(25,043) and $(13,218), respectively.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater International Fund (unaudited)
September 30, 2012

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/George H. Weyerhaeuser, Jr
George H. Weyerhaeuser, Jr.
Chief Executive Officer and Treasurer

Date:	November 27, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/George H. Weyerhaeuser, Jr
George H. Weyerhaeuser, Jr.
Chief Executive Officer

Date:	November 27, 2012

By:	/s/George H. Weyerhaeuser, Jr
George H. Weyerhaeuser, Jr.
Treasurer (Principal Financial Officer)

Date:	November 27, 2012